UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number	811-21237

Unified Series Trust

(Exact name of registrant as specified in charter)

431 N. Pennsylvania Street
Indianapolis, IN	46204
(Address of principal executive offices)		(Zip code)

J. Michael Landis

Unified Fund Services, Inc.

431 N. Pennsylvania St.

Indianapolis, IN 46204

(Name and address of agent for service)

Registrant's telephone number, including area code:	317-917-7000

Date of fiscal year end:	11/30

Date of reporting period:	5/31/2007

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Semi-Annual Report

May 31, 2007

(Unaudited)

Fund Adviser:

Pekin Singer Strauss Asset Management

21 S. Clark Street, Suite 3325

Chicago, IL 60603

Toll Free (800) 470-1029

Dear Shareholder:

We are pleased to report that the Appleseed Fund generated a total return of 10.29% during the period of December 8, 2006 through May 31, 2007, which exceeded the 9.53% total return of its principal benchmark, the S&P 500 Index. We believe that six months is too short of a period to properly judge the performance of any mutual fund; nonetheless, we are happy to see the Appleseed Fund ahead of the market at this early onset.

Because this is our first shareholder letter, we want to briefly discuss the investing strategy of the Appleseed Fund. We spend our time every day trying to identify companies that meet the Fund’s strict social and environmental criteria and whose common stocks are out-of-favor, under-followed, and/or undervalued by the market. Typically, we will not make an investment unless our estimate of a company’s intrinsic value is at least 50% greater than the Fund’s purchase price. When we like a company, we have the freedom to make a significant investment; the Fund will typically hold just fifteen to twenty equity positions, representing our very best investment ideas. We also set up the Appleseed Fund without capitalization restrictions, which allows us to invest wherever we see value. As a result, the Fund today owns both large cap stocks like Dell (DELL) and micro-cap stocks like Celebrate Express (BDAY) .

A sound investing strategy is an important prerequisite of a successful mutual fund, but a reasonable expense ratio is also important. Because high management fees can create a performance drag on a mutual fund’s returns, the Appleseed Fund is structured as a no-load fund with a net expense ratio of 0.90%.1 The tradeoff for a low expense ratio is a more limited marketing and advertising effort compared to most other mutual funds. As shareholders ourselves, we think this tradeoff is well worth making. We are willing to let the Fund’s long-term performance record speak for itself.

The most significant positive contributor to the Fund’s performance during the first six months was Nokia (NOK). In January, Motorola pre-announced disappointing sales results, and Nokia’s stock price declined in sympathy based on fears that Motorola’s difficulties were the result of an industry-wide slowdown in cell phones. We purchased our Nokia position at that time, at an average cost below $20 per share; since then, it has become evident that Motorola’s challenges are company specific. Meanwhile, Nokia has been creating value by expanding its share of the cell phone market, and its stock closed at $27.38 on May 31st.

_________________________

1Through November 30, 2008. See footnote *** on page 4 for further explanation.

www.appleseedfund.com	(800) 470-1029

Another strong contributor to the Fund’s performance was Bausch & Lomb (BOL). We purchased Bausch shares when we first launched the Fund in December 2006, at an average purchase price below $50. In early 2006, Bausch & Lomb recalled and then discontinued one of its major eye care solution products, MoistureLoc, due to safety problems. We felt that management was handling the recall in a responsible manner and that the strength of the Bausch & Lomb brand would remain intact. Warburg Pincus, a private equity firm, seems to agree with our investment thesis because in May they made a $65 per share offer to acquire Bausch & Lomb. Bausch & Lomb management plans to shop the company around, looking for a better offer until early July. If the sale of the company to Warburg Pincus goes through, we will be somewhat disappointed by the result, as our estimate of Bausch & Lomb’s intrinsic value is greater than $65 per share, and the sale will result in a short-term capital gain for the Fund.

John B. Sanfilippo (JBSS) is the largest processor of nuts in the United States, and it was the most significant detractor to the Fund’s performance over the first six months. The company is in the midst of a turnaround situation, after two years of record high commodity costs that temporarily depressed the company’s gross margins. Since the company’s commodity costs have now reverted back to historical levels, we expect to see stronger earnings two years from now, but we also expect hiccups along the way. Right now, the company is in the midst of consolidating its manufacturing operations from five different facilities in the Chicago area into a single, state-of-the-art, nut processing and packaging plant. Once this manufacturing transition is complete, Sanfilippo will be the lowest cost producer in its industry. In the short-term, however, the company is operating two sets of facilities with significant cost redundancies, and those redundancies are producing a detrimental effect on operating results. In the midst of the company’s recent price decline to $11.06 per share on May 31st, we have added to our position and reduced the Fund’s average cost basis.

While we are pleased with the Fund’s performance during the first six months, we have not been resting on our laurels. In the past quarter we have added several new holdings to the Appleseed Fund’s portfolio, including Acco Brands (ABD), Celebrate Express (BDAY), Radio One (ROIAK), and the Female Health Company (FHCO). In each case, we felt that the market was offering us an opportunity to purchase an outstanding company at a significant discount, and in each case their market values have appreciated above the Fund’s original purchase price.

Given the strength of our research team, our investment process, and the current holdings in the Appleseed Fund’s portfolio, we are optimistic about the Fund’s ability to generate superior long-term returns. We appreciate your trust and your investment in the Appleseed Fund.

Sincerely,

www.appleseedfund.com	(800) 470-1029

Investment Results – (Unaudited)

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling 1-800-470-1029.

*	Return figures reflect any change in price per share and assume the reinvestment of all distributions.

** The Index is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees. The S&P 500 Index is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in the Index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

*** The adviser has contractually agreed to waive its management fee and/or reimburse expenses so that Net Expenses, excluding brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, extraordinary expenses, and any indirect expenses (such as expenses incurred by other investment companies in which the Fund invests) do not exceed 0.90% of the Fund’s average daily net assets through November 30, 2008. Each fee waiver and expense reimbursement by the adviser is subject to repayment by the Fund within the three fiscal years following the fiscal year in which that particular waiver or expense was incurred, provided that the Fund is able to make the repayment without exceeding the 0.90% expense limitations.

www.appleseedfund.com	(800) 470-1029

The chart above assumes an initial investment of $10,000 made on December 08, 2006 (commencement of Fund operations) and held through May 31, 2007. The S&P 500 Index is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in the Index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

Current performance may be lower or higher than the performance data quoted. For more information on the Fund, and to obtain performance data current to the most recent month end, please call 1-800-470-1029. Investing in the Fund involves certain risks that are discussed in the Fund’s prospectus. Please read the prospectus carefully before you invest or send money.

The Fund is distributed by Unified Financial Securities, Inc., member NASD.

www.appleseedfund.com	(800) 470-1029

Fund Holdings – (Unaudited)

1As a percentage of net assets.

The Appleseed Fund invests primarily in a portfolio of equity securities of companies that are undervalued in the opinion of the Fund’s adviser, Pekin Singer Strauss Asset Management.

Availability of Portfolio Schedule – (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available at the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Summary of Fund’s Expenses – (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs (such as short-term redemption fees); and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period (December 8, 2006, the date the Fund commenced operations) and held for the entire period (through May 31, 2007).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Expenses shown are meant to highlight your ongoing costs only and do not reflect any transactional costs such as the redemption fee imposed on short-term redemptions. The second line of the table below is useful in comparing ongoing costs only and will not help you determine the relative costs of owning different funds. If incurred, the short-term redemption fee imposed by the Fund would increase your expenses.

Appleseed Fund	Beginning Account Value	Ending Account Value May 31, 2007	Expenses Paid During the Period Ended May 31, 2007
Actual *	$1,000.00	$1,102.92	$4.54
Hypothetical ** (5% return before expenses)	$1,000.00	$1,020.44	$4.53

*Expenses are equal to the Fund’s annualized expense ratio of 0.90%, multiplied by the average account value over the period, multiplied by 175/365 (to reflect the period since commencement of Fund operations on December 8, 2006).

** The hypothetical example is calculated based on a six month period from December 1, 2006 to May 31, 2007. Accordingly, expenses are equal to the Fund’s annualized expense ratio of 0.90%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the partial year period).

Appleseed Fund
Schedule of Investments
May 31, 2007
(Unaudited)

Common Stocks - 83.94%	Shares	Market Value

Blankbooks, Looseleaf Binders & Bookbinding & Related Work - 6.37%
Acco Brands Corp. (a)	15,703	$ 392,732

Broadcasting & Communications Equipment - 13.27%
Powerwave Technologies, Inc. (a)	128,300	818,554

Cable & Other Pay Television Services - 4.79%
Liberty Media Corp. - Interactive - Class A (a)	12,200	295,606

Electronic Computers - 1.66%
Dell, Inc. (a)	3,800	102,106

Fabricated Rubber Products - 0.08%
The Female Health Co. (a)	2,000	4,820

Fire, Marine & Casualty Insurance - 4.93%
American International Group, Inc.	4,200	303,828

Food & Beverage - 13.01%
John B. Sanfilippo & Son, Inc. (a)	72,529	802,171

Miscellaneous Retail - 1.05%
Sharper Image Corp. (a)	5,700	65,037

National Commercial Banks - 2.74%
Citigroup, Inc.	3,100	168,919

Ophthalmic Goods - 0.77%
Bausch & Lomb, Inc.	700	47,530

Pharmaceutical Preparations - 4.81%
Pfizer, Inc.	10,800	296,892

Radio & TV Broadcasting & Communications Equipment - 1.73%
Nokia Corp. (b)	3,900	106,782

Radio Broadcasting Stations - 4.26%
Radio One, Inc. - Class D (a)	34,946	262,444

Retail - Apparel and Accessory Stores - 4.19%
Hanesbrands, Inc. (a)	9,905	258,521

Retail - Department Stores - 4.71%
Wal-Mart Stores, Inc.	6,100	290,360

Retail - Miscellaneous General Merchandise Stores - 4.94%
Celebrate Express, Inc.	34,826	304,727

Services - Educational Services - 5.76%
Apollo Group, Inc. - Class A (a)	7,400	354,978

Wholesale - Medical & Dental Equipment & Supplies - 4.87%
Johnson & Johnson	4,750	300,533

TOTAL COMMON STOCKS (Cost $4,942,983)		5,176,540

*See accompanying notes which are an integral part of these financial statements.

Appleseed Fund
Schedule of Investments - continued
May 31, 2007
(Unaudited)

Real Estate Investment Trust - 10.92%	Shares	Market Value

Annually Capital Management, Inc.	43,600	$ 673,184

TOTAL REAL ESTATE INVESTMENT TRUST (Cost $602,061)		673,184
	Principal
U.S. Agency Obligations - 0.40%	Amount

Federal National Mortgage Association, 6.00%, 04/04/2022	$ 25,000	24,639

TOTAL U.S. AGENCY OBLIGATIONS (Cost $25,010)		24,639

Mortgage-Backed Securities - 0.93%

Federal Home Loan Mortgage Corp., 5.50%, 05/01/2037	58,600	57,216

TOTAL MORTGAGE-BACKED SECURITIES (Cost $58,244)		57,216

Municipal Bonds - 0.65%

Kentucky HSG Corp., 5.286%, 07/01/2009	40,000	39,964

TOTAL MUNICIPAL BONDS (Cost $40,027)		39,964

Money Market Securities - 5.15%	Shares

Huntington Money Market, 4.43% (c)	317,762	317,762

TOTAL MONEY MARKET SECURITIES (Cost $317,762)		317,762

TOTAL INVESTMENTS (Cost $5,986,087) - 101.99%		$6,289,305

Liabilities in excess of other assets - (1.99)%		(122,566)

TOTAL NET ASSETS - 100.00%		$ 6,166,739

(a) Non-income producing.
(b) American Depositary Receipts.
(c) Variable Rate Security; the money market rate shown represents the rate at May 31, 2007.

*See accompanying notes which are an integral part of these financial statements.

Appleseed Fund
Statement of Assets and Liabilities
May 31, 2007
(Unaudited)

Assets
Investments in securities, at market value (cost $5,986,087)	$ 6,289,305
Dividends receivable	7,196
Interest receivable	3,169
Prepaid expenses	6,761
Receivable due from Adviser (a)	8,449
Total assets	6,314,880

Liabilities
Payable for investments purchased	127,417
Payable to trustees and officers	57
Payable to administrator, fund accountant, and transfer agent	8,211
Other accrued expenses	12,025
Payable to custodian	431
Total liabilities	148,141

Net Assets	$ 6,166,739

Net Assets consist of:
Paid in capital	$ 5,820,259
Accumulated undistributed net investment income	45,102
Accumulated undistributed net realized gain (loss) from investment transactions	(1,840)
Net unrealized appreciation on investments	303,218

Net Assets	$ 6,166,739

Shares outstanding (unlimited number of shares authorized)	560,155

Net Asset Value and offering price per share	$ 11.01

Redemption price per share ($11.01 * 98%) (b)	$ 10.79

(a) See Note 3 in the Notes to the Financial Statements.

(b) The Fund charges a 2.00% redemption fee on shares redeemed within 90 calendar days of purchase. Shares are redeemed at the Net Asset Value if held longer than 90 calendar days.

*See accompanying notes which are an integral part of these financial statements.

Appleseed Fund
Statement of Operations
For the period ended May 31, 2007 (Unaudited) (a)

Investment Income
Dividend income (net of withholding tax of $616)	$ 52,075
Interest income	11,674
Total Investment Income	63,749

Expenses
Investment Adviser fee (b)	17,845
Transfer agent expenses	13,084
Administration expenses	12,257
Fund accounting expenses	9,838
Legal expenses	7,323
Auditing expenses	5,920
Custodian expenses	2,941
Trustee expenses	2,548
CCO expenses	2,452
Printing expenses	1,923
Pricing expenses	1,471
Miscellaneous expenses	1,005
Registration expenses	164
Total Expenses	78,771
Less: Fees waived & expenses reimbursed by Adviser (b)	(62,569)
Net operating expenses	16,202
Net investment income	47,547

Realized & Unrealized Gain (Loss) on Investments
Net realized (loss) on investment securities	(1,840)
Change in unrealized appreciation (depreciation) on investment securities	303,218
Net realized and unrealized gain on investment securities	301,378
Net increase in net assets resulting from operations	$ 348,925
(a) For the period December 8, 2006 (the date the Fund commenced operations) through May 31, 2007.
(b) See Note 3 in the Notes to the Financial Statements.

*See accompanying notes which are an integral part of these financial statements.

Appleseed Fund
Statement of Changes In Net Assets

	Period ended
	May 31, 2007
	(Unaudited)	(a)
Operations
Net investment income	$ 47,547
Net realized (loss) on investment securities	(1,840)
Change in unrealized appreciation (depreciation) on investment securities	303,218
Net increase in net assets resulting from operations	348,925

Distributions
From net investment income	(2,445)
Total distributions	(2,445)

Capital Share Transactions
Proceeds from Fund shares sold	5,917,180
Reinvestment of distributions	2,445
Amount paid for Fund shares repurchased	(99,366)
Net increase in net assets resulting from capital share transactions	5,820,259

Total Increase in Net Assets	6,166,739

Net Assets
Beginning of period	-

End of period	$ 6,166,739

Accumulated net investment income included in net assets at end of period	$ 45,102

Capital Share Transactions
Shares sold	569,245
Shares issued in reinvestment of distributions	243
Shares repurchased	(9,333)

Net increase from capital share transactions	560,155

a) For the period December 8, 2006 (the date the Fund commenced operations) through May 31, 2007.

*See accompanying notes which are an integral part of these financial statements.

Appleseed Fund
Financial Highlights
(For a share outstanding during the period)

	Period ended
	May 31, 2007
	(Unaudited)	(a)

Selected Per Share Data:
Net asset value, beginning of period	$ 10.00

Income from investment operations:
Net investment income	0.10
Net realized and unrealized gain on investments	0.93
Total from investment operations	1.03

Less Distributions to shareholders:
From net investment income	(0.02)
Total distributions	(0.02)

Paid in capital from redemption fees	-	(b)

Net asset value, end of period	$ 11.01

Total Return (c)	10.29%	(d)

Ratios and Supplemental Data:
Net assets, end of period (000)	$ 6,167
Ratio of expenses to average net assets	0.90%	(e)
Ratio of expenses to average net assets before reimbursement Ratio of net investment income to average net assets	4.38%	(e)
	2.64%	(e)
Ratio of net investment income to average net assets before reimbursement	(0.84)%	(e)
Portfolio turnover rate	9.79%

(a) For the period December 8, 2006 (the date the Fund commenced operations) through May 31, 2007.
(b) Redemption fees resulted in less than $0.005 per share.

(c) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(d) Not annualized.
(e) Annualized.

*See accompanying notes which are an integral part of these financial statements.

Appleseed Fund

Notes to the Financial Statements

May 31, 2007

(Unaudited)

NOTE 1.	ORGANIZATION

The Appleseed Fund (the “Fund”) was organized as a non-diversified series of Unified Series Trust (the “Trust”) on September 11, 2006. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees of the Trust (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series. The Fund is one of a series of funds currently authorized by the Board. The Fund commenced operations on December 8, 2006. The Fund’s investment adviser is Pekin Singer Strauss Asset Management, Inc. (the “Adviser”). The investment objective of the Fund is to provide long-term capital appreciation.

NOTE 2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuations - Equity securities are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser subject to guidelines approved by the Board of Trustees of the Trust (the “Board”).

Fixed income securities are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, such securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a country or region.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.

Federal Income Taxes – The Fund makes no provision for federal income tax. The Fund intends to qualify each year as a “regulated investment company” under subchapter M of the Internal Revenue Code of 1986, as amended, by

Appleseed Fund

Notes to the Financial Statements - continued

May 31, 2007

(Unaudited)

NOTE 2.	SIGNIFICANT ACCOUNTING POLICIES – continued

distributing substantially all of its net investment income and net realized capital gains. If the required amount of net investment income is not distributed, the Fund could incur a tax expense.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis (as determined by the Board).

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method.

Distributions to Shareholders - The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on at least an annual basis. The Fund intends to distribute its net realized long-term capital gains and its net realized short-term capital gains at least once a year. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.

Accounting for Uncertainty in Income Taxes - In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48 – Accounting for Uncertainty in Income Taxes that requires the tax effects of certain tax positions to be recognized. These tax positions must meet a “more likely than not” standard that, based on their technical merits, have a more than 50 percent likelihood of being sustained upon examination. FASB Interpretation No. 48 is effective for fiscal periods beginning after December 15, 2006. At adoption, the financial statements must be adjusted to reflect only those tax positions that are more likely than not of being sustained. Management of the Fund is currently evaluating the impact that FASB Interpretation No. 48 will have on the Fund’s financial statements.

Fair Value Measurements - In September 2006, FASB issued Statement on Financial Accounting Standards (SFAS) No. 157 “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of May 31, 2007, the Fund does not believe that the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain measurements reported on the statement of changes in net assets for a fiscal period.

NOTE 3.	FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Adviser of the Fund, under the terms of the management agreement (the “Agreement”), manages the Fund’s investments subject to approval of the Board. As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 1.00% of the average daily net assets of the Fund.

Appleseed Fund

Notes to the Financial Statements - continued

May 31, 2007

(Unaudited)

NOTE 3.	FEES AND OTHER TRANSACTIONS WITH AFFILIATES - continued

For the period December 8, 2006 (commencement of operations) through May 31, 2007, the Adviser earned a fee of $17,845 from the Fund before waiving a portion of those fees, as described below.

The Adviser has contractually agreed through November 30, 2008 to waive all or a portion of its management fees and/or reimburse the Fund for certain fees and expenses, excluding brokerage fees & commissions, borrowing costs (such as interest and dividends on securities sold short), taxes, extraordinary expenses and any indirect expenses (such as expenses incurred by other investment companies in which the fund invests), but only to the extent necessary to maintain the Fund’s total annual operating expenses, at 0.90% of average daily net assets. For the period December 8, 2006 (commencement of operations) through May 31, 2007, the Adviser waived management fees and reimbursed Fund expenses totaling $62,569. As of May 31, 2007 the Adviser owed $8,449 to the Fund. Each waiver or reimbursement by the Adviser is subject to repayment by the Fund within the three fiscal years following the fiscal year in which the particular waiver or reimbursement occurred; provided that the Fund is able to make the repayment without exceeding the 0.90% expense limitation. Consequently, as of May 31, 2007, $62,569 may be subject to such potential repayment by the Fund to the Adviser through November 30, 2010.

The Trust retains Unified Fund Services, Inc. (“Unified”) to manage the Fund’s business affairs and provide the Fund with administrative services, including all regulatory reporting and necessary office equipment and personnel. For the period December 8, 2006 (commencement of operations) through May 31, 2007, Unified earned fees of $12,257 for administrative services provided to the Fund. As of May 31, 2007 the Fund owed Unified $3,759 for administrative services. Certain officers of the Trust are members of management and/or employees of Unified. Unified operates as a wholly-owned subsidiary of Huntington Bancshares, Inc., the parent company of the principal distributor of the Fund and Huntington National Bank, the custodian of the Fund’s investments (the “Custodian”). For the period December 8, 2006 (commencement of operations) through May 31, 2007, the Custodian earned fees of $2,941 for custody services provided to the Fund. As of May 31, 2007, the Fund owed the Custodian $431 for custody services.

The Trust retains Unified to act as the Fund’s transfer agent and to provide fund accounting services. For the period December 8, 2006 (commencement of operations) through May 31, 2007, Unified earned fees of $8,356 from the Fund for transfer agent services provided to the Fund and $4,728 in reimbursement for out-of-pocket expenses incurred in providing transfer agent services to the Fund. For the period December 8, 2006 (commencement of operations) through May 31, 2007 Unified earned fees of $9,838 from the Fund for fund accounting services provided to the Fund. As of May 31, 2007 the Fund owed Unified $1,512 for transfer agent services, $500 in reimbursement of out-of-pocket expenses and $2,440 for fund accounting services.

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “Plan”). The Plan provides that the Fund will pay the Adviser and/or any registered securities dealer, financial institution or any other person (the “Recipient”) a shareholder servicing fee of 0.25% of the average daily net assets of the class in connection with the promotion and distribution of the Fund’s shares or the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, the printing and mailing of sales literature and servicing shareholder accounts (“12b-1 Expenses”). The Fund or Adviser may pay all or a portion of these fees to any Recipient who renders assistance in distributing or promoting the sale of shares, or who provides certain shareholder services, pursuant to a written agreement. The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 Expenses actually incurred. It is anticipated that the Plan will benefit shareholders because an effective sales program typically is necessary in order for the Fund to reach and maintain a sufficient size to achieve efficiently its investment objectives and to realize economies of scale. The Adviser does not currently intend to activate the Plan but may do so at any time.

Unified Financial Securities, Inc. (the “Distributor”) acts as the principal distributor of the Fund. There were no payments made by the Fund to the Distributor during the period December 8, 2006 (commencement of operations) through May 31, 2007. The Distributor, Unified and the Custodian are controlled by Huntington Bancshares, Inc.

Appleseed Fund

Notes to the Financial Statements - continued

May 31, 2007

(Unaudited)

NOTE 4.	INVESTMENT TRANSACTIONS

For the period ended May 31, 2007, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations, were as follows:

As of May 31, 2007, the net unrealized appreciation of investments for tax purposes was as follows:

At May 31, 2007, the aggregate cost of securities for federal income tax purposes was $5,986,087.

NOTE 5.	ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 6.	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund (or class) creates a presumption of control of the fund (or class), under Section 2(a)(9) of the Investment Company Act of 1940. As of May 31, 2007, Ronald L. Strauss owned 7.15% of the Fund and Richard Singer owned 5.36% of the Fund. Ronald L. Strauss and Richard Singer are portfolio managers and part owners of the Adviser. Therefore, both are affiliates of the Fund. Pershing LLC owned, for the benefit of its customers, 78.02% of the Fund. As a result, Pershing LLC may be deemed to control the Fund.

NOTE 7. DISTRIBUTION:

On December 28, 2006 the Fund paid an income distribution of $0.0175 per share or $2,445 to shareholders of record on December 27, 2006.

MANAGEMENT AGREEMENT APPROVAL

(Unaudited)

The Management Agreement (the “Agreement”) was considered by the Board, including a majority of the Trustees who are not interested persons of the Trust or interested parties to the Agreement (collectively, the “Independent Trustees”) at an in-person meeting on June 5, 2006, and approved at an in-person meeting on September 11, 2006.

The Trustees were directed to the Board materials, provided in advance of the meeting, which were compiled to assist them in their decision-making as required by Section 15(c) of the Investment Company Act of 1940, as amended. Legal counsel reviewed these materials with the Trustees, which included, among other information, materials furnished by the Adviser in advance of the meeting, including current financial statements and Form ADV Part II and an investment questionnaire describing the Adviser’s investment strategies. The Trustees also reviewed a description of the Adviser’s business and personnel information, including a description of its policies and practices regarding best execution, trade allocation, soft dollars and proxy voting.

The Trustees also met with the Adviser’s portfolio managers, who would serve as co-portfolio managers of the Fund. The Chief Investment Officer, one of the Fund’s portfolio managers advised the Board that the Adviser has been a wealth management firm serving individual and family clients since 1990. He described the investment strategy of the Fund and reviewed the historical performance of a composite portfolio managed by him using the same strategy. The Trustees reviewed the proposed management fee and the Adviser’s agreement to cap certain Fund expenses. The Adviser also answered questions asked by the Board.

In considering the Agreement on behalf of the Fund, the Trustees primarily considered that: (1) the Adviser has over 16 years’ experience in successfully providing investment management services to clients with over $500 million in assets under management; (2) although the proposed Adviser has no prior experience managing a mutual fund, the Fund’s portfolio managers have extensive capital market experience with a focus on trading and risk management of large and complex portfolios; (3) Adviser has agreed to cap certain of the Fund’s operating expenses for its first two years of operations, which is a benefit to shareholders; (4) the total expense ratio incurred by the Fund (after reimbursement by the Adviser) will be in-line with the typical average expense ratio charged by equity mutual funds; and (5) the Adviser’s prior performance in managing discretionary private accounts, without the application of any socially responsible screens, was very good, as the Adviser’s private accounts substantially outperformed their benchmark (the S&P 500 Index) for each of the one, three, five and ten years ended March 31, 2006. As a result of their considerations, the Trustees, including the Independent Trustees, unanimously determined that the proposed Agreement was in the best interests of the Appleseed Fund and its shareholders.

PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge upon request (1) by calling the Fund at (800) 470-1029 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

TRUSTEES

Gary E. Hippenstiel

Stephen A. Little

Daniel J. Condon

Ronald C. Tritschler

OFFICERS

Anthony J. Ghoston, President

John Swhear, Senior Vice President

James M. Landis, Treasurer

Heather Bonds, Secretary

Lynn E. Wood, Chief Compliance Officer

INVESTMENT ADVISER

Pekin Singer Strauss Asset Management

21 S. Clark Street

Suite 3325

Chicago, IL 60603

DISTRIBUTOR

Unified Financial Securities, Inc.

431 N. Pennsylvania Street

Indianapolis, IN 46204

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen Fund Audit Services, Ltd.

800 Westpoint Pkwy., Suite 1100

Westlake, OH 44145

LEGAL COUNSEL

Thompson Coburn LLP

One U.S. Bank Plaza

St. Louis, MO 63101

LEGAL COUNSEL TO THE INDEPENDENT TRUSTEES

Thompson Hine LLP

312 Walnut Street, 14th Floor

Cincinnati, OH 45202

CUSTODIAN

Huntington National Bank

41 South High St.

Columbus, OH 43215

ADMINISTRATOR, TRANSFER AGENT

AND FUND ACCOUNTANT

Unified Fund Services, Inc.

431 N. Pennsylvania Street

Indianapolis, IN 46204

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus, which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, Inc.

Member NASD/SIPC

Semi-Annual Report

May 31, 2007

(Unaudited)

Fund Advisor:

Chinook Capital Management, LLC

4380 SW Macadam Ave.

Suite 250

Portland, OR 97239

Toll Free (800) 440-6895

Investment Results (Unaudited)

The performance quoted represents past performance, which does not guarantee future results. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

* Return figures reflect any change in price per share and assume the reinvestment of all distributions.

** The Fund commenced operations on March 28, 2005. For performance calculations, the inception date is March 30, 2005, the date the Fund first began to invest in accordance with its stated objective.

*** The Index is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees. The Russell 2000 Growth Index is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in this Index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

**** The advisor has contractually agreed to waive its management fee and/or reimburse expenses so that Net Expenses, excluding brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), 12b-1 fees, taxes, extraordinary expenses, and any indirect expenses (such as expenses incurred by other investment companies in which the Fund may invest) do not exceed 1.85% of the Fund’s average daily net assets through November 30, 2007. Each fee waiver and expense reimbursement by the adviser is subject to repayment by each Fund within the three fiscal years following the fiscal year in which that particular waiver or expense was incurred, provided that the Fund is able to make the repayment without exceeding the 1.85% expense limitation.

The chart above assumes an initial investment of $10,000 made on March 30, 2005 (commencement of Fund operations) and held through May 31, 2007. The Russell 2000 Growth Index is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in the index; however, an individual can invest in ETF’s or other investment vehicles that attempt to tract the performance of a benchmark index. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

Current performance may be lower or higher than the performance data quoted. For more information on Fund and to obtain performance data current to the most recent month end, please call 1-800-440-6895. Investing in the Fund involves certain risks that are discussed in the Fund’s prospectus. Please read the prospectus carefully before you invest or send money.

The Fund is distributed by Unified Financial Securities, Inc., member NASD.

Fund Holdings (Unaudited)

1As a percentage of net assets.

The Fund invests primarily in common stocks of small-cap companies that the Fund’s advisor, Chinook Capital Management, LLC, believes offer growth opportunities at a reasonable price. Small-cap companies selected generally will have total market capitalizations that do not exceed $2 billion.

Availability of Portfolio Schedule

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available at the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Summary of Fund’s Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs (such as short-term redemption fees); and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2006 through May 31, 2007).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Expenses shown are meant to highlight your ongoing costs only and do not reflect any transactional costs such as the redemption fee imposed on short-term redemptions. The second line of the table below is useful in comparing ongoing costs only and will not help you determine the relative costs of owning different funds. If incurred, the short-term redemption fee imposed by the Fund would increase your expenses.

Chinook Emerging Growth Fund	Beginning Account Value December 1, 2006	Ending Account Value May 31, 2007	Expenses Paid during the Period December 1, 2006 - May 31, 2007 *
Actual	$1,000.00	$1,101.45	$9.67
Hypothetical**	$1,000.00	$1,015.73	$9.27

* Expenses are equal to the Fund’s annualized expense ratio of 1.85%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the partial year period).
**Assumes a 5% return before expenses.

Chinook Emerging Growth Fund
Schedule of Investments
May 31, 2007 (Unaudited)

Common Stocks - 96.54%	Shares	Value

Computer Communications Equipment - 2.82%
Digi International, Inc. (a)	24,511	$ 344,380

Electromedical & Electrotherapeutic Apparatus - 6.07%
ArthroCare Corp. (a)	9,934	437,791
Cholestech Corp. (a)	18,039	302,153
		739,944

Footwear (No Rubber) - 2.20%
Iconix Brand Group, Inc. (a)	12,064	268,424

General Industrial Machinery & Equipment - 1.55%
Flow International Corp. (a)	14,726	189,082

Hazardous Waste Management - 1.63%
Stericycle, Inc. (a)	2,174	198,204

In Vitro & In Vivo Diagnostic Substances - 1.07%
Immucor, Inc. (a)	4,146	130,931

Instruments for Measures & Testing of Electricity & Electrical Supplies - 3.04%
EXFO Electro-Optical Engineering, Inc. (a)	55,797	371,050

Insurance Agents, Brokers& Service - 2.89%
HealthExtras, Inc. (a)	11,597	352,897

Laboratory Analytical Instruments - 2.14%
Integra LifeSciences Holding Corp. (a)	5,093	261,373

Measuring & Controlling Devices - 3.05%
Input/Output, Inc. (a)	23,232	372,409

Orthopedic, Prosthetic & Surgical Appliances & Supplies - 5.80%
American Medical Systems Holdings, Inc. (a)	19,154	359,329
DJO, Inc. (a)	8,919	347,930
		707,259

Pharmaceutical Preparations - 2.04%
Sciele Pharma, Inc. (a)	10,068	248,881

Retail - Drug Stores and Proprietary Stores - 2.88%
PetMed Express, Inc. (a)	27,147	350,468

Retail - Eating Places - 2.65%
Ruth's Chris Steak House, Inc. (a)	17,647	323,117

*See accompanying notes which are an integral part of these financial statements.

Chinook Emerging Growth Fund
Schedule of Investments - continued
May 31, 2007 (Unaudited)

Common Stocks - 96.54% - continued	Shares	Value

Retail - Miscellaneous Retail - 2.43%
Ezcorp, Inc. - Class A (a)	19,683	$ 295,835

Security Brokers, Dealers & Flotation Companies - 2.93%
optionsXpress Holdings, Inc.	14,019	357,204

Semiconductors & Related Devices - 8.15%
Advanced Analogic Technologies, Inc. (a)	25,105	222,430
Diodes, Inc. (a)	7,964	294,588
Exar Corp. (a)	21,016	285,607
SiRF Technology Holdings, Inc. (a)	8,790	190,743
		993,368

Services - Business Services - 5.25%
Phase Forward, Inc. (a)	17,667	290,445
Websense, Inc. (a)	15,515	349,087
		639,532

Services - Computer Integrated Systems Design - 2.73%
DealerTrack Holdings, Inc. (a)	9,207	332,281

Services - Computer Processing & Data Preparation - 4.39%
CyberSource Corp. (a)	29,148	383,005
TriZetto Group, Inc. (a)	8,198	151,909
		534,914

Services - Legal Services - 2.64%
CRA International, Inc. (a)	6,078	321,465

Services - Management Consulting Services - 8.35%
Navigant Consulting, Inc. (a)	13,876	289,176
NIC, Inc.	72,843	411,563
Rainmaker Systems, Inc. (a)	39,390	317,090
		1,017,829

Services - Miscellaneous Health & Allied Services - 2.81%
AMN Healthcare Services, Inc. (a)	15,237	343,137

Services - Prepackaged Software - 4.71%
Kenexa Corp. (a)	5,901	230,198
Epicor Software Corp. (a)	23,761	344,059
		574,257

Services - Specialty Outpatient Facilities - 2.78%
Psychiatric Solutions, Inc. (a)	8,692	339,162

*See accompanying notes which are an integral part of these financial statements.

Chinook Emerging Growth Fund
Schedule of Investments - continued
May 31, 2007 (Unaudited)

Common Stocks - 96.54% - continued	Shares	Value

Surgical & Medical Instruments & Apparatus - 5.01%
Kyphon, Inc. (a)	6,312	$ 299,757
LifeCell Corp. (a)	11,028	310,438
		610,195

Telephone & Telegraph Apparatus - 2.06%
Symmetricom, Inc. (a)	30,822	250,583

Wholesale - Miscellaneous Durable Goods - 2.47%
Pool Corp.	7,367	301,679

TOTAL COMMON STOCKS (Cost $10,759,674)		11,769,860

Money Market Securities - 7.78%
Huntington Money Market Fund, 4.43% (b)	948,371	948,371

TOTAL MONEY MARKET SECURITIES (Cost $948,371)		948,371

TOTAL INVESTMENTS (Cost $11,708,045) - 104.32%		$ 12,718,231

Liabilities in excess of other assets - (4.32)%		(526,441)

TOTAL NET ASSETS - 100.00%		$ 12,191,790

(a) Non-income producing.
(b) Variable rate security; the money market rate shown represents the rate at May 31, 2007.

*See accompanying notes which are an integral part of these financial statements.

Chinook Emerging Growth Fund
Statement of Assets and Liabilities
May 31, 2007 (Unaudited)
(Unaudited)

Assets
Investments in securities, at fair value (cost $11,708,045)	$ 12,718,231
Interest receivable	2,525
Dividend receivable	782
Prepaid expenses	1,806
Total assets	12,723,344

Liabilities
Payable for investments purchased	505,006
Payable to administrator, fund accountant, and transfer agent	11,520
Payable to advisor (a)	7,111
Payable to custodian	605
Payable to trustees and officers	42
Other accrued expenses	7,370
Total liabilities	531,654

Net Assets	$ 12,191,690

Net Assets consist of:
Paid in capital	$ 10,400,571
Accumulated undistributed net investment (loss)	(29,298)
Accumulated undistributed net realized gain from investment transactions	810,231
Net unrealized appreciation on investments	1,010,186

Net Assets	$ 12,191,690

Shares outstanding (unlimited number of shares authorized)	1,233,788

Net Asset Value and offering price per share	$ 9.88

Redemption price per share ($9.88 * 99%) (b)	$ 9.78

(a) See Note 3 in the Notes to the Financial Statements.

(b) The Fund charges a 1.00% redemption fee on shares redeemed within 30 calendar days of purchase. Shares are redeemed at the Net Asset Value if held longer than 30 calendar days.

*See accompanying notes which are an integral part of these financial statements.

Chinook Emerging Growth Fund
Statement of Operations
For the six months ended May 31, 2007
(Unaudited)

Investment Income
Dividend income	$ 38,308
Interest income	13,086
Total Investment Income	51,394

Expenses
Investment Advisor fee (a)	58,813
Administration expenses	15,707
Fund accounting expenses	8,976
Legal expenses	8,478
Transfer agent expenses	8,343
Auditing expenses	6,233
Registration expenses	2,743
Trustee expenses	2,593
Custodian expenses	2,519
CCO expenses	2,095
Pricing expenses	1,794
Insurance expenses	1,569
Printing expenses	797
Miscellaneous expenses	275
Total Expenses	120,935
Less: Fees waived by Advisor (a)	(40,243)
Net operating expenses	80,692
Net Investment (Loss)	(29,298)

Realized & Unrealized Gain (Loss) on Investments
Net realized gain on investment securities	377,456
Change in unrealized appreciation (depreciation)
on investment securities	477,233
Net realized and unrealized gain on investment securities	854,689
Net increase in net assets resulting from operations	$ 825,391

(a) See Note 3 in the Notes to the Financial Statements.

*See accompanying notes which are an integral part of these financial statements.

Chinook Emerging Growth Fund
Statements of Changes In Net Assets

	Six Months
	Ended May 31, 2007 (Unaudited)	Year Ended November 30/2006
Operations
Net investment (loss)	$ (29,298)	$ (148,438)
Net realized gain on investment securities	377,456	3,040,303
Change in unrealized appreciation (depreciation) on investment securities	477,233	(1,711,290)
Net increase in net assets resulting from operations	825,391	1,180,575

Distributions
From net realized gain	(1,650,914)	(506,998)
Total distributions	(1,650,914)	(506,998)

Capital Share Transactions
Proceeds from Fund shares sold	9,869,001	1,865,722
Reinvestment of distributions	1,650,914	506,998
Amount paid for Fund shares repurchased	(5,366,761)	(12,143,940)
Net increase (decrease) in net assets resulting
from capital share transactions	6,153,154	(9,771,220)

Total Increase (Decrease) in Net Assets	5,327,631	(9,097,643)

Net Assets
Beginning of period	6,864,059	15,961,702

End of period	$ 12,191,690	$ 6,864,059

Accumulated net investment income (loss)
included in net assets at end of period	$ (29,298)	$ -

Capital Share Transactions
Shares sold	958,445	149,931
Shares issued in reinvestment of distributions	181,819	43,296
Shares repurchased	(433,630)	(985,722)

Net increase (decrease) from capital share transactions	706,634	(792,495)

*See accompanying notes which are an integral part of these financial statements.

Chinook Emerging Growth Fund
Financial Highlights
(For a share outstanding during the period)

	Six Months Ended		Year Ended	Period Ended
	May 31, 2007		November 30,	November 30,
	(Unaudited)		2006	2005	(a)

Selected Per Share Data:
Net asset value, beginning of period	$ 13.02		$ 12.10	$ 10.00

Income from investment operations:
Net investment (loss)	(0.02)		(0.28)	(0.12)
Net realized and unrealized gain on investments	0.98		1.67	2.22
Total from investment operations	0.96		1.39	2.10

Less Distributions to shareholders:
From net realized gain	(4.10)		(0.47)	-
Total distributions	(4.10)		(0.47)	-

Paid in capital from redemption fees	-	(b)

Net asset value, end of period	$ 9.88		$ 13.02	$ 12.10

Total Return (c)	10.15%	(d)	11.93%	21.00%	(d)

Ratios and Supplemental Data:
Net assets, end of period (000)	$ 12,192		$ 6,864	$ 15,961
Ratio of expenses to average net assets	1.85%	(e)	1.85%	1.85%	(e)
Ratio of expenses to average net assets
before reimbursement	2.77%	(e)	2.82%	2.37%	(e)
Ratio of net investment income (loss) to
average net assets	(0.67)%	(e)	(1.65)%	(1.58)%	(e)
Ratio of net investment income (loss) to
average net assets before reimbursement	(1.59)%	(e)	(2.62)%	(2.10)%	(e)
Portfolio turnover rate	68.93%		126.87%	85.33%

(a) For the period March 28, 2005 (the date the Fund commenced operations) through November 30, 2005.

(b) Redemption fees resulted in less than $0.005 per share.

(c) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(d) Not annualized.

(e) Annualized.

*See accompanying notes which are an integral part of these financial statements.

Chinook Emerging Growth Fund

Notes to the Financial Statements

May 31, 2007

(Unaudited)

NOTE 1. ORGANIZATION

Chinook Emerging Growth Fund (the “Fund”) was organized as a diversified series of the Unified Series Trust (the “Trust”) on September 13, 2004. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees to issue an unlimited number of shares of beneficial interest of separate series. The Fund is one of a series of funds currently authorized by the Board of Trustees. The Fund commenced operations on March 28, 2005. For performance calculations, the inception date is March 30, 2005, the date the Fund first began to invest in accordance with its stated objective. The investment advisor to the Fund is Chinook Capital Management, LLC (the “Advisor”). The investment objective of the Fund is to provide long-term capital appreciation.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuations - Equity securities are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the~~-~~counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor subject to guidelines approved by the Board of Trustees of the Trust (the “Board”).

Fixed income securities are valued by a pricing service when the Advisor believes such prices are accurate and reflect the fair market value of such securities. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the advisor is aware of any other data that calls into question the reliability of market quotations.

Federal Income Taxes – The Fund makes no provision for federal income tax. The Fund intends to qualify each year as a “regulated investment company” under subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of its net investment income and net realized capital gains. If the required amount of net investment income is not distributed, the Fund could incur a tax expense.

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income

Chinook Emerging Growth Fund

Notes to the Financial Statements – continued

May 31, 2007

(Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – continued

tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or other appropriate basis (as determined by the Board).

Dividends and Distributions – Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The Fund intends to distribute its net realized long-term capital gains and its net realized short-term capital gains at least once a year. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expenses or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.

Accounting for Uncertainty in Income Taxes - In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48 – Accounting for Uncertainty in Income Taxes that requires the tax effects of certain tax positions to be recognized. These tax positions must meet a “more likely than not” standard that, based on their technical merits, the positions have a more than 50 percent likelihood of being sustained upon examination. FASB Interpretation No. 48 is effective for fiscal periods beginning after December 15, 2006. At adoption, the financial statements must be adjusted to reflect only those tax positions that are more likely than not of being sustained. Management of the Funds is currently evaluating the impact that FASB Interpretation No. 48 will have on the Fund’s financial statements.

Fair Value Measurements - In September 2006, FASB issued Statement on Financial Accounting Standards (SFAS) No. 157 “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of May 31, 2007, the Trust does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain measurements reported on the statement of changes in net assets for a fiscal period.

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor, under the terms of the management agreement (the “Agreement”), manages the Fund’s investments. As compensation for its management services, the Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 1.35% of the Fund’s average net assets up to $50 million, 1.25% of the Fund’s average net assets from $50 million to $150 million, 1.15% of the Fund’s average net assets from $150 million to $250 million, and 1.00% of the Fund’s average net assets over $250 million. For the six months ended May 31, 2007, the Advisor earned fees, before the waiver described below, of $58,813 from the Fund. As of May 31, 2007, the Fund owed $7,111 to the Advisor.

The Advisor has contractually agreed through November 30, 2007 to waive its management fee and/or reimburse expenses so that total annual fund operating expenses, excluding brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), 12b-1 fees, taxes extraordinary expenses, and any indirect expenses (such as expenses incurred by other investment companies in which the Fund may invest) do not exceed 1.85%

of the Fund’s average daily net assets. For the six months period ended May 31, 2007, the Advisor waived fees of $40,243. Each waiver or reimbursement of an expense by the Advisor is subject to repayment by the Fund within the

Chinook Emerging Growth Fund

Notes to the Financial Statements – continued

May 31, 2007

(Unaudited)

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - continued

three fiscal years following the fiscal year in which the expense was incurred, provided the Fund can make the repayment without exceeding the 1.85% expense limitation. As of May 31, 2007, $40,243 may be subject to potential repayment by the Fund to the Advisor through November 30, 2010.

The Trust retains Unified Fund Services, Inc. (“Unified”) to manage the Fund’s business affairs and provide the Fund with administrative services, including all regulatory reporting and necessary office equipment and personnel. For the six months ended May 31, 2007, Unified earned fees of $15,707 for administrative services provided to the Fund. As of May 31, 2007, the Fund owed Unified $5,707 for administrative services. Certain officers of the Trust are members of management and/or employees of Unified. Unified operates as a wholly-owned subsidiary of Huntington Bancshares, Inc., the parent company of the Distributor and Huntington National Bank, the custodian of the Fund’s investments (the “Custodian”). For the six months ended May 31, 2007, the Custodian earned fees of $2,519 for custody services. As of May 31, 2007, the Fund owed $605 to the Custodian for custody services.

The Trust also retains Unified to act as each Fund’s transfer agent and to provide fund accounting services. For the six months ended May 31, 2007, Unified earned fees of $6,747 from the Fund for transfer agent services and $1,596 in reimbursement for out-of-pocket expenses incurred in providing transfer agent services. For the six months ended May 31, 2007, Unified earned fees of $8,976 from the Fund for fund accounting services. As of May 31, 2007, the Fund owed Unified $2,230 for transfer agent services, $607 in reimbursement of out-of-pocket expenses and $2,976 for fund accounting services.

Unified Financial Securities, Inc. (the “Distributor”) acts as the principal distributor of the Fund. There were no payments made to the Distributor by the Fund for the six months ended May 31, 2007. The Distributor, Unified and the Custodian are controlled by Huntington Bancshares, Inc.

The Fund has adopted a distribution plan in accordance with Rule 12b-1 (“Plan”) under the Investment Company Act of 1940. Under the Plan, the Fund can pay a fee of up to 0.25% of the average daily net assets of the Fund to the Advisor or any bank, broker-dealer or other financial institution that assists the Fund in the sale and distribution of its shares or that provides shareholder services to help defray the cost of servicing such shareholders. The Plan has not yet been activated, but can be at any time.

NOTE 4. INVESTMENTS

For the six months ended May 31, 2007, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations were as follows:

As of May 31, 2007, the net unrealized appreciation of investments for tax purposes was as follows:

At May 31, 2007 the aggregate cost of securities for federal income tax purposes was $11,708,045.

Chinook Emerging Growth Fund

Notes to the Financial Statements – continued

May 31, 2007

(Unaudited)

NOTE 5. ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 6. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the Fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of May 31, 2007, Charles Schwab, for the benefit of others, was the record owner of 76.33% of the outstanding shares of the Fund. As a result, Charles Schwab may be deemed to control the Fund.

NOTE 7. DISTRIBUTIONS TO SHAREHOLDERS

On December 28, 2005, the Fund paid a short-term capital gain distribution of $0.470594 per share to shareholders of record on December 27, 2005.

The tax character of distributions paid during the fiscal years ended November 30, 2006 and 2005 is as follows:

On December 26, 2006, the Fund paid a short-term and long-term capital gains distributions totaling $4.0997 per share or $1,650,914 to shareholders of record on December 22, 2006.

As of November 30, 2006, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

As of November 30, 2006, the difference between book and tax basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales in the amount of $6,717.

PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30 is available without charge upon request by: (1) calling the Fund at (800) 440-6895 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

TRUSTEES

Gary E. Hippenstiel

Stephen A. Little

Daniel J. Condon

Ronald C. Tritschler

OFFICERS

Anthony J. Ghoston, President

John Swhear, Senior Vice President

J. Michael Landis, Treasurer

Lynn E. Wood, Chief Compliance Officer

Heather Bonds, Secretary

INVESTMENT ADVISOR

Chinook Capital Management, LLC

4380 SW Macadam Ave.

Suite 250

Portland, OR 97239

DISTRIBUTOR

Unified Financial Securities, Inc.

431 N. Pennsylvania Street

Indianapolis, IN 46204

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen Fund Audit Services, Ltd.

800 Westpoint Pkwy., Suite 1100

Westlake, OH 44145

LEGAL COUNSEL

Thompson Coburn LLP

One U.S. Bank Plaza

St. Louis, MO 63101

LEGAL COUNSEL TO THE INDEPENDENT TRUSTEES

Thompson Hine LLP

312 Walnut Street, 14th Floor

Cincinnati, OH 45202

CUSTODIAN

Huntington National Bank

41 South High St.

Columbus, OH 43215

ADMINISTRATOR, TRANSFER AGENT

AND FUND ACCOUNTANT

Unified Fund Services, Inc.

431 N. Pennsylvania Street

Indianapolis, IN 46204

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus, which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, Inc.

Member NASD/SIPC

Semi-Annual Report

May 31, 2007

(Unaudited)

Fund Advisor:

GERONIMO Financial Asset Management, LLC

1515 Arapahoe St.

Tower 1, 10th Floor

Denver, CO 80202

Toll Free (800) 653-7417

FUND HOLDINGS – (Unaudited)

1As a percent of net assets

1As a percent of net assets

FUND HOLDINGS – (Unaudited) - continued

1As a percent of net assets

Availability of Portfolio Schedules – (Unaudited)

Each Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q, which is available on the Commission’s web site at www.sec.gov. Each Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

ABOUT YOUR FUNDS’ EXPENSES – (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, such as redemption fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (from December 1, 2006 through May 31, 2007).

Actual Expenses

The first line of each table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Geronimo Multi-Strategy Fund – Class C	Beginning Account Value December 1, 2006	Ending Account Value May 31, 2007	Expenses Paid During the Period* December 1, 2006 – May 31, 2007
Actual	$1,000.00	$999.59	$13.37
Hypothetical**	$1,000.00	$1,011.56	$13.45

* Expenses are equal to the Fund’s Class C annualized expense ratio of 2.68% (includes interest expense and dividend expense on securities sold short), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the partial year period).

**Assumes a 5% return before expenses.

Geronimo Multi-Strategy Fund – Class I	Beginning Account Value December 1, 2006	Ending Account Value May 31, 2007	Expenses Paid During the Period* December 1, 2006 – May 31, 2007
Actual	$1,000.00	$1,004.74	$8.86
Hypothetical**	$1,000.00	$1,016.09	$8.91

* Expenses are equal to the Fund’s Class I annualized expense ratio of 1.77% (includes interest expense and dividend expense on securities sold short), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the partial year period).

**Assumes a 5% return before expenses

Geronimo Option & Income Fund – Class C	Beginning Account Value December 1, 2006	Ending Account Value May 31, 2007	Expenses Paid During the Period* December 1, 2006 – May 31, 2007
Actual	$1,000.00	$1,003.37	$16.03
Hypothetical**	$1,000.00	$1,008.93	$16.08

* Expenses are equal to the Fund’s Class C annualized expense ratio of 3.21% (includes interest expense and dividend expense on securities sold short), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the partial year period).

**Assumes a 5% return before expenses

Geronimo Option & Income Fund – Class I	Beginning Account Value December 1, 2006	Ending Account Value May 31, 2007	Expenses Paid During the Period* December 1, 2006 – May 31, 2007
Actual	$1,000.00	$1,006.10	$11.63
Hypothetical**	$1,000.00	$1,013.33	$11.68

* Expenses are equal to the Fund’s Class I annualized expense ratio of 2.33% (includes interest expense and dividend expense on securities sold short), multiplied by the average account value over the period, multiplied by 182/365(to reflect the partial year period).

**Assumes a 5% return before expenses

Geronimo Sector Opportunity Fund – Class C	Beginning Account Value December 1, 2006	Ending Account Value May 31, 2007	Expenses Paid During the Period* December 1, 2006 – May 31, 2007
Actual	$1,000.00	$982.74	$13.77
Hypothetical**	$1,000.00	$1,011.05	$13.96

* Expenses are equal to the Fund’s Class C annualized expense ratio of 2.78% (includes interest expense and dividend expense on securities sold short), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the partial year period).

**Assumes a 5% return before expenses

Geronimo Sector Opportunity Fund – Class I	Beginning Account Value December 1, 2006	Ending Account Value May 31, 2007	Expenses Paid During the Period* December 1, 2006 – May 31, 2007
Actual	$1,000.00	$986.95	$9.84
Hypothetical**	$1,000.00	$1,015.03	$9.98

* Expenses are equal to the Fund’s Class I annualized expense ratio of 1.99% (includes interest expense and dividend expense on securities sold short), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the partial year period).

**Assumes a 5% return before expenses

GERONIMO Funds GERONIMO Multi-Strategy Fund Schedule of Investments May 31, 2007 (Unaudited)

	Principal
U.S. Treasury Bills - 57.39%	Amount		Value
U.S. Treasury Bill, 0.00%, 07/12/2007 (a)	$ 7,500,000		$7,458,838
U.S. Treasury Bill, 0.00%, 08/30/2007 (a)	3,200,000		3,162,720

TOTAL U.S. TREASURY BILLS (Cost $10,621,558)			10,621,558

Money Market - 43.71%	Shares
Fidelity Institutional Money Market Portfolio, 5.18% (b)	8,089,587		8,089,587

TOTAL MONEY MARKET (Cost $8,089,587)			8,089,587

	Outstanding
Put Options Purchased - 0.02%	Contracts
Philadelphia Gold & Silver Index, 06/16/2007, Strike $120.00 (c)	303		3,030

TOTAL PUT OPTIONS PURCHASED (Cost $8,985)			3,030

TOTAL INVESTMENTS (Cost $18,720,130) - 101.12%			$18,714,175

Liabilities in excess of cash & other assets - (1.12)%			(206,991)

TOTAL NET ASSETS - 100.00%			$18,507,184

	Termination	Notional
Total Return Swaps (d)	Date	Amount	Appreciation

Barclays Capital Total Return Swap, Dated May 8, 2006. Annual
settlement of total return of reference assets, interest paid annually,
accrued daily at one month USD-LIBOR plus 1.35% (e)	5/31/2009	3,741,954	$ 122,433

IXIS Total Return Swap, Dated March 31, 2006. Settlement of the
total return at termination date of agreement, interest paid monthly,
accrued daily at the one month USD-LIBOR plus 1.10% (e)	4/1/2011	3,656,166	410,872

TOTAL SWAP AGREEMENTS			$ 533,305

(a) A portion of this security is pledged as collateral for call options written.
(b) Variable rate security; the money market rate shown represents the rate at May 31, 2007.
(c) Each Philadelphia Gold & Silver Index contract has a multiplier of 100 shares.
(d) See Related Notes to the Financial Statements.
(e) This security is currently valued according to fair value procedures approved by the Trust.

*See accompanying notes which are an integral part of these financial statements.

GERONIMO Funds GERONIMO Multi-Strategy Fund Schedule of Investments - continued May 31, 2007 (Unaudited)
	Number of	Shares Subject
Written Call Options / Expiration Date @ Exercise Price	Contracts	to Call	Value

Philadelphia Gold & Sliver Index, 07/21/2007, Strike $150.00 (a)	335	33,500	$ 68,675

Total (Premiums Received $45,959)	335	33,500	$ 68,675

Written Call Options on Futures / Expiration Date @ Exercise Price

S&P 500 E-Mini Future, 06/15/2007, Strike $1,515.00 (b)	14	700	17,850

Total (Premiums Received $10,325)	14	700	$ 17,850

(a) Each Philadelphia Gold & Silver Index contract has a multiplier of 100 shares.
(b) Each S&P 500 E-Mini Future contract has a multiplier of 50 shares.

*See accompanying notes which are an integral part of these financial statements.

GERONIMO Funds GERONIMO Multi-Strategy Fund Schedule of Investments - continued May 31, 2007 (Unaudited)
	Number of	Shares Subject
Written Put Options / Expiration Date @ Exercise Price	Contracts	to Put	Value

Philadelphia Gold & Silver Index, 07/21/2007, Strike $130.00 (a)	362	36,200	$ 63,350

Total (Premiums Received $83,510)	362	36,200	$ 63,350

(a) Each Philadelphia Gold & Silver Index contract has a multiplier of 100 shares.

*See accompanying notes which are an integral part of these financial statements.

GERONIMO Funds
GERONIMO Option & Income Fund
Schedule of Investments
May 31, 2007
(Unaudited)

Exchange-Traded Funds - 7.17%	Shares	Value

First Trust NASDAQ-100 Equal Weighted Index	5,250	$ 115,815
iShares Dow Jones Select Dividend Index Fund	2,415	180,835
iShares Dow Jones U.S. Real Estate Index Fund	800	68,496
iShares Dow Jones U.S. Total Market Index Fund	1,000	74,910
Market Vectors Gold Miners	3,800	148,808
SPDR Dow Jones Wilshire International Real Estate	1,000	69,890
SPDR S&P Dividend	700	45,857
WisdomTree Europe High-Yielding Equity Fund	3,880	265,470
WisdomTree Japan High-Yielding Equity Fund	4,260	248,699
WisdomTree Pacific ex-Japan High-Yielding Equity Index	3,625	261,942

TOTAL EXCHANGE-TRADED FUNDS (Cost $1,442,220)		1,480,722

Closed-End Mutual Funds - 9.07%

Aberdeen Global Income Fund, Inc.	6,372	83,664
ACM Income Fund, Inc.	10,312	86,208
American Strategic Income Portfolio II	7,638	91,961
BlackRock Core Bond Trust	6,582	84,250
BlackRock Corporate High Yield Fund III, Inc.	10,721	91,450
BlackRock Corporate High Yield Fund VI, Inc.	6,580	90,080
BlackRock Corporate High Yield Fund, Inc.	12,000	101,640
Colonial High Income Municipal Trust	12,730	85,164
Delaware Investments Dividend & Income Fund, Inc.	6,597	93,216
DWS Global High Income Fund, Inc.	10,073	97,204
Evergreen Income Advantage Fund	5,868	87,140
Evergreen Multi-Sector Income Fund	5,001	87,818
First Trust/Fiduciary Asset Management Covered Call Fund	4,500	87,795

Global High Income Fund, inc.	5,413	87,745
Hyperion Strategic Mortgage Income Fund, Inc.	6,258	81,792
John Hancock Preferred Income Fund III	3,826	86,621
Morgan Stanley Emerging Markets Debt Fund, Inc.	9,742	103,460
PIMCO Strategic Global Government Fund, Inc.	7,754	86,302
Western Asset Emerging Markets Income Fund, Inc.	5,470	80,628
Western Asset Managed High Income Fund, Inc.	13,256	92,129
Western Asset Worldwide Income Fund, Inc.	6,299	88,186

TOTAL CLOSED-END MUTUAL FUNDS (Cost $1,815,352)		1,874,453

U.S. Treasury Bills - 48.54%	Principal Value
U.S. Treasury Bill, 0.00%, 07/12/2007 (a)	$2,500,000	2,484,607
U.S. Treasury Bill, 0.00%, 07/26/2007 (a)	7,600,000	7,543,758

TOTAL U.S. TREASURY BILLS (Cost $10,028,365)		10,028,365

Put Options Purchased - 0.01%	Outstanding Contracts
Philadelphia Gold & Silver Index, 06/16/2007, Strike $120.00 (c)	293	2,930

TOTAL PUT OPTIONS PURCHASED (Cost $8,755)		2,930

Money Market Funds - 36.14%	Shares
Fidelity Institutional Money Market Portfolio, 5.18% (b)	7,465,365	7,465,365

TOTAL MONEY MARKET FUNDS (Cost $7,465,365)		7,465,365

TOTAL INVESTMENTS (Cost $20,760,057) - 100.93%		$ 20,851,835

Liabilities in excess of cash & other assets - (0.93)%		(192,541)

TOTAL NET ASSETS - 100.00%		$ 20,659,294

(a) A portion of this security is pledged as collateral for call options written and/or securities sold short.
(b) Variable rate securities; the money market rate shown represents the rate at May 31, 2007.
(c) Each Philadelphia Gold & Silver Index contract has a multiplier of 100 shares.

*See accompanying notes which are an integral part of these financial statements.

GERONIMO Funds GERONIMO Option & Income Fund Schedule of Investments - continued May 31, 2007 (Unaudited)

		Underlying
Short Futures Contracts	Number of Short	Face Amount at Market	Unrealized
	Contracts	Value	(Depreciation)
MSCI EAFE E-Mini Futures Contracts June 2007 (a)	(3)	$(338,265)	$ (5,480)
Russell 2000 E-Mini Futures Contracts June 2007 (b)	(1)	(84,850)	(2,220)
S&P 500 Futures Contracts June 2007 (c)	(1)	(383,225)	(30,725)

Total Short Futures Contracts			$ (38,425)

(a) Each MSCI EAFE E-Mini Future contract has a multiplier of 50 shares.
(b) Each Russell 2000 E-Mini Future contract has a multiplier of 100 shares.

(c) Each S&P 500 Future contract has a multiplier of 250 shares.

*See accompanying notes which are an integral part of these financial statements.

GERONIMO Funds
GERONIMO Option & Income Fund
Schedule of Investments - continued
May 31, 2007
(Unaudited)

	Number of	Shares Subject
Written Call Options / Expiration Date @ Exercise Price	Contracts	to Call	Value
iShares Dow Jones U.S. Real Estate Index, 07/21/2007, Strike $80.00 (a)	8	800	$ 5,040
iShares Dow Jones Select Dividend Index Fund, 06/16/2007, Strike $74.00 (a)	24	2,400	3,000
Market Vectors Gold Miners, 06/16/2007, Strike $39.00 (a)	38	3,800	3,420
Philadelphia Gold & Silver Index, 07/21/2007, Strike $150.00 (a)	327	32,700	67,035
SPDR Dow Jones Wilshire International Real Estate, 07/21/2007, Strike $68.00(a)	10	1,000	2,800

Total (Premiums Received $55,108)	407	40,700	$ 81,295

Written Call Options on Futures / Expiration Date @ Exercise Price	Number of	Shares Subject
	Contracts	to Call	Value
S&P 500 E-Mini Future, 06/15/2007, Strike $1,515.00 (b)	7	350	8,925

Total (Premiums Received $5,163)	7	350	$ 8,925

(a) Each iShares, Market Vectors Gold Miners, Philadelphia Gold & Silver and SPDR contract has a multiplier of 100 shares.
(b) Each S&P 500 E-Mini Future contract has a multiplier of 50 shares.

*See accompanying notes which are an integral part of these financial statements.

GERONIMO Funds
GERONIMO Option & Income Fund
Schedule of Investments - continued
May 31, 2007
(Unaudited)

	Number of	Shares Subject
Written Put Options / Expiration Date @ Exercise Price	Contracts	to Put	Value

Philadelphia Gold & Silver Index, 07/21/2007, Strike $130.00 (a)	350	35,000	$ 61,250

Total (Premiums Received $80,560)	350	35,000	$ 61,250

(a) Each Philadelphia Gold & Silver Index contract has a multiplier of 100 shares. *See accompanying notes which are an integral part of these financial statements.

GERONIMO Option & Income Fund Schedule of Investments - continued May 31, 2007 (Unaudited)

Exchange-Traded Funds Sold Short	Shares	Value

streetTRACKS Gold Trust	2,300	$ 150,788

Total (Proceeds Received $153,175)	2,300	$ 150,788

*See accompanying notes which are an integral part of these financial statements.

GERONIMO Funds
GERONIMO Sector Opportunity Fund
Schedule of Investments
May 31, 2007
(Unaudited)

Common Stocks - 32.16%	Shares	Value

Agricultural Chemicals - 0.21%
Monsanto Co.	352	$ 21,683

Air Courier Services - 0.03%
FedEx Corp.	29	3,237

Aircraft - 0.03%
Boeing Co.	35	3,521

Aircraft Engines & Engine Parts - 0.03%
United Technologies Corp.	49	3,457

Beverages - 0.60%
The Coca-Cola Co.	405	21,461
Diageo plc (d)	243	20,750
PepsiCo, Inc.	306	20,909
		63,120

Biological Product - 0.11%
Amgen, Inc. (a)	57	3,211
ImClone Systems, Inc. (a)	212	8,760
		11,971

Blankbooks, Looseleaf Binders & Bookbinding & Related Work - 0.16%
Deluxe Corp.	382	16,682

Books: Publishing or Publishing & Printing - 0.03%
McGraw-Hill Companies, Inc.	51	3,586

Bottled & Canned Soft Drinks & Carbonated Waters - 0.20%
Cadbury Schweppes plc (d)	382	21,530

Cable & Other Pay Television Services - 0.07%
Comcast Corp. - Class A (a)	123	3,371
Viacom, Inc. - Class B (a)	78	3,504
		6,875

Chemicals & Allied Products - 0.21%
BASF AG (d)	174	21,524

Cogeneration Services & Small Power Products - 0.24%
AES Corp. (a)	1,062	25,201

Commercial Banks - 1.70%
ABN AMRO Holding N.V. (d)	526	25,232
Allied Irish Banks plc (d)	281	16,984
Australia & New Zealand Banking Group, Ltd. (d)	139	16,663
Banco Bilbao Vizcaya Argentaria S.A. (d)	1,128	28,471
Barclays plc (d)	411	23,522
BBVA Banco Frances S.A. (d)	1,034	12,387
Lloyds TSB Group plc (d)	288	13,219
Mitsubishi UFJ Financial Group, Inc. (d)	2,108	24,305
Westpac Banking Corp. (d)	156	16,928
		177,711
Communications Services - 0.19%
Telecom Italia S.p.A. (d)	685	19,865

Computer & Office Equipment - 0.31%
Hewlett-Packard Co.	352	16,090
International Business Machines Corp.	152	16,203
		32,293

*See accompanying notes which are an integral part of these financial statements.

GERONIMO Funds
GERONIMO Sector Opportunity Fund
Schedule of Investments
May 31, 2007
(Unaudited)

Common Stocks - 32.16% - continued	Shares	Value

Computer Communications Equipment - 0.14%
Cisco Systems, Inc. (a)	540	$ 14,537

Concrete Products, Except Block & Brick - 0.17%
Lafarge S.A. (d)	424	18,330

Construction Machinery & Equipment - 0.04%
Caterpillar, Inc.	47	3,693

Converted Paper & Paperboard Products - 0.32%
Avery Dennison Corp.	197	12,858
Kimberly-Clark Corp.	285	20,224
		33,082

Crude Petroleum & Natural Gas - 1.44%
Anadarko Petroleum Corp.	73	3,624
Apache Corp.	45	3,634
Devon Energy Corp.	45	3,455
EnCana Corp.	414	25,420
Norsk Hydro A.S.A. (d)	506	18,044
Occidental Petroleum Corp.	423	23,252
Questar Corp.	256	27,651
Royal Dutch Shell plc (d)	317	23,553
Total S.A. (d)	301	22,710
		151,343

Drawing & Insulating of Nonferrous Wire - 0.11%
Corning, Inc. (a)	467	11,675

Drilling Oil & Gas Wells - 0.24%
Transocean, Inc. (a)	257	25,248

Electric, Gas & Sanitary Services - 0.19%
E.ON AG (d)	369	20,236

Electric & Other Services Combined - 0.48%
Duke Energy Corp.	155	3,029
Exelon Corp.	334	26,052
PG&E Corp.	65	3,202
QUALCOMM, Inc.	335	14,388
Public Service Enterprise Group, Inc.	38	3,380
		50,051

Electric Services - 2.33%
American Electric Power Co., Inc.	65	3,096
Dominion Resources, Inc.	260	23,033
DTE Energy Co.	264	13,960
Endesa S.A. (d)	429	23,042
Enel S.p.A. (d)	431	24,541
Eni S.p.A. (d)	327	23,109
Entergy Corp.	120	13,548
FirstEnergy Corp.	190	13,154
FPL Group, Inc.	51	3,260
Iberdrola S.A. (d)	242	13,970
International Power plc (d)	298	26,805
Pinnacle West Capital Corp.	260	12,072
Suez S.A. (d)	437	25,136
Southern Co.	625	22,506
TXU Corp.	50	3,373
		244,605

*See accompanying notes which are an integral part of these financial statements.

GERONIMO Funds
GERONIMO Sector Opportunity Fund
Schedule of Investments
May 31, 2007
(Unaudited)

Common Stocks - 32.16% - continued	Shares	Value

Elecrtomedical & Electrotherapeutic Apparatus - 0.03%
Medtronic, Inc.	65	$ 3,456

Electronic & Other Electrical Equipment - 0.17%
Emerson Electric Co.	295	14,293
General Electric Co.	90	3,382
		17,675
Electronic Computers - 0.33%
Apple, Inc. (a)	157	19,085
Dell, Inc. (a)	578	15,531
		34,616

Electronic Connectors - 0.03%
Tyco International, Ltd.	101	3,369

Fats & Oils - 0.03%
Archer-Daniels-Midland Co.	84	2,943

Federal & Federally-Sponsored Credit Agencies - 0.07%
Freddie Mac	53	3,540
Fannie Mae	58	3,707
		7,247

Financial Services - 0.03%
American Express Co.	56	3,639

Fire, Marine & Casualty Insurance - 0.18%
American International Group, Inc.	213	15,408
The Travelers Companies, Inc.	61	3,304
		18,712

Food and Kindred Products - 0.41%
Groupe Danone (d)	549	17,151
Kraft Foods, Inc. - Class A	154	5,211
Unilever plc (d)	653	20,106
		42,468

Functions Related To Depository Banking - 0.10%
Banco Santander Chile S.A. (d)	209	10,262

Gold and Silver Ores - 0.24%
Anglo American plc (d)	743	22,528
Newmont Mining Corp.	75	3,051
		25,579

Grain Mill Products - 0.13%
General Mills, Inc.	218	13,350

Guided Missiles & Space Vehicles & Parts - 0.03%
Lockheed Martin Corp.	32	3,139

Household Audio & Video Equipment - 0.14%
Sony Corp. (d)	250	14,425

Hospital & Medical Service Plans - 0.23%
Coventry Health Care, Inc. (a)	146	8,712
Sierra Health Services, Inc. (a)	208	8,669
UnitedHealth Group, Inc.	60	3,286
WellPoint, Inc. (a)	39	3,175
		23,842

*See accompanying notes which are an integral part of these financial statements.

GERONIMO Funds
GERONIMO Sector Opportunity Fund
Schedule of Investments
May 31, 2007
(Unaudited)

Common Stocks - 32.16% - continued	Shares	Value

Industrial Inorganic Chemicals - 0.06%
Air Products & Chemicals, Inc.	43	$ 3,354
Praxair, Inc.	50	3,405
		6,759

Industrial Organic Chemicals - 0.15%
Lyondell Chemical Co.	420	15,611

Insurance Agents, Broker & Service - 0.27%
Allianz SE (d)	1,116	24,742
MetLife, Inc.	50	3,400
		28,142

Life Insurance - 0.86%
Aegon N.V. (d)	852	17,425
Allstate Corp.	52	3,198
Axa (d)	542	23,680
ING Groep N.V. (d)	544	24,175
Prudential Financial, Inc.	35	3,571
Prudential plc (d)	591	17,825
		89,874
Lumber & Wood Products - 0.03%
Weyerhauser Co.	42	3,442

Malt Beverages - 0.20%
Anheuser-Busch Companies, Inc.	387	20,643

Metal Mining - 0.66%
BHP Billiton, Ltd. (d)	402	21,161
Freeport-McMoRan Copper & Gold, Inc.	294	23,138
Rio Tinto plc (d)	86	25,194
		69,493
Mining & Quarrying of Nonmetallic Minerals - 0.19%
Vulcan Materials Co.	167	19,988

Motor Vehicle & Passenger Car Bodies - 0.85%
DaimlerChrysler AG	155	14,179
General Motors Corp.	409	12,266
Honda Motor Co., Ltd. (d)	362	12,790
Nissan Motor Co., Ltd. (d)	774	17,276
Toyota Motor Corp. (d)	99	11,955
Volvo AB (d)	1,000	21,030
		89,496

Motor Vehicle Parts & Accessories - 0.04%
Honeywell International, Inc.	68	3,938

National Commercial Banks - 1.80%
Bank of America Corp.	465	23,580
Citigroup, Inc.	272	14,821
Comerica, Inc.	214	13,446
Deutsche Bank AG	94	14,297
JPMorgan Chase & Co.	290	15,031
Mizuho Financial Group, Inc. (d)	977	13,883
PNC Financial Services Group, Inc.	176	12,989
SunTrust Banks, Inc.	152	13,572
UBS AG	392	25,574
U.S. Bancorp	90	3,112
Wachovia Corp.	433	23,464
Wells Fargo & Co.	412	14,869
		188,638

*See accompanying notes which are an integral part of these financial statements.

GERONIMO Funds
GERONIMO Sector Opportunity Fund
Schedule of Investments
May 31, 2007
(Unaudited)

Common Stocks - 32.16% - continued	Shares	Value

Natural Gas Distribution - 0.12%
Nicor, Inc.	261	$ 12,254

Natural Gas Transmission - 0.22%
National Grid plc (d)	297	23,095

Newspapers: Publishing or Publishing & Printing - 0.03%
News Corp. - Class A	138	3,048

Office Machines - 0.13%
Pitney Bowes, Inc.	279	13,322

Oil & Gas Field Machinery & Equipment - 0.04%
Baker Hughes, Inc.	48	3,959

Oil & Gas Field Services - 0.45%
Halliburton Co.	667	23,979
Schlumberger, Ltd.	302	23,517
		47,496

Orthopedic, Prosthetic & Surgical Appliances & Supplies - 0.08%
Smith & Nephew plc (d)	136	8,341

Paints, Varnishes, Lacquers, Enamels & Allied Products - 0.13%
PPG Industries, Inc.	179	13,638

Paper Mills - 0.20%
International Paper Co.	539	21,113

Perfumes, Cosmetics & Other Toilet Preparations - 0.22%
Avon Products, Inc.	85	3,263
Colgate-Palmolive Co.	291	19,485
		22,748

Petroleum Refining - 1.28%
BP plc (d)	325	21,778
Chevron Corp.	283	23,062
ConocoPhillips	46	3,562
Exxon Mobil Corp.	278	23,121
Marathon Oil Corp.	31	3,838
Repsol YPF S.A. (d)	493	18,088
Statoil ASA (d)	616	16,817
Valero Energy Corp.	323	24,102
		134,368
Pharmaceutical Preparations - 2.49%
Abbott Laboratories	57	3,212
Aspreva Pharmaceuticals Corp. (a)	396	7,979
AstraZeneca plc (d)	237	12,604
Bayer AG (d)	306	21,995
Biovail Corp.	358	8,685
Bradley Pharmaceuticals, Inc. (a)	421	9,296
Bristol-Myers Squibb Co.	455	13,791
Caraco Pharmaceutical Laboratories, Ltd. (a)	639	9,879
Elan Corp. plc (a)(d)	576	11,359
Eli Lilly & Co.	237	13,893
GlaxoSmithKline plc (d)	380	19,828
Johnson & Johnson	53	3,353
King Pharmaceuticals, Inc. (a)	421	8,942
Merck & Co, Inc.	461	24,179
Novartis AG (d)	375	21,068
Novo Nordisk A/S (d)	184	19,362
Pfizer, Inc.	445	12,233
Sanofi-Aventis (d)	481	23,136

*See accompanying notes which are an integral part of these financial statements.

GERONIMO Funds
GERONIMO Sector Opportunity Fund
Schedule of Investments
May 31, 2007
(Unaudited)

Common Stocks - 32.16% - continued	Shares	Value

Pharmaceutical Preparations - 2.49% - continued
Schering-Plough Corp.	125	$ 4,093
Sciele Pharma, Inc. (a)	348	8,603
Wyeth	63	3,644
		261,134

Photographic Equipment & Supplies - 0.25%
Canon, Inc. (d)	437	25,722

Plastic Material, Synthetic Resin/Rubber, Cellulos - 0.20%
E.I. du Pont de Nemours & Co.	395	20,666

Plastic Materials, Synthetic Resins & Non Vulcan Elastomers - 0.31%
Dow Chemical Co.	422	19,150
Eastman Chemical Co.	201	13,298
		32,448

Public Building & Related Furniture - 0.03%
Johnson Controls, Inc.	33	3,620

Radio & TV Broadcasting & Communications Equipment - 0.81%
Telefonaktiebolaget LM Ericsson (d)	630	23,927
Motorola, Inc.	806	14,661
Nokia Oyj (d)	1,019	27,900
NTT DoCoMo, Inc. (d)	1,053	17,975
		84,463

Radiotelephone Communications - 0.63%
ALLTEL Corp.	312	21,378
Deutsche Telekom AG (d)	1,183	21,933
Vodafone Group plc (d)	732	23,007
		66,318

Retail - Department Stores - 0.06%
Kohl's Corp. (a)	41	3,088
Macy's, Inc.	70	2,795
		5,883

Retail - Drug Stores and Proprietary Stores - 0.06%
CVS Caremark Corp.	93	3,584
Walgreen Co.	69	3,114
		6,698

Retail - Eating & Drinking Places - 0.03%
Starbucks Corp. (a)	101	2,910

Retail - Eating Places - 0.03%
McDonald's Corp.	70	3,539

Retail - Grocery Stores 0.26%
Koninklijke Ahold N.V. (a)(d)	1,680	21,000
Kroger Co.	112	3,396
Safeway, Inc.	86	2,965
		27,361

Retail - Lumber & Other Building Materials Dealers - 0.06%
Home Depot, Inc.	86	3,343
Lowe's Companies, Inc.	101	3,315
		6,658

Retail - Radio, TV & Consumer Electronics Stores - 0.03%
Best Buy Co., Inc.	65	3,139

*See accompanying notes which are an integral part of these financial statements.

GERONIMO Funds
GERONIMO Sector Opportunity Fund
Schedule of Investments
May 31, 2007
(Unaudited)

Common Stocks - 32.16% - continued	Shares	Value

Retail - Variety Stores - 0.25%
Costco Wholesale Corp.	59	$ 3,332
Target Corp.	53	3,309
Wal-Mart Stores, Inc.	416	19,802
		26,443

Rolling Drawing & Extruding of Nonferrous Metals - 0.23%
Alcoa, Inc.	572	23,612

Rubber & Plastics Footwear - 0.03%
NIKE, Inc. - Class B	60	3,405

Savings Institution, Federally Chartered - 0.27%
HSBC Holdings plc (d)	265	24,656
Washington Mutual, Inc.	77	3,366
		28,022

Security Brokers, Dealers, & Floatation Companies - 0.71%
Credit Suisse Group (d)	325	24,677
Goldman Sachs Group, Inc.	68	15,696
Lehman Brothers Holdings, Inc.	45	3,302
Merrill Lynch & Co., Inc.	165	15,300
Morgan Stanley	177	15,052
		74,027

Semiconductors & Related Devices - 0.42%
Intel Corp.	712	15,785
Taiwan Semiconductor Manufacturing Co., Ltd. (d)	1,037	11,314
Texas Instruments, Inc.	465	16,442
		43,541

Services - Business Services - 0.13%
eBay, Inc. (a)	414	13,480

Services - Computer Integrated Systems Design - 0.05%
Yahoo!, Inc. (a)	176	5,051

Services - Computer Programming, Data Processing, Etc. - 0.15%
Google, Inc. - Class A (a)	31	15,430

Services - Computer Programming Services - 0.09%
Computer Programs & Systems, Inc.	275	9,235

Services - Home Health Care Services - 0.09%
Amedisys, Inc. (a)	260	9,698

Services - Medical Laboratories - 0.07%
Quest Diagnostics, Inc.	158	7,745

Services - Miscellaneous Amusement & Recreation - 0.03%
The Walt Disney Co.	92	3,260

Services - Miscellaneous Health & Allied Services - 0.16%
Fresenius Medical Care AG & Co. KGaA (d)	170	8,345
Lincare Holdings, Inc. (a)	223	8,940
		17,285

Services - Motion Picture & Video Tape Production - 0.03%
Time Warner, Inc.	159	3,398

Services - Nursing & Personal Care Facilities - 0.08%
Sunrise Senior Living, Inc. (a)	212	8,302

*See accompanying notes which are an integral part of these financial statements.

GERONIMO Funds
GERONIMO Sector Opportunity Fund
Schedule of Investments
May 31, 2007
(Unaudited)

Common Stocks - 32.16% - continued	Shares	Value

Services - Offices & Clinics of Doctors of Medicine - 0.08%
AmSurg Corp. (a)	349	$ 8,589

Services - Prepackaged Software - 0.39%
Microsoft Corp.	504	15,458
Oracle Corp. (a)	769	14,903
SAP AG (d)	229	10,932
		41,293

Soap, Detergents, Cleaning Preparations, Perfumes, Cosmetics - 0.19%
Proctor & Gamble Co.	309	19,637

State Commercial Banks - 0.03%
Capital One Financial Corp.	42	3,351

Steel Works, Blast Furnaces & Rolling Mills - 0.24%
Nucor Corp.	48	3,242
United States Steel Corp.	195	22,066
		25,308

Surgical & Medical Instruments & Apparatus - 0.20%
3M Co.	41	3,606
Baxter International, Inc.	59	3,354
CryoLife, Inc. (a)	925	13,505
		20,465

Telephone Communications - 2.39%
AT&T, Inc.	495	20,463
BT Group plc (d)	327	21,369
CenturyTel, Inc.	70	3,459
China Mobile, Ltd. (d)	368	17,083
Embarq Corp.	56	3,599
France Telecom S.A. (d)	743	22,825
Koninklijke KPN N.V. (a) (d)	1,068	18,167
Nippon Telegraph & Telephone Corp. (d)	735	17,339
Qwest Communications International, Inc. (a)	354	3,643
Siemens AG (d)	119	15,708
Sprint Nextel Corp.	1,034	23,627
Swisscom AG (d)	466	16,385
Telefonica S.A. (d)	296	20,258
Telstra Corp (a) (d)	1,038	20,876
Verizon Communications, Inc.	518	22,549
Windstream Corp.	216	3,244
		250,594

Television Broadcasting Stations - 0.03%
CBS Corp. - Class B	104	3,459

Tobacco Products - 0.48%
Altria Group, Inc.	223	15,855
British American Tobacco plc (d)	268	18,245
Imperial Tobacco Group plc (d)	187	16,125
		50,225

Trucking & Courier Services - 0.03%
United Parcel Service, Inc. - Class B	45	3,239

Water Transportation - 0.03%
Carnival Corp.	68	3,430

Wholesale - Farm Product Raw Materials - 0.13%
Universal Corp.	207	13,159

*See accompanying notes which are an integral part of these financial statements.

GERONIMO Funds
GERONIMO Sector Opportunity Fund
Schedule of Investments
May 31, 2007
(Unaudited)

Common Stocks - 32.16% - continued	Shares	Value

Wholesale - Grocery & Related Products - 0.03%
Sysco Corp.	93	$ 3,080

Wholesale - Motor Vehicle Supplies & New Parts - 0.13%
Genuine Parts Co.	260	13,343

TOTAL COMMON STOCK (Cost $3,155,908)		3,370,849

Exchange-Traded Funds - 2.09%
DIAMONDS Trust, Series 1	1,605	218,745

TOTAL EXCHANGE-TRADED FUNDS (Cost $212,004)		218,745

	Principal
U.S. Treasury Bills - 62.53%	Value
U.S. Treasury Bill, 0.00%, 07/12/2007 (b)	$ 2,000,000	1,989,024
U.S. Treasury Bill, 0.00%, 07/26/2007 (b)	4,600,000	4,565,959

TOTAL U.S. TREASURY BILLS (Cost $6,554,983)		6,554,983

	Outstanding
Put Options Purchased - 0.03%	Contracts
Philadelphia Gold & Silver Index, 6/16/2007, Strike $120.00 (e)	294	2,940

TOTAL PUT OPTIONS PURCHASED (Cost $8,790)		2,940

Money Market - 4.10%	Shares
Fidelity Institutional Money Market Portfolio, 5.18% (c)	429,485	429,485

TOTAL MONEY MARKET (Cost $429,485)		429,485

TOTAL INVESTMENTS (Cost $10,361,170) - 100.91%		$10,577,002

Liabilities in excess of cash and other assets - (0.91)%		(95,164)

TOTAL NET ASSETS - 100.00%		$ 10,481,838

(a) Non-income producing.
(b) A portion of this security is pledged as collateral for call options written.
(c) Variable rate securities; the money market rate shown represents the rate at May 31, 2007.
(d) American Depositary Receipt.
(e) Each contract has a multiplier of 100 shares

*See accompanying notes which are an integral part of these financial statements.

GERONIMO Funds
GERONIMO Sector Opportunity Fund
Schedule of Investments - continued
May 31,2007
(Unaudited)
	Number of	Underlying Face Amount at
Short Futures Contracts	Short Contracts	Market Value	Unrealized (Depreciation)

MSCI EAFE E-Mini Futures Contracts June 2007 (a)	(12)	$(1,353,060)	$ (13,260)
Russell 2000 E-Mini Futures Contracts June 2007 (b)	(2)	(169,700)	(4,440)
S&P 500 E-Mini Futures Contracts June 2007 (c)	(13)	996,385	(29,010)

Total Short Futures Contracts			$ (46,710)

(a) Each MSCI EAFE E-Mini Future contract has a multiplier of 50 shares.
(b) Each Russell 2000 E-Mini Future contract has a multiplier of 100 shares.
(c) Each S&P 500 E-Mini Futures contract has a multiplier of 50 shares.

*See accompanying notes which are an integral part of these financial statements.

GERONIMO Funds
GERONIMO Sector Opportunity Fund
Schedule of Investments - continued
May 31,2007
(Unaudited)
	Number	Shares
	of	Subject
Written Call Options / Expiration Date @ Exercise Price	Contracts	to Call	Value

Energy Select Sector SPDR, 06/16/2007, Strike $68.00 (a)	63	6,300	$ 8,820
Materials Select Sector SPDR, 6/16/2007, Strike $39.00 (a)	31	3,100	6,200
Philadelphia Gold & Silver Index, 7/21/2007, Strike $150.00 (a)	326	32,600	66,830
Utilities Select Sector SPDR, 9/22/2007, Strike $43.00 (a)	77	7,700	7,700

Total (Premiums Received $61,079)	497	49,700	$ 89,550

(a) Each contract has a multiplier of 100 shares.

*See accompanying notes which are an integral part of these financial statements.

GERONIMO Funds
GERONIMO Sector Opportunity Fund
Schedule of Investments - continued
May 31, 2007
(Unaudited)

	Number of	Shares Subject
Written Put Options / Expiration Date @ Exercise Price	Contracts	to Put	Value

Philadelphia Gold & Silver Index, 7/21/2007, Strike $130.00 (a)	350	35,000	$ 61,250

Total (Premiums Received $80,560)	350	35,000	$ 61,250

(a) Each contract has a multiplier of 100 shares.
*See accompanying notes which are an integral part of these financial statements.

GERONIMO Funds Statements of Assets and Liabilities May 31, 2007 (Unaudited)

	GERONIMO	GERONIMO	GERONIMO
	Multi-	Option &	Sector
	Strategy	Income	Opportunity
	Fund	Fund	Fund

Assets:
Investments in securities
At cost	$ 18,720,130	$ 20,760,057	$ 10,361,170
At value	$ 18,714,175	$ 20,851,835	$ 10,577,002

Cash held at broker	134,603	94,674	43,610
Receivable for net variation margin on futures contracts	-	705	-
Net Interest receivable from broker	-	5,726	5,364
Receivable for investments sold	23,635	21,185	21,185
Receivable for fund shares sold	550	-	57
Interest receivable	22,547	33,862	2,263
Dividends receivable	-	2,520	11,355
Receivable due from Advisor (a)	-	-	10,469
Receivable for open swap agreements	2,973,305	-	-
Prepaid expenses	13,829	16,138	13,690
Total assets	21,882,644	21,026,645	10,684,995

Liabilities:
Written Options (Premiums Received of $129,469, $135,668, and $141,639, respectively)	132,025	142,545	150,800

Written Options on Futures Contracts (Premiums Received of $10,325, $5,163,
and $0, respectively)	17,850	8,925	-

Securities sold short (Proceeds Received of $0, $153,175, and $0, respectively)	-	150,788	-
Payable for investments purchased	3,184,042	21,007	21,007
Net Interest payable to broker	1,710	-	-
Accrued 12b-1 fees	2,869	2,754	2,855
Payable to Administrator	14,372	14,797	15,303
Accrued Advisor fees	6,636	11,362	-
Payable to trustees and officers	329	329	618
Other accrued expenses	15,627	14,844	12,574
Total liabilities	3,375,460	367,351	203,157

Net Assets:	$ 18,507,184	$ 20,659,294	$ 10,481,838

Net Assets consist of:
Paid in capital	18,483,098	20,895,198	10,866,513
Accumulated undistributed net investment income	472,929	92,880	76,235
Accumulated net realized (loss) from investments transactions	(966,112)	(373,885)	(620,871)
Net unrealized appreciation (depreciation) on:			-
Investment Securities	(5,955)	91,778	215,832
Options Written	(2,556)	(6,877)	(9,161)
Securities Sold Short	-	2,387	-
Futures Contracts & Options on Futures Contracts	(7,525)	(42,187)	(46,710)
Swap agreements	533,305	-	-

Net Assets:	$ 18,507,184	$ 20,659,294	$ 10,481,838

(a) See Note 2 in the Notes to the Financial Statements.

*See accompanying notes which are an integral part of these financial statements.

GERONIMO Funds
Statements of Assets and Liabilities - continued
May 31, 2007	GERONIMO	GERONIMO	GERONIMO
(Unaudited)	Multi-Strategy	Option & Income	Sector Opportunity
	Fund	Fund	Fund

Class C:
Net Assets	$ 169,689	$ 210,498	$ 165,488

Shares outstanding (unlimited number of shares authorized)	16,687	20,308	16,348

Net asset value and offering price per share	$ 10.17	$ 10.37	$ 10.12

Redemption price per share (Net Asset Value * 98%) (b)	$ 9.97	$ 10.16	$ 9.92

Class I:
Net Assets	$ 18,337,495	$ 20,448,796	$ 10,316,350

Shares outstanding (unlimited number of shares authorized)	1,782,806	1,950,058	1,020,291

Net asset value, offering and redemption price per share	$ 10.29	$ 10.49	$ 10.11

(a) See Note 3 in the Notes to the Financial Statements.
(b) The Class C shares of the Funds charge a 2.00% redemption fee on shares redeemed within 60 calendar days of purchase.
Shares are redeemed at the Net Asset Value if held longer than 60 calendar days.

*See accompanying notes which are an integral part of these financial statements.

GERONIMO Funds
Statements of Operations
For the six months ended May 31, 2006
(Unaudited)	GERONIMO	GERONIMO	GERONIMO
	Multi-Strategy	Option & Income	Sector Opportunity
	Fund	Fund	Fund

Investment Income
Interest income	$ 418,950	$ 432,394	$ 254,400
Dividend income (a)	51,727	101,824	48,276
Total Income	470,677	534,218	302,676

Expenses
Investment advisor fee (b)	73,965	123,618	49,266
12b-1 expenses, Class C	794	599	668
Administration expenses	41,806	40,834	41,332
Interest expense	27,238	33,852	25,335
Auditing expenses	8,845	9,716	9,718
Custodian expenses	8,637	10,644	12,071
Legal expenses	8,120	7,479	7,827
Registration expenses - Class I	8,038	9,940	8,153
Printing expenses	3,899	1,496	713
Transfer agent out-of-pocket expenses	3,265	4,608	5,193
Pricing expenses	3,218	5,724	3,658
Trustee expenses	2,793	2,793	3,072
CCO expense	2,534	2,534	2,545
Registration expenses - Class C	1,988	1,988	2,020
Insurance Expense	1,587	1,588	1,149
Miscellaneous expenses	597	598	145
Dividend expense on securities sold short	261	648	961
Total Expenses	197,585	258,659	173,826
Expenses waived and reimbursed by advisor (b)	(20,815)	(24,134)	(51,397)
Total operating expenses	176,770	234,525	122,429
Net Investment Income	293,907	299,693	180,247

Realized & Unrealized Gain (Loss) on Investments
Net realized gain (loss) on:
Investment securities	13,259	302,046	46,540
Written options transactions	(114,972)	(107,002)	21,124
Short sale transactions	28,352	32,428	(10,501)
Futures contracts and options on futures contracts	(305,323)	(117,322)	(367,443)
Swap agreements	(106,571)	-	-

Capital Gain Dividends on Securities	-	3,964	931

Change in unrealized appreciation (depreciation) on:
Investment Securities	(54,922)	(169,233)	134,993
Options Written	(23,469)	(15,708)	(22,875)
Securities sold short	(45,753)	(23,558)	289
Futures contracts and options on futures contracts	(110,851)	(171,855)	(139,874)
Swap agreements	469,992	-	-
Net realized and unrealized gain (loss) on investment securities	(250,258)	(266,240)	(336,816)
Net increase (decrease) in net assets resulting from operations	$ 43,649	$ 33,453	$ (156,569)

(a) See Note 2 in the Notes to the Financial Statements.
(b) See Note 3 in the Notes to the Financial Statements.

*See accompanying notes which are an integral part of these financial statements.

GERONIMO Funds
GERONIMO Multi-Strategy Fund
Statements of Changes in Net Assets

	Six Months	Period
	Ended	Ended
	May	November
	31, 2007	30,2006
Increase (Decrease) in Net Assets due to:	(Unaudited)	(a)
Operations:
Net investment income	$ 293,907	$ 221,188
Net realized gain (loss) on:
Investment securities	13,259	(298,541)
Written options transactions	(114,972)	152,197
Short sale transactions	28,352	(31,993)
Futures contracts and options on futures contracts	(305,323)	5,325
Swap agreements	(106,571)	(104,711)
Capital Gain Dividends on Securities	-	-
Change in unrealized appreciation (depreciation):
Investment Securities	(54,922)	48,967
Options Written	(23,469)	20,913
Securities sold short	(45,753)	45,753
Futures contracts and options on futures contracts	(110,851)	103,326
Swap agreements	469,992	63,313
Net increase in net assets resulting from operations	43,649	225,737

Distributions:
From net investment income
Class C	-	(3)
Class I	(26,500)	(15,661)
From net realized gain

Class C	(1,433)	-
Class I	(201,702)	-
Total distributions	(229,635)	(15,664)

Capital Share Transactions:
Proceeds from shares sold
Class C	44,582	519,441
Class I	5,119,977	19,639,969
Reinvestment of distributions
Class C	1,432	3
Class I	227,702	5,844
Amount paid for shares repurchased
Class C	(11,248)	(394,264)
Class I	(6,274,860)	(395,481)
Net increase (decrease) in net assets resulting
from share transactions	(892,415)	19,375,512
Total Increase (Decrease) in Net Assets	(1,078,401)	19,585,585

Net Assets:
Beginning of period	19,585,585	-

End of period	$ 18,507,184	$ 19,585,585

Accumulated undistributed net
investment income included
in net assets at end of period	$ 472,929	$ 205,524

(a) For the period December 29, 2005 (the date the Funds commenced operations) through November 30, 2006.

*See accompanying notes which are an integral part of these financial statements.

GERONIMO Funds
GERONIMO Multi-Strategy Fund
Statements of Changes in Net Assets - continued
	Six Months	Period
	Ended	Ended
	May	November
	31, 2007	30,2006
	(Unaudited)	(a)
Capital Share Transactions - C Shares
Shares sold	4,310	52,043
Shares issued in reinvestment of distributions	139	-	(b)
Shares repurchased	(1,102)	(38,703)

Net increase from capital share transactions	3,347	13,340

Capital Share Transactions - I Shares
Shares sold	493,351	1,916,086
Shares issued in reinvestment of distributions	22,027	569
Shares repurchased	(610,908)	(38,319)

Net increase (decrease) from capital share transactions	(95,530)	1,878,336

(a) For the period December 29, 2005 (the date the Funds commenced operations) through November 30, 2006.
(b) Shares issued in reinvestment of distributions were less than 0.5 shares

*See accompanying notes which are an integral part of these financial statements.

GERONIMO Funds
GERONIMO Option & Income Fund
Statements of Changes in Net Assets

	Six Months
	Ended May	Period Ended
Increase (Decrease) in Net Assets due to:	31, 2007 (Unaudited)	November 30, 2006 (a)
Operations:
Net investment income	$ 299,693	$ 169,678
Net realized gain (loss) on:
Investment securities	302,046	(98,227)
Written options transactions	(107,002)	9,677
Short sale transactions	32,428	(212,944)
Futures contracts and options on futures contracts	(117,322)	(31,237)

Capital Gain Dividends on Securities	3,964	364

Change in unrealized appreciation (depreciation):	-
Investment Securities	(169,233)	261,011
Options Written	(15,708)	5,069
Securities sold short	(23,558)	25,945
Futures contracts and options on futures contracts	(171,855)	133,430
Net increase in net assets resulting from operations	33,453	262,766

Distributions:
From net investment income
Class C	(1,604)	(369)
Class I	(270,026)	(104,491)
From net realized gain
Class C	(787)	-
Class I	(154,845)	-
Total distributions	(427,262)	(104,860)

Capital Share Transactions:
Proceeds from shares sold
Class C	204,746	460,350
Class I	11,668,307	19,621,922
Reinvestment of distributions
Class C	1,605	369
Class I	413,145	88,720
Amount paid for shares repurchased
Class C	(61,997)	(415,490)
Class I	(9,856,553)	(1,229,927)
Net increase in net assets resulting
from share transactions	2,369,253	18,525,944
Total Increase in Net Assets	1,975,444	18,683,850

Net Assets:
Beginning of period	18,683,850	-

End of period	$ 20,659,294	$ 18,683,850

Accumulated undistributed net
investment income included
in net assets at end of period	$ 92,880	$ 64,818

(a) For the period December 29, 2005 (the date the Funds commenced operations) through November 30, 2006.

*See accompanying notes which are an integral part of these financial statements.

GERONIMO Funds
GERONIMO Option & Income Fund
Statements of Changes in Net Assets - continued

	Six Months
	Ended May	Period Ended
	31, 2007 (Unaudited)	November 30, 2006 (a)

Capital Share Transactions - C Shares
Shares sold	19,595	46,122
Shares issued in reinvestment of distributions	154	35
Shares repurchased	(5,927)	(39,671)

Net increase from capital share transactions	13,822	6,486

Capital Share Transactions - I Shares
Shares sold	1,098,107	1,850,741
Shares issued in reinvestment of distributions	39,114	8,383
Shares repurchased	(930,975)	(115,312)

Net increase from capital share transactions	206,246	1,743,812

(a) For the period December 29, 2005 (the date the Funds commenced operations) through November 30, 2006.

*See accompanying notes which are an integral part of these financial statements.

GERONIMO Funds
GERONIMO Sector Opportunity Fund
Statements of Changes in Net Assets

Increase (Decrease) in Net Assets due to:	Six Months
	Ended May	Period Ended
	31, 2007 (Unaudited)	November 30, 2006 (a)
Operations:
Net investment income	$ 180,247	$ 104,175
Net realized gain (loss) on:
Investment securities	46,540	(73,114)
Written options transactions	21,124	(55,078)
Short sale transactions	(10,501)	(76,993)
Futures contracts and options on futures contracts	(367,443)	59,206

Capital Gain Dividends on Securities	931	-

Change in unrealized appreciation (depreciation):	-
Investment Securities	134,993	80,839
Options Written	(22,875)	13,714
Securities sold short	289	(289)
Futures contracts and options on futures contracts	(139,874)	93,164
Net increase (decrease) in net assets resulting from operations	(156,569)	145,624

Distributions:
From net investment income
Class C	(807)	(3)
Class I	(144,013)	(63,365)
From net realized gain
Class C	(2,183)	-
Class I	(163,360)	-
Total distributions	(310,363)	(63,368)

Capital Share Transactions:
Proceeds from shares sold
Class C	46,027	558,082
Class I	2,383,629	12,434,598
Reinvestment of distributions
Class C	2,990	3
Class I	302,969	54,578
Amount paid for shares repurchased
Class C	(42,567)	(410,449)
Class I	(4,213,758)	(249,588)
Net increase in net assets resulting
from share transactions	(1,520,710)	12,387,224
Total Increase (Decrease) in Net Assets	(1,987,642)	12,469,480

Net Assets:
Beginning of period	12,469,480	-

End of period	$10,481,838	$ 12,469,480

Accumulated undistributed net
investment income included
in net assets at end of period	$ 76,235	$ 40,807

(a) For the period December 29, 2005 (the date the Funds commenced operations) through November 30, 2006.
*See accompanying notes which are an integral part of these financial statements.

GERONIMO Funds
GERONIMO Sector Opportunity Fund
Statements of Changes in Net Assets - continued

	Six Months
	Ended May	Period Ended
	31, 2007 (Unaudited)	November 30, 2006 (a)
Capital Share Transactions - C Shares
Shares sold	4,385	55,449
Shares issued in reinvestment of distributions	289	-	(b)
Shares repurchased	(4,113)	(39,662)

Net increase from capital share transactions	561	15,787

Capital Share Transactions - I Shares
Shares sold	229,605	1,192,134
Shares issued in reinvestment of distributions	29,360	5,225
Shares repurchased	(412,110)	(23,923)

Net increase from capital share transactions	(153,145)	1,173,436

(a) For the period December 29, 2005 (the date the Funds commenced operations) through November 30, 2006.
(b) Shares issued in reinvestment of distributions were less than 0.5 shares

*See accompanying notes which are an integral part of these financial statements.

GERONIMO Funds
GERONIMO Multi-Strategy Fund - Class C
Financial Highlights
(For a share outstanding during the period)

	Six Months Ended May 31, 2007		Period Ended November
	(Unaudited)		30, 2006 (a)
Selected Per Share Data
Net asset value, beginning of period	$ 10.28		$ 10.00

Income (loss) from investment operations
Net investment income	0.08		0.10
Net realized and unrealized gain	(0.08)		0.18	(b)
Total from investment operations	-		0.28

Less distributions to Shareholders:
From net investment income	-		-	(c)
From net realized gains	(0.11)		-
Total distributions	(0.11)		-

Net asset value, end of period	$ 10.17		$ 10.28

Total Return (d)	-0.04%	(e)	2.80%	(e)

Ratios and Supplemental Data
Net assets, end of period (000)	$ 170		$ 137
Ratio of expenses to average net assets (f)	2.68%	(g)	3.07%	(g)
Ratio of expenses to average net assets
before waiver & reimbursement (f)	5.18%	(g)	4.84%	(g)
Ratio of net investment income (loss) to
average net assets (f)	2.00%	(g)	0.65%	(g)
Ratio of net investment income (loss) to average
net assets before waiver & reimbursement (f)	(0.50)%	(g)	(1.12)%	(g)
Portfolio turnover rate	195.75%		272.15%

(a) For the period December 29, 2005 (the date the Funds commenced operations) through November 30, 2006.
(b) Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the changes in net asset value per share in the period. It does not agree to the aggregate gains and losses in the Statement of Operations due to the fluctuation in share transactions in the period.
(c) Distribution from net investment income resulted in less than $0.005 per share.
(d) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(e) Not annualized.
(f) These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of
Investments.
(g) Annualized.

*See accompanying notes which are an integral part of these financial statements.

GERONIMO Funds
GERONIMO Multi-Strategy Fund - Class I
Financial Highlights
(For a share outstanding during the period)

	Six Months Ended		Period Ended
	May 31, 2007 (Unaudited)		November 30, 2006 (a)

Selected Per Share Data
Net asset value, beginning of period	$ 10.35		$ 9.78

Income from investment operations
Net investment income	0.17		0.12
Net realized and unrealized gain	(0.11)		0.46	(b)
Total from investment operations	0.06		0.58

Less distributions to Shareholders:
From net investment income	(0.01)		(0.01)
From net realized gains	(0.11)		-
Total distributions	(0.12)		(0.01)

Net asset value, end of period	$ 10.29		$ 10.35

Total Return (c)	0.47%	(d)	5.82%	(d)

Ratios and Supplemental Data
Net assets, end of period (000)	$ 19,757		$ 19,449
Ratio of expenses to average net assets (e)	1.77%	(f)	2.08%	(f)
Ratio of expenses to average net assets
before waiver & reimbursement (e)	1.96%	(f)	3.17%	(f)
Ratio of net investment income (loss) to
average net assets (e)	2.97%	(f)	1.73%	(f)
Ratio of net investment income (loss) to average
net assets before waiver & reimbursement (e)	2.78%	(f)	0.64%	(f)
Portfolio turnover rate	195.75%		272.15%

(a) For the period January 10, 2006 (the date Class I Shares were first offered to the public) through November 30, 2006.
(b) Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the changes in net asset value per share in the period. It does not agree to the aggregate gains and losses in the Statement of Operations due to the fluctuation in share transactions in the period.
(c) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(d) Not annualized.
(e) These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of
Investments.
(f) Annualized.

*See accompanying notes which are an integral part of these financial statements.

GERONIMO Funds GERONIMO Option & Income Fund - Class C Financial Highlights (For a share outstanding during the period)
	Six Months Ended		Period Ended
	May 31, 2007 (Unaudited)		November 30, 2006 (a)

Selected Per Share Data
Net asset value, beginning of period	$ 10.61		$ 10.00

Income from investment operations
Net investment income	0.16		0.51
Net realized and unrealized gain	(0.12)		0.16
Total from investment operations	0.04		0.67

Less distributions to Shareholders:
From net investment income	(0.19)		(0.06)
From net realized gains	(0.09)		-
Total distributions	(0.28)		(0.06)

Net asset value, end of period	$ 10.37		$ 10.61

Total Return (b)	0.34%	(c)	6.74%	(c)

Ratios and Supplemental Data
Net assets, end of period (000)	$ 210		$ 69
Ratio of expenses to average net assets (d)	3.21%	(e)	3.08%	(e)
Ratio of expenses to average net assets
before waiver & reimbursement (d)	6.54%	(e)	5.59%	(e)
Ratio of net investment income (loss) to average net assets (d)	2.06%	(e)	1.51%	(e)
Ratio of net investment income (loss) to average
net assets before waiver & reimbursement (d)	(1.27)%	(e)	(1.00)%	(e)
Portfolio turnover rate	89.66%		170.44%

(a)	For the period January 10, 2006 (the date Class I Shares were first offered to the public) through November 30, 2006.

(b) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(c) Not annualized.

(d) These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments.

(e) Annualized.

*See accompanying notes which are an integral part of these financial statements.

GERONIMO Funds GERONIMO Option & Income Fund - Class I Financial Highlights (For a share outstanding during the period)

	Six Months Ended		Period Ended
	May 31, 2007 (Unaudited)		November 30, 2006 (a)
Selected Per Share Data
Net asset value, beginning of period	$ 10.67		$ 9.78

Income (loss) from investment operations
Net investment income (loss)	0.17		0.15
Net realized and unrealized gain	(0.11)		0.85
Total from investment operations	0.06		1.00

Less distributions to Shareholders:
From net investment income	(0.15)		(0.11)
From net realized gains	(0.09)		-
Total distributions	(0.24)		(0.11)

Net asset value, end of period	$ 10.49		$ 10.67

Total Return (b)	0.61%	(c)	10.02%	(c)

Ratios and Supplemental Data
Net assets, end of period (000)	$ 20,449		$ 18,615
Ratio of expenses to average net assets (d)	2.33%	(e)	2.08%	(e)
Ratio of expenses to average net assets
before waiver & reimbursement (d)	2.55%	(e)	4.05%	(e)
Ratio of net investment income (loss) to
average net assets (d)	2.98%	(e)	2.62%	(e)
Ratio of net investment income (loss) to average
net assets before waiver & reimbursement (d)	2.76%	(e)	0.65%	(e)
Portfolio turnover rate	89.66%		170.44%

(a) For the period December 29, 2005 (the date the Funds commenced operations) through November 30, 2006.

(b) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(c) Not annualized.

(d) These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments.

(e) Annualized.

*See accompanying notes which are an integral part of these financial statements.

GERONIMO Funds
GERONIMO Sector Opportunity Fund - Class C
Financial Highlights
(For a share outstanding during the period)

	Six Months Ended		Period Ended
	May 31, 2007 (Unaudited)		November 30, 2006 (a)

Selected Per Share Data
Net asset value, beginning of period	$ 10.46		$ 10.00

Income (loss) from investment operations
Net investment income (loss)	0.11		0.16
Net realized and unrealized gain	(0.26)		0.30	(b)
Total from investment operations	(0.15)		0.46

Less distributions to Shareholders:
From net investment income	(0.05)		-	(c)
From net realized gains	(0.14)		-
Total distributions	(0.19)		-

Net asset value, end of period	$ 10.12		$ 10.46

Total Return (d)	-1.73%	(e)	4.60%	(e)

Ratios and Supplemental Data
Net assets, end of period (000)	$ 165		$ 165
Ratio of expenses to average net assets (f)	1.99%	(g)	3.03%	(g)
Ratio of expenses to average net assets
before waiver & reimbursement (f)	2.80%	(g)	6.46%	(g)
Ratio of net investment income (loss) to
average net assets (f)	2.95%	(g)	1.17%	(g)
Ratio of net investment income (loss) to average
net assets before waiver & reimbursement (f)	2.14%	(g)	(2.26)%	(g)
Portfolio turnover rate	286.06%		362.72%

(a) For the period December 29, 2005 (the date the Funds commenced operations) through November 30, 2006.

(b) Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the changes in net asset value per share in the period. It does not agree to the aggregate gains and losses in the Statement of Operations due to the fluctuation in share transactions in the period.

(c) Distribution from net investment income resulted in less than $0.005 per share.

(d) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(e) Not annualized.

(f) These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments.

(g) Annualized.

*See accompanying notes which are an integral part of these financial statements.

GERONIMO Funds
GERONIMO Sector Opportunity Fund - Class I
Financial Highlights
(For a share outstanding during the period)

	Six Months Ended May 31, 2007 (Unaudited)		Period Ended November 30, 2006 (a)

Selected Per Share Data
Net asset value, beginning of period	$ 10.49		$ 9.78

Income from investment operations
Net investment income	0.10		0.12
Net realized and unrealized gain	(0.22)		0.68	(b)
Total from investment operations	(0.12)		0.80

Less distributions to Shareholders:
From net investment income	(0.12)		(0.09)
From net realized gains	(0.14)		-
Total distributions	(0.26)		(0.09)

Net asset value, end of period	$ 10.11		$ 10.49

Total Return (c)	-1.30%	(d)	8.02%	(d)

Ratios and Supplemental Data
Net assets, end of period (000)	$ 10,316		$ 12,304
Ratio of expenses to average net assets (e)	1.99%	(f)	2.03%	(f)
Ratio of expenses to average net assets
before waiver & reimbursement (e)	2.80%	(f)	5.04%	(f)
Ratio of net investment income (loss) to
average net assets (e)	2.95%	(f)	2.27%	(f)
Ratio of net investment income (loss) to average
net assets before waiver & reimbursement (e)	2.14%	(f)	(0.74)%	(f)
Portfolio turnover rate	286.06%	(f)	362.72%	(f)

(a) For the period January 10, 2006 (the date Class I Shares were first offered to the public) through November 30, 2006.

(b) Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the changes in net asset value per share in the period. It does not agree to the aggregate gains and losses in the Statement of Operations due to the fluctuation in share transactions in the period.

(c) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(d) Not annualized.

(e) These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments.

(f) Annualized.

*See accompanying notes which are an integral part of these financial statements.

GERONIMO Funds

Notes to the Financial Statements

May 31, 2007

(Unaudited)

NOTE 1.	ORGANIZATION

GERONIMO Multi-Strategy Fund (“Multi-Strategy Fund”), GERONIMO Option & Income Fund (“Option & Income Fund”), and GERONIMO Sector Opportunity Fund (“Sector Opportunity Fund”) (each a “Fund” and, collectively the “Funds”) were organized as series of Unified Series Trust (the “Trust”). The Option & Income Fund and the Sector Opportunity Fund are diversified funds, while the Multi-Strategy Fund is non-diversified. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the “Trust Agreement”). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of each separate series. The investment objective of each Fund is to provide returns in excess of the Merrill Lynch 3-Month Treasury Bill Index in both rising and falling markets. The investment advisor to each Fund is GERONIMO Financial Asset Management, LLC (the “Advisor”). The Funds each offer two classes of shares: Class C shares (subject to a maximum redemption fee of 2.00% of net asset value if redeemed within 60 calendar days of purchase and a distribution and service fee of up to 1.00% per annum of average daily net assets allocable to Class C shares) were first offered to the public on December 29, 2005 and Class I shares were first offered to the public on January 10, 2006. Class C and Class I shares of a Fund represent identical interests in the Fund’s investment portfolio and have the same rights, except that (i) Class C shares may bear the expenses of higher distribution and service fees, which is expected to cause Class C shares to have a higher expense ratio and to pay lower dividends than Class I shares; (ii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; (iii) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements; and (iv) each class has different exchange privileges.

NOTE 2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by each Fund in the preparation of its financial statements.

Securities Valuation - Equity securities are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees (the “Board”).

Fixed income securities are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic an political developments in a country or region.

On a daily basis, Index Derivatives (including swaps) held by the Multi-Strategy Fund will be valued at fair value by the Advisor, based on a pricing model established by the Advisor, according to policies and procedures adopted by the Board of Trustees. There can be no assurance that a fair valuation of an Index Derivative used by the Multi-Strategy Fund on any given day will accurately reflect the market value of the Index Derivative, calculated based on the closing market prices of the underlying HFRX Strategies as reported by Hedge Fund Research, Inc. (“HFR”). The HFRX Strategies are comprised of separate accounts managed by numerous hedge fund mangers selected by HFR. The Advisor will be responsible for monitoring market events that could have a significant impact on the price of any portfolio security, including any Index Derivative held by the Multi-Strategy Fund.

GERONIMO Funds

Notes to the Financial Statements

May 31, 2007 – continued

(Unaudited)

NOTE 2.	SIGNIFICANT ACCOUNTING POLICIES- continued

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair value pricing also is permitted if, in Advisor’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the advisor is aware of any other data that calls into question the reliability of market quotations. Such good faith pricing would also be required if a mutual fund in which a Fund invests fails to calculate its NAV as of the stock exchange close or if the options a Fund has written cease to have market quotations readily available due to low volume or imminent expiration.

Option writing - When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from writing options that expire unexercised are treated on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether a Fund has realized a gain or loss. A Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Short Sales – A Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When a Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.

Futures Contracts – A Fund may enter into futures contracts to manage its exposure to the stock markets, fluctuations in interest rates, and foreign currency values. Initial margin deposits are made upon entering into futures contracts and can be either cash or securities. At May 31, 2007, restricted cash, held in connection with futures contracts, amounted to $46,595 and $90,800 for the Option & Income, and Sector Opportunity Fund, respectively, and is included in cash held at the broker. Also included in the amounts reported on the Statement of Assets and Liabilities is activity for short sales, options written, and options on futures contracts. During the period a futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin receivables or payables represent the difference between the change in unrealized appreciation and depreciation on the open contracts and the cash deposits made on the margin accounts. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the proceeds from the closing transaction and the Fund’s cost of the contract. The use of futures contracts involves the risk of illiquid markets or imperfect correlation between the value of the instruments and the underlying securities, or that the counterparty will fail to perform its obligations. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

GERONIMO Funds

Notes to the Financial Statements

May 31, 2007 – continued

(Unaudited)

NOTE 2.	SIGNIFICANT ACCOUNTING POLICIES- continued

Swaps – The Funds may enter into total return swap agreements, which are over-the-counter contracts, in which one party agrees to make periodic payments based on the change in market value of a specified hedge fund, specified equity security, basket of equity securities, equity index, commodity index, or US Dollar index, in return for periodic payments based on a fixed or variable interest rate or the change in market value of a different equity security, basket of equity securities, equityindex, commodity index, or US Dollar index. Swap agreements are used to obtain exposure to a specified HFRX Strategy or Strategies, equity or market without owning or taking physical custody of securities.

To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Upfront payments made by the Fund are recorded as an asset on the Fund’s books, any subsequent payments received or made are recorded as realized gain or loss.

A small investment in swaps or other derivatives could have a potentially large impact on the Fund’s performance; certain gains or losses could be amplified, increasing movements in the share price of the Fund. The use of derivatives involves risks that may be different from the risks associated with investing directly in the underlying assets. Risks may arise from unanticipated movements in interest rates or in the price of the underlying assets and/or the failure of the counterparty of the swap agreement to comply with the terms of the contract.

Accounting for Uncertainty in Income Taxes – In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48 – Accounting for Uncertainty in Income Taxes that requires the tax effects of certain tax positions to be recognized. These tax positions must meet a “more likely than not” standard that, based on their technical merits, have a more than 50 percent likelihood of being sustained upon examination. FASB Interpretation No. 48 is effective for fiscal periods beginning after December 15, 2006. At adoption, the financial statements must be adjusted to reflect only those tax positions that are more likely than not of being sustained. Management of the Funds is currently evaluating the impact that FASB Interpretation No. 48 will have on the Funds’ financial statements.

Fair Value Measuring - In September 2006, FASB issued Statement on Financial Accounting Standards (SFAS) No. 157 “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of May 31, 2007, the Trust does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain measurements reported on the statement of changes in net assets for a fiscal period.

Federal Income Taxes – The Funds make no provision for federal income tax. Each Fund intends to qualify each year as a “regulated investment company” under subchapter M of the Internal Revenue Code of 1986, as amended, by distributing all of its taxable income. If the required amount of net investment income is not distributed, a Fund could incur a tax expense.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual Funds based on each Fund’s relative net assets or another appropriate basis (as determined by the Board).

Dividends and Distributions – Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The Funds intend to distribute net investment income on a calendar quarter basis. The Funds intend to distribute their net realized long-term capital gains and their net realized short-term capital gains at least once a year. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes.

GERONIMO Funds

Notes to the Financial Statements

May 31, 2007 – continued

(Unaudited)

NOTE 2.	SIGNIFICANT ACCOUNTING POLICIES- continued

These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Funds.

Other – The Funds follow industry practice and record security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Allocation of Income and Expenses, Realized and Unrealized Gains and Losses – Income, realized gains and losses, unrealized appreciation and depreciation, and fund-wide expenses are allocated to each class based on the net assets of that class in relation to the net assets of the fund (“relative net assets method”).

NOTE 3.	FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the management agreements between the Trust and the Advisor for each Fund (collectively, the “Management Agreements”), the Advisor manages the Funds’ investments subject to approval of the Board. As compensation for its management services, during the initial 12 months of operations, each Fund paid the Advisor a fixed management fee of 1.25% of the Fund’s average daily net assets. Beginning December 1, 2006, the Advisor received a variable performance-based management fee or “fulcrum fee.” This fee comprise of an annual base rate of 1.25% of the Fund’s average daily net assets, subject to a performance adjustment. The performance adjustment either increases or decreases the advisory fee, depending on how the Fund performs relative to the Merrill Lynch 3-Month Treasury Bill Index over the relevant performance period. For the six months ended May 31, 2007, the Advisor earned fees of $73,965, $123,618 and $49,266 for the Multi-Strategy Fund, Option & Income Fund, and Sector Opportunity Fund, respectively, before the wavier/reimbursements discussed below. As of May 31, 2007 the Multi-Strategy Fund and Option & Income owed $6,636 and $11,362 to the Advisor, respectively. The table below breaks down the fees based on the fixed management fee and the performance based “fulcrum fee”.

The Advisor contractually has agreed to waive its fee and reimburse each Fund’s expenses so that its total annual operating expenses, excluding investment advisory/fulcrum fees, brokerage fees and commissions, 12b-1 fees, borrowing costs (such as interest and dividend expenses on securities sold short), taxes and extraordinary expenses do not exceed 0.75% of the average daily net assets of the Fund’s Class C shares and Class I shares, respectively, for each Fund through November 30, 2008. Any waiver or reimbursement by the Advisor is subject to repayment by a Fund in the three fiscal years following the fiscal year in which the expense is incurred; provided that a Fund is able to make the repayment without exceeding the 0.75% limitation for each class. For the six months ended May 31, 2007, the Advisor waived management fees and reimbursed expenses of $20,815, $24,134, and $51,397 for the Multi-Strategy Fund, Option & Income Fund, and Sector Opportunity Fund, respectively. As of May 31, 2007, the Advisor owed $10,469 to the Sector Opportunity Fund. The waived fees related to operating expenses subject to recovery, at November 30, 2006, were as follows:

GERONIMO Funds

Notes to the Financial Statements

May 31, 2007 – continued

(Unaudited)

NOTE 3.	FEES AND OTHER TRANSACTIONS WITH AFFILIATES - continued

As of May 31, 2007, $20,815, $24,134, and $51,397 for the Multi-Strategy Fund, Option & Income Fund, and Sector Opportunity Fund, respectively, may be subject to potential repayment by the Funds to the Advisor through November 30, 2010. The Trust retains Unified Fund Services, Inc. (“Unified”), to manage the Funds’ business affairs and to provide the Funds with administrative services, including all regulatory reporting and necessary office equipment and personnel. For the six months ended May 31, 2007, Unified earned fees of $41,806, $40,834, and $41,332 for administrative services provided to the Multi-Strategy Fund, Option & Income Fund, and Sector Opportunity Fund, respectively and $3,265, $4,608, and $5,193 in reimbursement for out-of-pocket expenses in providing transfer agent services provided to the Multi-Strategy Fund, Option & Income Fund, and Sector Opportunity Fund, respectively. As of May 31, 2007, $14,372, $14,797, and $15,303 were owed to Unified from the Multi-Strategy Fund, Option & Income Fund, and Sector Opportunity Fund, respectively, for administrative services and reimbursement of out-of-pocket expenses. Certain officers of the Trust are members of management and/or employees of Unified. Unified operates as a wholly-owned subsidiary of Huntington Bancshares, Inc., the parent company of the Distributor.

Unified Financial Securities, Inc. (the “Distributor”) acts as the principal distributor of shares of the Funds. Each Fund has adopted a Distribution Plan (each, a “Plan”) pursuant to Rule 12b-1 under the 1940 Act for the Funds’ Class C shares. Each Fund’s Plan provides that the Fund will pay its Advisor and/or any registered securities dealer, financial institution or any other person (a “Recipient”) a shareholder servicing fee aggregating 1.00% of the average daily net assets of that Fund’s Class C shares in connection with the promotion and distribution of Fund shares or the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, the printing and mailing of sales literature and servicing shareholder accounts (“12b-1 Expenses”). Each Fund and/or its Advisor may pay all or a portion of these fees to any Recipient who renders assistance in distributing or promoting the sale of shares, or who provides certain shareholder services, pursuant to a written agreement. Each Fund’s plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses actually incurred. The Trust and the Advisor have entered into a Distribution Coordination Agreement pursuant to which the Advisor agrees to coordinate the distribution of each Fund’s shares, for which each Fund pays the Advisor the 12b-1 fee described above. For the six months ended May 31, 2007, 12b-1 fees of $794, $599 and $668 were accrued for the Multi-Strategy Fund, Option & Income Fund, and Sector Opportunity Fund, respectively. As of May 31, 2007, $2,869, $2,754 and $2,855 in 12b-1 fees for the Multi-Strategy Fund, Option & Income Fund, and Sector Opportunity Fund, respectively were unpaid.

Unified Financial Securities, Inc. (the “Distributor”) acts as the principal distributor of each Fund. There were no payments made to the Distributor by the Funds for the six months ended May 31, 2007. The Distributor and Unified are controlled by Huntington Bancshares, Inc.

Wedge Securities LLC, a registered broker-dealer, is a wholly-owned subsidiary of Geronimo Holding, Inc., the parent company of the Advisor. The Funds’ Board of Trustees have determined that any portfolio transaction for any of the Funds may be effected through Wedge Securities LLC, if, in the Advisor’s judgment, the use of Wedge Securities LLC is likely to result in price and execution at least as favorable as those of other qualified brokers, and if, in the transaction, Wedge Securities LLC charges the Funds a commission rate consistent with those charged by Wedge Securities LLC to comparable unaffiliated customers in similar transactions. For the six months ended May 31, 2007, Wedge Securities LLC received commissions on security transactions of $45,084 for the Multi-Strategy Fund, $25,426 for the Option & Income Fund, and $108,667 for the Sector Opportunity Fund.

GERONIMO Funds

Notes to the Financial Statements

May 31, 2007 – continued

(Unaudited)

NOTE 4.	INVESTMENTS TRANSACTIONS

For the six months ended May 31, 2007, purchases and sales of investment securities, other than short-term investments and call options written were as follows:

At May 31, 2007, the net unrealized depreciation of investments for tax purposes, excluding futures contracts, options on futures contracts, premiums received for options written, securities sold short and swap agreements, was as follows:

As of May 31, 2007, the aggregate cost of securities for federal income tax purposes, excluding futures contracts, options on futures contracts, premiums received for options written, securities sold short, and swap agreements were $18,720,130, $20,760,057, and $10,361,170 for the Multi-Strategy Fund, Option & Income Fund, and Sector Opportunity Fund, respectively.

NOTE 5.	OPTIONS WRITTEN

Multi-Strategy Fund. Transactions in written options during the six months ended May 31, 2007 were as follows:

GERONIMO Funds

Notes to the Financial Statements

May 31, 2007 – continued

(Unaudited)

NOTE 5.	OPTIONS WRITTEN – continued

Option & Income Fund. Transactions in written options during the six months ended May 31, 2007 were as follows:

Sector Opportunity Fund. Transactions in written options during the six months ended May 31, 2007 were as follows:

NOTE 6.	ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

GERONIMO Funds

Notes to the Financial Statements

May 31, 2007 – continued

(Unaudited)

NOTE 7.	RELATED PARTY TRANSACTIONS

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of May 31, 2007, the following held (for the benefit of others) more than 25% of the indicated class of the respective Funds:

NOTE 8.	DISTRIBUTIONS TO SHAREHOLDERS

Multi-Strategy Fund. On December 30, 2005, the Multi-Strategy Fund paid an income distribution of $0.000158 per share to Class C shareholders of record on December 29, 2005. On March 31, 2006, the Multi-Strategy Fund paid an income distribution of $0.0122 per share to Class I shareholders of record on March 30, 2006.

The tax characterization of distributions for the period ended November 30, 2006 was as follows:

During the six months ended May 31, 2007, the Multi-Strategy Fund paid short-term and long-term capital gains distributions totaling $0.1067 or $1,433 to Class C shareholders and $201,702 to Class I shareholders. On March 30, 2007 the Multi-Strategy Fund paid an income distribution of $0.0127 per share or $26,500 to Class I shareholders of record on March 29, 2007.

As of November 30, 2006, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

As of November 30, 2006, the difference between book basis and tax basis unrealized appreciation is attributable to the mark-to-market of futures contracts and options on futures contracts, in the amount of $103,326 and swap agreements in the amount of $63,313.

GERONIMO Funds

Notes to the Financial Statements

May 31, 2007 – continued

(Unaudited)

NOTE 8.	DISTRIBUTIONS TO SHAREHOLDERS – continued

Option & Income Fund. The Option & Income Fund paid income distributions totaling $0.064058 per share to Class C shareholders during the period. The Option & Income Fund paid income distributions totaling $0.1102 per share to Class I shareholders during the period.

The tax characterization of distributions for the period ended November 30, 2006 was as follows:

During the six months ended May 31, 2007, the Option & Income Fund paid short-term and long-term capital gains distributions totaling $0.0908 or $787 to Class C shareholders and $154,845 to Class I shareholders. For the six months ended March 31, 2007, the Option & Income Fund paid quarterly income distributions totaling $0.1547 per share or $270,026 to Class I shareholders. On December 27, 2006, the Option & Income Fund paid an income distribution of $0.1864 per share or $1,604 to Class C shareholders of record on December 26, 2006.

As of November 30, 2006, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

As of November 30, 2006, the difference between book basis and tax basis unrealized appreciation is attributable to the mark-to-market of futures contracts and options on futures contracts in the amount of $133,430.

Sector Opportunity Fund. On December 30, 2005, the Sector Opportunity Fund paid an income distribution of $0.000158 per share to Class C shareholders of record on December 29, 2005. The Sector Opportunity Fund paid income distributions totaling $0.0913 per share to Class I shareholders during the period.

The tax characterization of distributions for the period ended November 30, 2006 was as follows:

During the six months ended May 31, 2007, the Sector Opportunity Fund paid short-term and long-term capital gains distributions totaling $0.1377 or $2,183 to Class C shareholders and $163,360 to Class I shareholders. For the six months ended March 31, 2007, the Sector Opportunity Fund paid quarterly income distributions totaling $0.0494 per share or $807 to Class C shareholders. For the six months ended March 31, 2007, the Sector Opportunity Fund paid quarterly income distributions totaling $0.1191 per share or $144,013 to Class I shareholders.

GERONIMO Funds

Notes to the Financial Statements

May 31, 2007 – continued

(Unaudited)

NOTE 8.	DISTRIBUTIONS TO SHAREHOLDERS – continued

As of November 30, 2006, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

As of November 30, 2006, the difference between book basis and tax basis unrealized appreciation is attributable to the mark-to-market on futures contracts and options on futures contracts in the amount of $93,164.

NOTE 9. FEDERAL INCOME TAXES

At November 30, 2006, the Multi-Strategy, Option & Income, and Sector Opportunity Funds had available for federal tax purposes unused capital loss carryforwards of $69,686, $198,937, and $52,815, respectively, expiring in 2014, which are available for offset against future taxable net capital gains. To the extent these carryforwards are used to offset future capital gains, it is probable that the amount offset will not be distributed to shareholders.

PROXY VOTING

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted those proxies during the most recent twelve month period ended June 30 is available without charge upon request by calling the Funds at (800) 653-7417 or in documents filed with the SEC on the SEC’s website at www.sec.gov.

TRUSTEES

Stephen	A. Little, Chairman

Gary E. Hippenstiel

Daniel J. Condon

Ronald C. Tritschler

OFFICERS

Anthony J. Ghoston, President

John Swhear, Senior Vice-President

J. Michael Landis, Treasurer

Heather A. Bonds, Secretary

Lynn E. Wood, Chief Compliance Officer

INVESTMENT ADVISER

GERONIMO Financial Asset Management, LLC

1515 Arapahoe St.

Tower 1, 10th Floor

Denver, CO 80202

DISTRIBUTOR

Unified Financial Securities, Inc.

431 N. Pennsylvania St.

Indianapolis, IN 46204

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen Fund Audit Services, Ltd.

800 Westpoint Pkwy, Suite 1100

Westlake, OH 44145

LEGAL COUNSEL

Thompson Coburn, LLP

One US Bank Plaza

St. Louis, MO 63101

CUSTODIAN

US Bank, N.A.

425 Walnut Street

Cincinnati, OH 45202

ADMINISTRATOR, TRANSFER AGENT

AND FUND ACCOUNTANT

Unified Fund Services, Inc.

431 N. Pennsylvania Street

Indianapolis, IN 46204

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, Inc.

Member NASD/SIPC

Semi-Annual Report

May 31, 2007

(Unaudited)

Fund Advisor:

Leeb Capital Management, Inc.

500 Fifth Ave, 57th Floor

New York, New York 10110

Phone (866) 400-5332

Performance Results

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling 1-866-400-5332.

*	Return figures reflect any change in price per share and assume the reinvestment of all distributions.

** The indices are unmanaged benchmarks that assume reinvestment of all distributions and exclude the effect of taxes and fees. The S&P 500 Index and Russell 1000 Growth Index are widely recognized unmanaged indices of equity prices and are representative of a broader market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in the indices; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

*** The advisor has contractually agreed to waive its management fee and/or reimburse expenses so that Net Expenses, excluding brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, extraordinary expenses, and any indirect expenses (such as expenses incurred by other investment companies in which the Fund invests) do not exceed 1.50% of average daily net assets through November 30, 2008 for Class I shares and 1.75% of average daily net assets through November 30, 2008 for Class R shares. Each fee waiver or expense reimbursement by the adviser is subject to repayment by the Fund within the three fiscal years following the fiscal year in which that particular waiver or expense was incurred, provided that the Fund is able to make the repayment without exceeding the above stated expense limitations.

The chart above assumes an initial investment of $10,000 made on December 26, 2006 (commencement of Class I shares) and held through May 31, 2007. The S&P 500 Index and Russell 1000 Growth Index are widely recognized unmanaged indices of equity prices and are representative of a broader market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in the indices; however, an individual can invest in ETFs or other investment vehicles that attempt to tract the performance of a benchmark index. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

Current performance may be lower or higher than the performance data quoted. For more information on the Fund and to obtain performance data current to the most recent month end, please call 1-866-400-5332. Investing in the Fund involves certain risks that are discussed in the Fund’s prospectus. Please read the prospectus carefully before you invest or send money.

The Fund is distributed by Unified Financial Securities, Inc., member NASD.

The chart above assumes an initial investment of $10,000 made on December 26, 2006 (commencement of Class R shares) and held through May 31, 2007. The S&P 500 Index and Russell 1000 Growth Index are widely recognized unmanaged indices of equity prices and are representative of a broader market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in the indices; however, an individual can invest in ETF’s or other investment vehicles that attempt to tract the performance of a benchmark index. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

Current performance may be lower or higher than the performance data quoted. For more information on the Fund and to obtain performance data current to the most recent month end, please call 1-866-400-5332. Investing in the Fund involves certain risks that are discussed in the Fund’s prospectus. Please read the prospectus carefully before you invest or send money.

The Fund is distributed by Unified Financial Securities, Inc., member NASD.

FUND HOLDINGS – (Unaudited)

1As a percent of net assets.

2US Companies with market caps exceeding $8 billion.
3US Companies with market caps less than $8 billion.

The Leeb Focus Fund invests primarily in equity securities of large-capitalization U.S. companies (generally those with market capitalizations exceeding $8 billion).

Availability of Portfolio Schedule – (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available at the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Summary of Fund’s Expenses – (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, such as redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period (December 26, 2006, commencement of Fund operations) and held for the entire period (May 31, 2007).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

The Leeb Focus Fund Class I	Beginning Account Value	Ending Account Value May 31, 2007	Expenses Paid During the Period Ended May 31, 2007
Actual *	$1,000.00	$1,082.50	$6.73
Hypothetical **	$1,000.00	$1,017.44	$7.56

*Expenses are equal to the Fund’s annualized expense ratio of 1.50%, multiplied by the average account value over the period, multiplied by 157/365 (to reflect the period since commencement of Fund operations on December 26, 2006).

** Assumes a 5% return before expenses. The hypothetical example is calculated based on a six month period from December 1, 2006 to May 31, 2007, and expenses are equal to the Fund’s annualized expense ratio of 1.50% multiplied by the average account value over the period, multiplied by 182/365 (to reflect the partial year period).

The Leeb Focus Fund Class R	Beginning Account Value	Ending Account Value May 31, 2007	Expenses Paid During the Period Ended May 31, 2007
Actual *	$1,000.00	$1,082.49	$7.85
Hypothetical **	$1,000.00	$1,016.20	$8.81

*Expenses are equal to the Fund’s annualized expense ratio of 1.75%, multiplied by the average account value over the period, multiplied by 157/365 (to reflect the period since commencement of Fund operations on December 26, 2006).

** Assumes a 5% return before expenses. The hypothetical example is calculated based on a six month period from December 1, 2006 to May 31, 2007, and expenses are equal to the Fund’s annualized expense ratio of 1.75% multiplied by the average account value over the period, multiplied by 182/365 (to reflect the partial year period).

Leeb Focus Fund
Schedule of Investments
May 31, 2007
(Unaudited)

Common Stocks - 93.54%	Shares	Value

Aircraft Engines & Engine Parts - 1.88%
United Technologies Corp.	2,000	$ 141,100

Beverages - 2.83%
The Coca-Cola Co.	4,000	211,960

Computer Communications Equipment - 1.90%
Cisco Systems, Inc. (a)	5,300	142,676

Crude Petroleum & Natural Gas - 1.90%
PetroChina Co., Ltd. (b)	1,100	142,164

Drawing & Insulating of Nonferrous Wire - 2.10%
Corning, Inc. (a)	6,300	157,500

Drilling Oil & Gas Wells - 3.01%
Nabors Industries, Ltd. (a)	4,200	146,748
Transocean, Inc. (a)	800	78,592
		225,340

Electric & Other Services Combined - 2.08%
Exelon Corp.	2,000	156,000

Electric Services - 4.27%
FPL Group, Inc.	5,000	319,650

Electronic & Other Electrical Equipment - 3.86%
General Electric Co.	7,700	289,366

Farm Machinery & Equipment - 2.25%
Deere & Co.	1,400	168,658

Finance Services - 1.91%
American Express Co.	2,200	142,956

Fire, Marine & Casualty Insurance - 4.60%
Berkshire Hathaway, Inc. - Class B (a)	95	344,375

Gold and Silver Ores - 0.97%
Barrick Gold Corp.	2,500	72,825

Industrial Inorganic ChemicalsGas Stores - 1.72%
Air Products & Chemicals, Inc.	1,650	128,684

National Commercial Banks - 7.08%
UBS AG	3,700	241,388
Wells Fargo & Co.	8,000	288,720
		530,108

*See accompanying notes which are an integral part of these financial statements.

Leeb Focus Fund
Schedule of Investments - continued
May 31, 2007
(Unaudited)

Common Stocks - 93.54% - continued	Shares	Value

Metal Mining - 2.30%
BHP Billiton, Ltd. (b)	1,600	$ 84,224
Rio Tinto, plc (b)	300	87,885
		172,109

Miscellaneous Electrical Machinery, Equipment & Supplies - 1.84%
Energy Conversion Devices, Inc. (a)	4,000	137,520

Motor Vehicles & Passenger Car Bodies - 2.42%
Toyota Motor Corp. (b)	1,500	181,140

Oil & Gas Field Machinery & Equipment - 5.19%
Baker Hughes, Inc.	3,000	247,440
National-Oilwell Varco, Inc. (a)	1,500	141,675
		389,115

Oil, Gas Field Services - 5.40%
Schlumberger Ltd.	5,200	404,924

Pharmaceutical Preparations - 7.69%
Eli Lilly & Co.	4,000	234,480
Johnson & Johnson	2,200	139,194
Novartis AG (b)	3,600	202,248
		575,922

Petroleum Refining - 2.05%
Hess Corp.	2,600	153,972

Pumps & Pumping Equipment - 1.80%
ITT Corp.	2,000	134,600

Railroads, Line-Haul Operating - 1.99%
Burlington Northern Santa Fe Corp.	1,600	149,008

Retail - Drug Stores & Proprietary Stores - 2.37%
CVS Caremark Corp.	4,600	177,284

Search, Detection, Navigation, Guidance, Aeronauts, & Systems - 3.40%
Northrop Grumman Corp.	1,900	143,659
Raytheon Co.	2,000	111,200
		254,859

Security Brokers, Dealers & Floatation Companies - 3.08%
Goldman Sachs Group, Inc.	1,000	230,820

Semiconductors & Related Devices - 3.43%
First Solar, Inc. (a)	1,500	102,060
Intel Corp.	7,000	155,190
		257,250

*See accompanying notes which are an integral part of these financial statements.

Leeb Focus Fund
Schedule of Investments
May 31, 2007
(Unaudited)

Common Stocks - 93.54% - continued	Shares	Value

Services - Computer Programming, Data Processing, Etc. - 1.86%
Google Inc. - Class A (a)	280	$ 139,370

Services - Prepackaged Software - 2.86%
Microsoft Corp.	7,000	214,690

Soap, Detergents, Cleaning Preparations, Perfumes, Cosmetics - 1.87%
Procter & Gamble Co.	2,200	139,810

Trucking & Courier Services (No Air) - 1.63%
United Parcel Service, Inc. - Class B	1,700	122,349

TOTAL COMMON STOCKS (Cost $6,451,880)		7,008,104

Exchange-Traded Funds - 1.84%
streetTRACKS Gold Trust (a)	2,100	137,676

TOTAL EXCHANGE-TRADED FUNDS (Cost 132,360)		137,676

Money Market Securities - 4.95%
Fidelity Money Market Portfolio - Class I - 5.23% (c)	370,625	370,625

TOTAL MONEY MARKET SECURITIES (Cost $370,625)		370,625

TOTAL INVESTMENTS (Cost $6,954,865) - 100.33%		$ 7,516,405

Liabilities in excess of other assets - (0.33)%		(24,363)

TOTAL NET ASSETS - 100.00%		$ 7,492,042

(a) Non-income producing.
(b) American Depositary Receipt
(c) Variable rate security; the money market rate shown represents the rate at May 31, 2007.

*See accompanying notes which are an integral part of these financial statements.

Leeb Focus Fund
Statement of Assets and Liabilities
May 31, 2007
(Unaudited)

Assets
Investments in securities:
At cost	$6,954,865
At market value	$7,516,405

Receivable for investments sold	101,067
Receivable due from Adviser (a)	32,547
Dividends receivable	11,613
Interest receivable	1,194
Prepaid expenses	21,707
Total assets	7,684,533

Liabilities
Payable for investments purchased	165,313
Payable to administrator, fund accountant, and transfer agent	17,135
Accrued 12b-1 fees, Class R	158
Accrued trustee and officer expenses	417
Payable to custodian	1,200
Other accrued expenses	8,268
Total liabilities	192,491

Net Assets	$ 7,492,042

Net Assets consist of:
Paid in capital	$ 6,946,068
Accumulated undistributed net investment income	8,024
Accumulated undistributed net realized (loss) from investment transactions	(23,590)
Net unrealized appreciation on investments	561,540

Net Asset Value	$ 7,492,042

Class I:

Net Assets	$ 6,930,819

Shares outstanding (unlimited number of shares authorized)	641,331

Net asset value, offering and redemption price per share	$ 10.81

Class R:

Net Assets	$ 561,223

Shares outstanding (unlimited number of shares authorized)	51,874

Net asset value and offering price per share	$ 10.82

Redemption price per share ($10.82 * 0.98) (b)	$ 10.60

(a) See Note 3 in the Notes to the Financial Statements.

(b) The Fund charges a 2.00% redemption fee on Class R shares redeemed within 60 calendar days after they are purchased. Shares are redeemed at the Net Asset Value if held longer than 60 calendar days.

*See accompanying notes which are an integral part of these financial statements.

Leeb Focus Fund
Statement of Operations
For the period ended May 31, 2007 (a)
(Unaudited)

Investment Income
Dividend income	$ 37,220
Interest income	12,595
Total Income	49,815

Expenses
Investment adviser fees (a)	21,105
12b-1 fees, Class R (a)	158
Transfer agent expenses	30,546
Administration expenses	18,036
Fund accounting expenses	16,765
Registration expenses	11,689
Auditing expenses	5,950
Custodian expenses	3,764
Legal expenses	3,075
CCO expenses	2,615
Miscellaneous expenses	2,548
Trustee expenses	2,370
Pricing expenses	1,821
Total Expenses	120,442
Fees waived and expenses reimbursed by Adviser (a)	(83,208)
Net operating expenses	37,234
Net Investment Income	12,581

Realized & Unrealized Gain (Loss)
Net realized loss on investment securities	(23,590)
Change in unrealized appreciation (depreciation) on investment securities	561,540
Net realized and unrealized gain on investment securities	537,950
Net increase in net assets resulting from operations	$ 550,531

(a) For the period December 26, 2006 (Commencement of Fund operations) through May 31, 2007.
(b) See Note 3 in the Notes to the Financial Statements.

*See accompanying notes which are an integral part of these financial statements.

Leeb Focus Fund
Statement of Changes In Net Assets

	Period ended
	May 31, 2007
Increase (Decrease) in Net Assets Due To:	(Unaudited)	(a)
Operations:
Net investment income	$ 12,581
Net realized (loss) on investment securities	(23,590)
Change in unrealized appreciation (depreciation) on investments	561,540
Net increase in net assets resulting from operations	550,531

Distributions to shareholders:
From net investment income, Class I	(4,556)
Total distributions	(4,556)

Capital Share Transactions - Class I
Proceeds from sale of shares	6,890,417
Reinvestment of distributions	4,556
Shares redeemed	(489,865)
Net increase in net assets resulting
from Class I share transactions	6,405,108

Capital Share Transactions - Class R
Proceeds from sale of shares	549,407
Shares redeemed	(8,448)
Net increase in net assets resulting
from Class R share transactions	540,959

Net increase in net assets resulting
from share transactions	6,946,067

Total increase in Net Assets	7,492,042

Net Assets
Beginning of period	-

End of period	$ 7,492,042

Accumulated undistributed net investment income	$ 8,024
included in net assets at the of each period

Capital Share Transactions - I Shares
Shares sold	689,691
Shares issued in reinvestment of distributions	454
Shares repurchased	(48,814)

Net increase from capital share transactions	641,331

Capital Share Transactions - R Shares
Shares sold	52,708
Shares issued in reinvestment of distributions	-
Shares repurchased	(834)

Net increase from capital share transactions	51,874

(a) For the period December 26, 2006 (Commencement of Operations) to May 31, 2007.

*See accompanying notes which are an integral part of these financial statements.

Leeb Focus Fund - Class I
Financial Highlights
(For a share outstanding during the period)
	Period ended
	May 31, 2007
	(Unaudited)	(a)

Selected Per Share Data
Net asset value, beginning of period	$ 10.00
Income from investment operations:
Net investment income	0.02
Net realized and unrealized gain (loss)	0.80
Total from investment operations	0.82

Less Distributions to shareholders:
From net investment income	(0.01)
From net realized gain	-
Total distributions	(0.01)

Net asset value, end of period	$ 10.81

Total Return (b)	8.25%	(c)

Ratios and Supplemental Data
Net assets, end of period (000)	$ 6,931
Ratio of expenses to average net assets	1.50%	(d)
Ratio of expenses to average net assets
before waiver & reimbursement	4.86%	(d)
Ratio of net investment income to
average net assets	0.52%	(d)
Ratio of net investment income to
average net assets before waiver & reimbursement	(2.84)%	(d)
Portfolio turnover rate	30.84%

(a) For the period December 26, 2006 (Commencement of Operations) to May 31, 2007.

(b) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(c) Not annualized.

d) Annualized.

*See accompanying notes which are an integral part of these financial statements.

Leeb Focus Fund - Class R
Financial Highlights
(For a share outstanding during the period)
	Period ended
	May 31, 2007
	(Unaudited)	(a)

Selected Per Share Data
Net asset value, beginning of period	$ 10.00
Income from investment operations:
Net investment income	-
Net realized and unrealized gain (loss)	0.82
Total from investment operations	0.82

Paid in capital from redemption fees	-	(b)

Net asset value, end of period	$ 10.82

Total Return (c)	8.20%	(d)

Ratios and Supplemental Data
Net assets, end of period (000)	$ 561
Ratio of expenses to average net assets	1.75%	(e)
Ratio of expenses to average net assets
before waiver & reimbursement	5.08%	(e)
Ratio of net investment income to
average net assets	0.09%	(e)
Ratio of net investment income to
average net assets before waiver & reimbursement	(3.24)%	(e)
Portfolio turnover rate	30.84%

(a) For the period December 26, 2006 (Commencement of Operations) to May 31, 2007.

(b) Net investment increase & redemption on fees resulted in less than $0.005 per share for the period.

(c) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(d) Not annualized. (e) Annualized.

*See accompanying notes which are an integral part of these financial statements.

Leeb Focus Fund

Notes to the Financial Statements

May 31, 2007

(Unaudited)

NOTE 1. ORGANIZATION

The Leeb Focus Fund (the “Fund”) was organized as a diversified series of Unified Series Trust (the “Trust”) on August 14, 2006. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series. The Board has authorized two classes of shares: Class R and Class I. Each class is subject to different expenses and a different sales charge structure. The Fund is one of a series of funds currently authorized by the Board. The Fund commenced operations on December 26, 2006. The Fund’s investment objective is to provide long-term capital appreciation consistent with the preservation of capital. The Fund’s investment adviser is Leeb Capital Management, Inc. (the “Adviser”).

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation - Equity securities are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. Options traded on major exchanges are valued at the last quoted sales price on their primary exchange or, if there is no sale on the applicable exchange on such day, then the last quoted bid price as of the close of such exchange will be used. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board.

Fixed income securities are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, subject to review of the Board. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a country or region.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Leeb Focus Fund

Notes to the Financial Statements - continued

May 31, 2007

(Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – continued

Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s Net Asset Value (“NAV”) calculation that may affect a security’s value, or the advisor is aware of any other data that calls into question the reliability of market quotations.

Federal Income Taxes – The Fund makes no provision for federal income tax. The Fund intends to qualify each year as a “regulated investment company” under subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of its net investment income and net realized capital gains. If the required amount of net investment income is not distributed, the Fund could incur a tax expense.

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or other appropriate basis (as determined by the Board).

Accounting for Uncertainty in Income Taxes – In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48 – Accounting for Uncertainty in Income Taxes that requires the tax effects of certain tax positions to be recognized. These tax positions must meet a “more likely than not” standard that, based on their technical merits, have a more than 50 percent likelihood of being sustained upon examination. FASB Interpretation No. 48 is effective for fiscal periods beginning after December 15, 2006. At adoption, the financial statements must be adjusted to reflect only those tax positions that are more likely than not of being sustained. Management of the Fund is currently evaluating the impact that FASB Interpretation No. 48 will have on the Fund’s financial statements.

Fair Value Measurements – In September 2006, FASB issued Statement on Financial Accounting Standards (SFAS) No. 157 “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of May 31, 2007, the Trust does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain measurements reported on the statement of changes in net assets for a fiscal period.

Redemption Fees – With respect to Class R Shares, there is no initial sales charge on purchases; however, the Fund charges a 2.00% redemption fee on Class R shares redeemed within 60 calendar days after they are purchased. Shares are redeemed at the NAV if held longer than 60 calendar days.

Dividends and Distributions – Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The Fund intends to distribute its net realized long-term capital gains and its net realized short-term capital gains at least once a year. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes.

Leeb Focus Fund

Notes to the Financial Statements - continued

May 31, 2007

(Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – continued

These differences are caused primarily by differences in the timing of the recognition of certain components of income, expenses or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of each Fund.

Allocation of Income and Expenses, Realized and Unrealized Gains and Losses – Income, realized gains and losses, unrealized appreciation and depreciation, and fund-wide expenses are allocated to each class based on the net assets of that class in relation to the net assets of the fund (“relative net assets method”).

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Adviser, under the terms of the management agreement (the “Agreement”), manages the Fund’s investments subject to approval of the Board of Trustees. As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 0.85% of the daily net assets of the Fund. For the period December 26, 2006 (commencement of operations) through May 31, 2007, before the waivers disclosed below, the Adviser earned a fee of $21,105 from the Fund.

The Advisor has contractually agreed through November 30, 2008 to waive its management fee and/or reimburse certain Fund operating expenses so that the total annual Fund operating expenses, excluding brokerage fees and commissions, taxes, borrowing costs (such as interest and dividend expense on securities sold short), extraordinary expenses, and any indirect expenses (such as expenses incurred by other investment companies in where the Fund may invest) do not exceed 1.50% of the average daily net assets of Class I shares and 1.75% of the average daily net assets of the Class R shares. For the period December 26, 2007 (commencement of operations) through May 31, 2007, the Adviser waived fees and reimbursed expenses of $83,208. Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Fund within the three fiscal years following the fiscal year in which the expense occurred, provided the Fund is able to make the repayment without exceeding the above stated expense limitations. As of May 31, 2007, $83,208 may be subject to potential repayment by the Fund to the Adviser through November 30, 2010.

The Trust retains Unified Fund Services, Inc. (“Unified”), to manage the Fund’s business affairs and to provide the Fund with administrative services, including all regulatory reporting and necessary office equipment and personnel. For the period December 26, 2006 (commencement of operations) through May 31, 2007, Unified earned fees of $18,036 for administrative services provided to the Fund. As of May 31, 2007, $6,250 was owed to Unified from the Fund for administrative services. Certain officers of the Trust are members of management and/or employees of Unified. Unified operates as a wholly-owned subsidiary of Huntington Bancshares, Inc., the parent company of the Distributor and Huntington National Bank, the custodian of each the Fund’s investments (the “Custodian”). For the period December 26, 2006 (commencement of operations) through May 31, 2007, Huntington National Bank earned fees of $3,764 for custody services provided to the Fund. As of May 31, 2007, the Custodian was owed $1,200 from the Fund for custody services.

The Trust retains Unified to act as the Fund’s transfer agent and to provide the Fund with fund accounting services. For the period December 29, 2006 (commencement of operations) through May 31, 2007, Unified earned fees of $18,223 from the Fund for transfer agent services and $12,323 in reimbursement for out-of-pocket expenses incurred in providing transfer agent services. As of May 31, 2007, Unified was owed $4,668 from the Fund for transfer agent services and $800 in reimbursement for out-of-pocket expenses. For the period December 26, 2006 (commencement of operations) through May 31, 2007, Unified earned fees of $16,765 from the Fund for fund accounting services. As of May 31, 2007, Unified was owed $5,417 from the Fund for fund accounting services.

Leeb Focus Fund

Notes to the Financial Statements - continued

May 31, 2007

(Unaudited)

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - continued

Unified Financial Securities, Inc. (the “Distributor”) acts as the principal distributor of shares of the Fund. The Fund has adopted a Distribution Plan (a “Plan”) pursuant to Rule 12b-1 under the 1940 Act for the Class R shares. The Fund’s Plan provides that the Fund will pay its Advisor and/or any registered securities dealer, financial institution or any other person (a “Recipient”) a shareholder servicing fee aggregating .25% of the average daily net assets of the Fund’s Class R shares in connection with the promotion and distribution of Fund shares or the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, the printing and mailing of sales literature and servicing shareholder accounts (“12b-1 Expenses”). the Fund and/or its Advisor may pay all or a portion of these fees to any Recipient who renders assistance in distributing or promoting the sale of shares, or who provides certain shareholder services, pursuant to a written agreement. The Fund’s plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses actually incurred. The Trust and the Advisor have entered into a Distribution Coordination Agreement pursuant to which the Advisor agrees to coordinate the distribution of the Fund’s shares, for which each Fund pays the Advisor the 12b-1 fee described above. For the period beginning December 26, 2006 (commencement of operations) through May 31, 2007, the Advisor was entitled to fees of $158 from the Fund, all of which is unpaid at May 31, 2007.

Unified Financial Securities, Inc. (the “Distributor”) acts as the principal distributor of the Fund. There were no payments made to the Distributor by the Fund for the period December 26, 2006 (commencement of operations) through May 31, 2007. The Distributor, Unified and the Custodian are controlled by Huntington Bancshares, Inc.

NOTE 4. INVESTMENTS

For the period December 26, 2006 (commencement of operations) through May 31, 2007, purchases and sales of investment securities, other than short-term investments and call options written were as follows:

At May 31, 2007, the appreciation (depreciation) of investments for tax purposes, was as follows:

At May 31, 2007, the aggregate cost of securities for federal income tax purposes, was $6,954,865.

Leeb Focus Fund

Notes to the Financial Statements - continued

May 31, 2007

(Unaudited)

NOTE 5. ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 6. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund (or class) creates a presumption of control of the fund (or class), under Section 2(a)(9) of the Investment Company Act of 1940. As of May 31, 2007, Charles Schwab & Company, Inc. (“Schwab”), for the benefit of its customers, owned 87.61% of Class I shares of the Fund. As a result, Schwab may be deemed to control Class I shares of the Fund.

NOTE 7. DISTRIBUTIONS TO SHAREHOLDERS

On December 28, 2006, Class I shares paid an income distribution of $0.0138 per share or $4,556 to shareholders of record on December 27, 2006.

Management Agreement Approval (Unaudited)

The Management Agreement (the Agreement ) was considered by the Board, including a majority of the Trustees who are not interested persons of the Trust or interested parties to the Agreement (collectively, the Independent Trustees ) at an in-person meeting on June 5, 2006, and approved at an in-person meeting on August 13, 2006.

The Trustees were directed to the Board materials, provided in advance of the meeting, which were compiled to assist them in their decision-making as required by Section 15(c) of the Investment Company Act of 1940, as amended. Legal counsel reviewed these materials with the Trustees, which included, among other information, materials furnished by the Adviser in advance of the meeting, including current financial statements and Form ADV Part II and an investment questionnaire describing the Adviser s investment strategies. The Trustees also reviewed a description of the Adviser s business and personnel information, including a description of its policies and practices regarding best execution, trade allocation, soft dollars and proxy voting.

The Trustees also met with the Adviser s President and Chief Executive Officer and Chief Compliance Officer. The President advised the Board that the Adviser has been a wealth management firm serving individual and family clients since 1967. He described the investment strategy of the Fund and reviewed the historical performance of a composite portfolio managed by the Adviser using the same strategy. The Trustees reviewed the proposed management fee and the Adviser s agreement to cap certain Fund expenses. The Adviser also answered questions asked by the Board.

In considering whether to approve the Agreement between the Trust and the Adviser, on behalf of the Adviser Fund, the Trustees considered the following factors: (1) the Adviser has been a registered investment adviser since 1967 and has prior experience managing a mutual fund; (2) the President, who will be a portfolio manager for the Fund, currently serves as portfolio manager to another mutual fund, with approximately $17 million in assets; (3) The Trustees reviewed the prior performance of Adviser s large cap growth composite since its inception since March 1999 compared to the performance of the S&P 500 Index and the Russell 1000 Growth Index. The Trustees noted that Adviser s composite generally has outperformed these benchmarks for each year since inception. The President stated that Adviser will manage the Fund using the same strategies it has used to manage its large cap growth accounts; (4) the Adviser stated that it currently has one soft dollar arrangement in place; (5) the President assured the Trustees that Adviser places the interests of managed accounts first and that preference will be given to managed accounts (including the new Fund) over any recommendations published in the Adviser s newsletters and that its newsletters will contain a disclaimer advising recipients of Adviser s preference for its managed accounts; (6) the Adviser contractually has agreed to waive its management fee and/or reimburse expenses through the end of its second fiscal year; (7) the

Trustee reviewed a current balance sheet for the Adviser and the President assured the Trustees that his firm has sufficient revenues to meet its obligation to cap fund expenses under the expense cap agreement, even if the Management Agreement is not profitable in the first two years; and (8) Adviser stated that it would be willing to consider fee reductions once the Fund s assets increase substantially. Having considered these factors and additional information provided to the Board in advance of the meeting, the Board of Trustees determined that the Agreement is fair and in the best interests of the Fund and its shareholders and unanimously approve the appointment of the Adviser to serve as the investment adviser to the Fund under the terms and conditions set forth in the Agreement.

PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by (1) calling the Fund at (866) 400-5332 or (2)

from Fund documents filed with the Securities and Exchange Commission ( SEC ) on the SEC s website at

www.sec.gov.

TRUSTEES

Stephen A. Little, Chairman

Gary E. Hippenstiel

Daniel J. Condon

Ronald C. Tritschler

OFFICERS

Anthony J. Ghoston, President

John Swhear, Senior Vice President

J. Michael Landis, Treasurer

Heather A. Bonds, Secretary

Lynn E. Wood, Chief Compliance Officer

INVESTMENT ADVISOR

Leeb Capital Management, Inc.

500 Fifth Ave, 57th Floor

New York, NY 10110

DISTRIBUTOR

Unified Financial Securities, Inc.

431 N. Pennsylvania Street

Indianapolis, IN 46204

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen Fund Audit Services Ltd.

800 Westpoint Parkway, Suite 1100

Westlake, OH 44145

LEGAL COUNSEL

Thompson Coburn LLP

One US Bank Plaza

St. Louis, MO 63101

LEGAL COUNSEL TO THE INDEPENDENT TRUSTEES

Thompson Hine LLP

312 Walnut St., 14th Floor

Cincinnati, OH 45202

CUSTODIAN

Huntington National Bank

41 South Street

Columbus, OH 43125

ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT

Unified Fund Services, Inc.

431 N. Pennsylvania Street

Indianapolis, IN 46204

This report is intended only for the information of shareholders or those who have received the Fund s prospectus which contains information about the Fund s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, Inc.

Member NASD/SIPC

Semi-Annual Report

May 31, 2007

(Unaudited)

Fund Advisor:

Marco Investment Management, LLC

300 Atlanta Financial Center

3343 Peachtree Road, NE

Atlanta, GA 30326

Toll Free 1-800-440-9341

  Investment Results (Unaudited)

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling 1-800-440-9341.

*	Return figures reflect any change in price per share and assume the reinvestment of all distributions.

** The Indices are unmanaged benchmarks that assume reinvestment of all distributions and exclude the effect of taxes and fees. The S&P 500 Index and Lehman Brothers Aggregate Bond Index are widely recognized unmanaged indices of equity and fixed income prices and are representative of a broader market and range of securities than are found in the Fund’s portfolio. Individuals cannot invest directly in these Indices, however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

*** The CBOE BXM Index is an unmanaged index based on writing covered call options on the S&P 500 Index, and is representative of a broader market and range of securities than are found in the Fund’s portfolio.

**** The advisor has contractually agreed to waive its management fee and/or reimburse expenses so that Net Expenses, excluding brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), 12b-1 fees, taxes, and extraordinary expenses do not exceed 1.50% of the Fund’s average daily net assets through November 30, 2007. Each fee waiver or expense reimbursement by the adviser is subject to repayment by each Fund within the three fiscal years following the fiscal year in which that particular waiver or expense was incurred, provided that the Fund is able to make the repayment without exceeding the 1.50% expense limitation.

The chart above assumes an initial investment of $10,000 made on December 22, 2004 (commencement of Fund operations) and held through May 31, 2007. The S&P 500 Index and Lehman Brothers Aggregate Bond Index are widely recognized unmanaged indices of equity and fixed income prices and are representative of a broader market and range of securities than are found in the Fund’s portfolio. The CBOE BXM Index is an unmanaged index based on writing covered call options on the S&P 500 Index, and is representative of a broader market and range of securities than are found in the Fund’s portfolio. Individuals cannot invest directly in the index; however, an individual can invest in ETF’s or other investment vehicles that attempt to tract the performance of a benchmark index. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

Current performance may be lower or higher than the performance data quoted. For more information on the Marco Targeted Return Fund, and to obtain performance data current to the most recent month end, please call 1-800-440-9341. Investing in the Fund involves certain risks that are discussed in the Fund’s prospectus. Please read the prospectus carefully before you invest or send money.

The Fund is distributed by Unified Financial Securities, Inc., member NASD.

FUND HOLDINGS – (Unaudited)

Marco Targeted Return Fund Portfolio Analysis as of May 31, 20071

1As a percent of net assets.

2US Companies with market caps exceeding $3 billion.
3US Companies with market caps less than $3 billion.

The Fund invests primarily in equity securities of large-capitalization U.S. companies (generally those with market capitalizations exceeding $3 billion).  The Fund typically sells covered call options on equity securities held in the Fund's portfolio in an attempt to target a consistent rate of return.

Availability of Portfolio Schedule – (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available at the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Summary of Fund’s Expenses – (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, such as redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period December 1, 2006 and held for the entire period through May 31, 2007.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Marco Targeted Return Fund	Beginning Account Value December 1, 2006	Ending Account Value May 31, 2007	Expenses Paid during the Period December 1, 2007 – May 31, 2007*
Actual	$1,000.00	$1,069.50	$7.74
Hypothetical	$1,000.00	$1,017.45	$7.55
*Expenses are equal to the Fund’s annualized expense ratio of 1.50%, multiplied by the average
	account value over the period, multiplied by 182/365 (to reflect the partial year period).

Marco Targeted Return Fund
Schedule of Investments
May 31, 2007
(Unaudited)

Common Stocks - 103.41%	Shares	Market Value

Beverages - 3.91%
Constellation Brands, Inc. - Class A (a) (b)	12,000	$ 291,600

Biological Products, (No Diagnostic Substances) - 3.02%
Amgen, Inc. (a)	4,000	225,320

Computer Storage Devices - 5.25%
SanDisk Corp. (a) (b)	9,000	391,950

Computer Communications Equipment - 4.69%
Cisco Systems, Inc. (a) (b)	13,000	349,960

Electric & Other Services Combined - 3.66%
Duke Energy Corp. (b)	14,000	273,560

Electromedical & Electrotherapeutic Apparatus - 4.27%
Medtronic, Inc. (b)	6,000	319,020

Electronic Computers - 3.60%
Dell, Inc. (a) (b)	10,000	268,700

Fire, Marine & Casualty Insurance - 4.36%
American International Group, Inc. (b)	4,500	325,530

National Commercial Banks - 3.65%
Citigroup, Inc. (b)	5,000	272,450

Pharmaceutical Preparations - 3.68%
Pfizer, Inc. (b)	10,000	274,900

Radio & TV Broadcasting & Communications Equipment - 3.45%
QUALCOMM, Inc. (b)	6,000	257,700

Retail - Eating Places - 3.61%
CBRL Group, Inc. (b)	6,000	269,640

Retail - Lumber & Other Building Materials Dealers - 3.64%
The Home Depot, Inc. (b)	7,000	272,090

Retail - Retail Stores - 3.24%
IAC / InterActiveCorp (a) (b)	7,000	242,200

Retail - Variety Stores - 3.19%
Wal-Mart Stores, Inc. (b)	5,000	238,000

Savings Institution, Federally Chartered - 3.51%
Washington Mutual, Inc. (b)	6,000	262,320

Search, Detection, Navigation, Guidance, Aeronautical System - 4.01%
Harris Corp. (b)	6,000	299,520

*See accompanying notes which are an integral part of these financial statements.

Marco Targeted Return Fund
Schedule of Investments - continued
May 31, 2007
(Unaudited)

Common Stocks - 103.41% - continued	Shares	Market Value

Semiconductors & Related Devices - 8.72%
Intel Corp.	15,000	$ 332,550
Texas Instruments, Inc. (b)	9,000	318,240
		650,790

Services - Commercial Physical & Biological Research - 3.10%
Crucell NV (a) (c)	10,000	231,200

Services - Computer Processing & Data Preparation - 3.91%
Affiliated Computer Services, Inc. - Class A (a) (b)	5,000	291,750

Services - Miscellaneous Amusement & Recreation - 4.75%
The Walt Disney Co. (b)	10,000	354,400

Services - Prepackaged Software - 2.94%
Symantec Corp. (a) (b)	11,000	219,890

Soaps, Detergents, Cleaning Preparations, Perfumes, Cosmetics - 3.40%
Procter & Gamble Co. (b)	4,000	254,200

Surgical & Medical Instruments & Apparatus - 4.00%
3M Co. (b)	3,400	299,064

Trucking & Courier Services (No Air) - 3.86%
United Parcel Service, Inc. - Class B	4,000	287,880

Wholesale - Groceries & Related Products - 3.99%
Sysco Corp. (b)	9,000	298,080

TOTAL COMMON STOCKS (Cost $7,766,815)		7,721,714

Money Market Securities - 17.91%
Huntington Money Market Fund - Investment Shares, 4.18%, (d)	1,336,818	1,336,818

TOTAL MONEY MARKET SECURITIES (Cost $1,336,818)		1,336,818

TOTAL INVESTMENTS (Cost $9,103,633) - 121.32%		$ 9,058,532

Liabilities in excess of other assets - (21.32)%		(1,591,645)

TOTAL NET ASSETS - 100.00%		$ 7,466,887

(a) Non-income producing.
(b) Portion of the security is pledged as collateral for call options written.
(c) American Depositary Receipt.
(d) Variable rate security; the money market rate shown represents the rate at May 31, 2007.
*See accompanying notes which are an integral part of these financial statements.

Marco Targeted Return Fund
Schedule of Investments - continued
May 31, 2007
(Unaudited)
	Shares Subject
Call Options / Expiration Date @ Exercise Price	to Call	Value

Affiliated Computer Services, Inc. - Class A / June 2007 @ $60.00	5,000	$ 2,000
American International Group, Inc. / August 2007 @ $70.00	4,500	17,100
CBRL Group, Inc. / September 2007 @ $45.00	6,000	16,500
Cisco Systems, Inc. / July 2007 @ $27.50	13,000	9,100
Citigroup, Inc. / September 2007 @ $55.00	5,000	9,800
Constellation Brands, Inc. - Class A / July 2007 @ $25.00	12,000	9,600
Dell, Inc. / June 2007 @ $25.00	10,000	21,500
Duke Energy Corp. / October 2007 @ $20.00	14,000	11,200
Harris Corp. / August 2007 @ $50.00	6,000	15,600
The Home Depot, Inc. / August 2007 @ $40.00	7,000	8,750
IAC InterActiveCorp / July 2007 @ $35.00	7,000	8,610
Medtronic, Inc. / July 2007 @ $50.00	6,000	22,200
3M Co. / July 2007 @ $85.00	3,400	15,640
Pfizer, Inc. / September 2007 @ $27.50	10,000	11,000
The Proctor & Gamble Co. / October 2007 @ $65.00	4,000	7,600
QUALCOMM, Inc. / July 2007 @ $42.50	6,000	14,400
SanDisk Corp. / July 2007 @ $45.00	9,000	13,050
Symantec Corp. / July 2007 @ $20.00	11,000	8,250
Sysco Corp. / August 2007 @ $32.50	9,000	14,850
Texas Instruments, Inc. / July 2007 @ $32.50	9,000	31,050
Wal-Mart Stores, Inc. / July 2007 @ $47.50	5,000	6,500
The Walt Disney Co. / July 2007 @ $35.00	10,000	13,500
Washington Mutual, Inc. / July 2007 @ $42.50	6,000	13,560

Total (Premiums received $292,491)	177,900	$ 301,360

*See accompanying notes which are an integral part of these financial statements.

Marco Targeted Return Fund
Statement of Assets and Liabilities
May 31, 2007
(Unaudited)

Assets
Investments in securities:
At cost	$ 9,103,633
At market value	$ 9,058,532

Receivable for investments sold	56,394
Receivable due from advisor (a)	2,609
Prepaid expense	6,602
Dividends receivable	7,740
Interest receivable	5,727
Total assets	9,137,604

Liabilities
Covered call options written, at value (premiums received $292,491)	301,360
Payable for investments purchased	1,347,033
Payable to custodian	1,015
Accrued trustee & officer expenses	27
Payable to administrator, fund accountant, and transfer agent	12,367
Other accrued expenses	8,915
Total liabilities	1,670,717

Net Assets	$ 7,466,887

Net Assets consist of:
Paid in capital	$ 6,975,804
Accumulated undistributed net investment income	6,981
Accumulated net realized gain on investments	538,072
Net unrealized appreciation (depreciation) on:
Investment securities	(45,101)
Call options written	(8,869)

Net Assets	$ 7,466,887

Shares outstanding (unlimited number of shares authorized)	682,364

Net Asset Value and Offering price per share	$ 10.94

Redemption price per share ($10.94 * 0.99) (b)	$ 10.83

(a) See Note 3 in the Notes to the Financial Statements.

(b) The Fund charges a 1.00% redemption fee on shares redeemed within 30 calendar days of purchase.

See accompanying notes which are an integral part of these financial statements.

Marco Targeted Return Fund
Statement of Operations
For the six months ended May 31, 2007
(Unaudited)

Investment Income
Dividend income	$ 46,707
Interest income	19,163
Total Income	65,870

Expenses
Investment advisor fees (a)	39,239
Administration expenses	15,707
Transfer agent expenses	10,281
Fund accounting expenses	8,976
Legal expenses	7,979
Registration expenses	7,979
Auditing expenses	6,483
Custodian expenses	3,989
Trustee expenses	2,594
CCO expenses	2,095
Pricing expenses	2,095
Insurance expenses	1,569
Printing expenses	748
Miscellaneous expenses	298
Total Expenses	110,032
Fees waived and expenses reimbursed by advisor (a)	(51,173)
Net operating expenses	58,859
Net Investment Income	7,011

Realized & Unrealized Gain (Loss) on Investments
Net realized gain on:
Investment securities	117,287
Call options written	435,226
Change in unrealized appreciation (depreciation) on:
Investment securities	(78,679)
Call options written	21,935
Net realized and unrealized gain on investment securities	495,769
Net increase in net assets resulting from operations	$ 502,780

(a) See Note 3 in the Notes to the Financial Statements.

See accompanying notes which are an integral part of these financial statements.

Marco Targeted Return Fund
Statements of Changes In Net Assets

	Six months ended
	May 31, 2007	Year ended
	(Unaudited)	November 30, 2006
Operations
Net investment income (loss)	$ 7,011	$ (15,155)
Net realized gain on investment security and call
option transactions	552,513	763,487
Change in unrealized appreciation (depreciation) on
investment securities and call options written	(56,744)	(14,702)
Net increase in net assets resulting from operations	502,780	733,630

Distributions
From net investment income	(30)	(4,420)
From net realized gain	(748,273)	(219,919)
Total distributions	(748,303)	(224,339)

Capital Share Transactions
Proceeds from shares sold	184,438	3,657,711
Reinvestment of distributions	737,804	224,339
Amount paid for shares repurchased	(1,619,577)	(3,803,686)
Net increase (decrease) in net assets resulting
from share transactions	(697,335)	78,364

Total Increase (Decrease) in Net Assets	(942,858)	587,655

Net Assets
Beginning of period	8,409,745	7,822,090

End of period	$ 7,466,887	$ 8,409,745

Accumulated undistributed net investment income included
in net assets	$ 6,981	$ -

Capital Share Transactions
Shares sold	17,084	348,975
Shares issued in reinvestment of distributions	72,263	21,570
Shares repurchased	(156,005)	(361,957)

Net increase (decrease) from capital share transactions	(66,658)	8,588

See accompanying notes which are an integral part of these financial statements.

Marco Targeted Return Fund
Financial Highlights
(For a share held during the period)
	Six months ended
	May 31, 2007		Year ended	Period ended
	(Unaudited)		November 30, 2006	November 30, 2005	(a)

Selected Per Share Data
Net asset value, beginning of period	$ 11.23		$ 10.56	$ 10.00
Income from investment operations
Net investment income (loss)	0.01		(0.01)	0.01
Net realized and unrealized gain	0.70		0.98	0.55
Total from investment operations	0.71		0.97	0.56
Less Distributions to Shareholders:
From net investment income	-	(b)	(0.01)	-
From net realized gain	(1.00)		(0.29)	-
Total distributions	(1.00)		(0.30)	-

Net asset value, end of period	$ 10.94		$ 11.23	$ 10.56

Total Return (c)	6.95%	(d)	9.42%	5.60%	(d)

Ratios and Supplemental Data
Net assets, end of period (000)	$ 7,467		$ 8,410	$ 7,822
Ratio of expenses to average net assets	1.50%	(e)	1.50%	1.50%	(e)
Ratio of expenses to average net assets
before waiver & reimbursement	2.81%	(e)	2.92%	5.07%	(e)
Ratio of net investment income (loss) to
average net assets	0.18%	(e)	(0.20)%	0.13%	(e)
Ratio of net investment income (loss) to
average net assets before waiver & reimbursement	(1.13)%	(e)	(1.62)%	(3.45)%	(e)
Portfolio turnover rate	82.68%		203.84%	281.74%

(a) For the period December 22, 2004 (commencement of operations) to November 30, 2005.

(b) Income distribution amounted to less than $ 0.005 per share.

(c) Total return in the above table represents the rate that investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(d) Not annualized

(e) Annualized.

See accompanying notes which are an integral part of these financial statements.

Marco Targeted Return Fund

Notes to the Financial Statements

May 31, 2007

(Unaudited)

NOTE 1. ORGANIZATION

Marco Targeted Return Fund (the “Fund”) was organized as a diversified series of Unified Series Trust (the “Trust”) on December 13, 2004. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series. The Fund is one of a series of funds currently authorized by the Board. The Fund commenced operations on December 22, 2004. The Fund investment objective is total return. The investment advisor to the Fund is Marco Investment Management, LLC (the “Advisor”).

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation - Equity securities are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. Options traded on major exchanges are valued at the last quoted sales price on their primary exchange or, if there is no sale on the applicable exchange on such day, then the last quoted bid price as of the close of such exchange will be used. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board.

Fixed income securities are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review of the Board. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a country or region.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the advisor’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value,

Marco Targeted Return Fund

Notes to the Financial Statements

May 31, 2007 - continued

(Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – continued

or the advisor is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used if the options the Fund has written cease to have market quotations readily available due to low volume or imminent expiration.

Option writing - When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

Federal Income Taxes – The Fund makes no provision for federal income tax. The Fund intends to qualify each year as a “regulated investment company” under subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of its net investment income and net realized capital gains. If the required amount of net investment income is not distributed, the Fund could incur a tax expense.

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or other appropriate basis (as determined by the Board).

Accounting for Uncertainty in Income Taxes - In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48 – Accounting for Uncertainty in Income Taxes that requires the tax effects of certain tax positions to be recognized. These tax positions must meet a “more likely than not” standard that, based on their technical merits, have a more than 50 percent likelihood of being sustained upon examination. FASB Interpretation No. 48 is effective for fiscal periods beginning after December 15, 2006. At adoption, the financial statements must be adjusted to reflect only those tax positions that are more likely than not of being sustained. Management of the Fund is currently evaluating the impact that FASB Interpretation No. 48 will have on the Fund’s financial statements.

Fair Value Measurements - In September 2006, FASB issued Statement on Financial Accounting Standards (SFAS) No. 157 “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of May 31, 2007, the Trust does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain measurements reported on the statement of changes in net assets for a fiscal period.

Marco Targeted Return Fund

Notes to the Financial Statements

May 31, 2007 - continued

(Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – continued

Dividends and Distributions – Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The Fund intends to distribute its net realized long-term capital gains and its net realized short-term capital gains at least once a year. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expenses or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of each Fund.

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor, under the terms of the management agreement (the “Agreement”), manages the Fund’s investments subject to approval of the Board of Trustees. As compensation for its management services, the Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 1.00% of the Fund’s average net assets. For the six months ended May 31, 2007, before the waivers disclosed below, the Advisor earned a fee of $39,239 from the Fund.

The Advisor has contractually agreed through November 30, 2007 to waive its management fee and/or reimburse certain Fund operating expenses so that the total annual Fund operating expenses, excluding brokerage fees and commissions, any 12b-1 fees, taxes, borrowing costs (such as interest and dividend expense on securities sold short), extraordinary expenses, and any indirect expenses (such as expenses incurred by other investment companies in where the Fund may invest) do not exceed 1.50% of the Fund’s average daily net assets. For the six months ended May 31, 2007, the Advisor waived fees of $51,173 from the Fund. As of May 31, 2007, there was a net receivable due from the Advisor in the amount of $2,609.

Each waiver or reimbursement by the Advisor is subject to repayment by the Fund within the three fiscal years following the fiscal year in which the particular expense was incurred, provided that the Fund is able to make the repayment without exceeding the 1.50% expense limitation. As of May 31, 2007, $51,173 may be subject to potential repayment by the Fund to the Advisor through November 30, 2010.

The Trust retains Unified Fund Services, Inc. (“Unified”), to manage the Fund’s business affairs and to provide the Fund with administrative services, including all regulatory reporting and necessary office equipment and personnel. For the six months ended May 31, 2007, Unified earned fees of $15,707 for administrative services provided to the Fund. As of May 31, 2007, the Fund owed Unified $5,707 for administrative services. Certain officers of the Trust are members of management and/or employees of Unified. Unified operates as a wholly-owned subsidiary of Huntington Bancshares, Inc., the parent company of the Distributor and Huntington National Bank, the custodian of the Fund’s investments (the “Custodian”). For the six months ended May 31, 2007, the Custodian earned fees of $3,989 for custody services provided to the Fund. As of May 31, 2007, the Fund owed the Custodian $1,015 for custody services.

The Trust retains Unified to act as the Fund’s transfer agent and to provide the Fund with fund accounting services. For the six months ended May 31, 2007, Unified earned fees of $6,741 from the Fund for transfer agent services and $3,540 in reimbursement for out-of-pocket expenses incurred in providing transfer agent services. For the six months ended May 31, 2007, Unified earned fees of $8,976 from the Fund for fund accounting services. As of May 31, 2007, the Fund owed Unified $2,234 for transfer agent services, $1,449 in reimbursement of out-of-pocket expenses and $2,977 for fund accounting services.

Marco Targeted Return Fund

Notes to the Financial Statements

May 31, 2007 - continued

(Unaudited)

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - continued

Unified Financial Securities, Inc. (the “Distributor”) acts as the principal distributor of the Fund. There were no payments made to the Distributor by the Fund for the six months ended May 31, 2007. The Distributor, Unified and the Custodian are controlled by Huntington Bancshares, Inc.

NOTE 4. INVESTMENTS

For the six months ended May 31, 2007, purchases and sales of investment securities, other than short-term investments and call options written were as follows:

At May 31, 2007, the appreciation (depreciation) of investments for tax purposes, net of premiums received for call options written, was as follows:

At November 30, 2006, the aggregate cost of securities for federal income tax purposes, net of premiums received for call options written, was $8,811,142.

NOTE 5. ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 6. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of May 31, 2007, Charles Schwab and Northern Trust Co., for the benefit of others, owned 54.69% and 32.07% of the Fund, respectively, and thus each may be deemed to control the Fund. Steven Marco, owner of the Advisor to the Fund, owns 4.97% of the Fund’s outstanding shares.

Marco Targeted Return Fund

Notes to the Financial Statements

May 31, 2007 - continued

(Unaudited)

NOTE 7. CALL OPTIONS WRITTEN

As of May 31, 2007, portfolio securities valued at $6,644,764 were held by the custodian as collateral for call options written by the Fund. For the six months ended May 31, 2007, transactions in options written were as follows (100 shares of common stock underly each option contract):

NOTE 8. DISTRIBUTIONS TO SHAREHOLDERS

On March 29, 2006, an income distribution of $0.0006 per share to shareholders of record on March 28, 2006 was made. On December 28, 2005, an income distribution of $0.005355 per share and a short term capital gain distribution of $0.294432 per share was declared. The dividend was paid on December 28, 2005 to shareholders of record on December 27, 2005.

The tax characterization of distributions for the fiscal year ended November 30, 2006 was as follows:

On December 26, 2006 an income distribution of $0.00004 per share or $30 and a short-term capital gain of $0.99900 per share or $748,273 was paid to shareholders of record on December 22, 2006.

As of November 30, 2006, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

The difference between book basis and tax basis unrealized appreciation is attributable to the tax deferral of losses on wash sales in the amount of $34,136.

PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30 are available without charge upon request by: (1) calling the Fund at (800) 440-9341 or (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

TRUSTEES

Gary E. Hippenstiel

Stephen A. Little

Daniel J. Condon

Ronald C. Tritschler

OFFICERS

Anthony J. Ghoston, President

John Swhear, Senior Vice President

J. Michael Landis, Treasurer

Heather Bonds, Secretary

Lynn E. Wood, Chief Compliance Officer

INVESTMENT ADVISOR

Marco Investment Management LLC

300 Atlanta Financial Center

3343 Peachtree Road NE

Atlanta, GA 30326

DISTRIBUTOR

Unified Financial Securities, Inc.

431 N. Pennsylvania Street

Indianapolis, IN 46204

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen Fund Audit Services, Ltd.

800 Westpoint Pkwy., Suite 1100

Westlake, OH 44145

LEGAL COUNSEL

Thompson Coburn LLP

One U.S. Bank Plaza

St. Louis, MO 63101

LEGAL COUNSEL TO THE INDEPENDENT TRUSTEES

Thompson Hine LLP

312 Walnut St., 14th Floor

Cincinnati, OH 45202

CUSTODIAN

Huntington National Bank

41 South High St.

Columbus, OH 43215

ADMINISTRATOR, TRANSFER AGENT

AND FUND ACCOUNTANT

Unified Fund Services, Inc.

431 N. Pennsylvania Street

Indianapolis, IN 46204

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus, which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, Inc.

Member NASD/SIPC

Semi-Annual Report

May 31, 2007

(Unaudited)

Fund Adviser:

The Roosevelt Investment Group

317 Madison Avenue

Suite 1004

New York, NY 10017

Toll Free: (877) 322-0576

Investment Results	(Unaudited)

The performance quoted represents past performance, which does not guarantee future results. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

*	Return figures reflect any change in price per share and assume the reinvestment of all distributions.

** The Indices are unmanaged benchmarks that assume reinvestment of all distributions and exclude the effect of taxes and fees. The S&P 500 Index and NASDAQ Composite Index are widely recognized unmanaged indices of equity prices and are representative of a broader market and range of securities than are found in the Fund’s portfolio. Individuals cannot invest directly in these Indices; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

The chart above assumes an initial investment of $10,000 made on December 21, 2001 (commencement of Fund operations) and held through May 31, 2007. The S&P 500 Index and NASDAQ Composite Index are widely recognized unmanaged indices of equity prices and are representative of a broader market and range of securities than are found in the Fund’s portfolio. Individuals cannot invest directly in these Indices; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Current performance may be higher or lower than the performance quoted. Performance data current to the most recent month-end may be obtained by call 1-877-322-0576.

The Fund is distributed by Unified Financial Securities, Inc., member NASD.

Fund Holdings	(Unaudited)

1As a percentage of net assets.

The Fund invests primarily in common stock of U.S. companies of all capitalization ranges.

Availability of Portfolio Schedule

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Qs are available at the SEC’s website at www.sec.gov. The Fund’s Form N-Qs may be reviewed and copied at the Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Summary of Fund’s Expenses (Unaudited)

As a shareholder of the Fund, you incur ongoing costs, consisting of management fees; distribution and/or service (12b-1) fees; and trustee expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2006 through May 31, 2007).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Roosevelt Anti-Terror Multi-Cap Fund	Beginning Account Value December 1, 2006	Ending Account Value May 31, 2007	Expenses Paid for the Period December 1, 2006 – May 31, 2007*
Actual	$1,000.00	$1,158.37	$6.89
Hypothetical**	$1,000.00	$1,018.55	$6.44

*Expenses are equal to the Fund’s annualized expense ratio of 1.28%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the partial year period).

**Assumes a 5% return before expenses.

Roosevelt Anti-Terror Multi-Cap Fund
Schedule of Investments
May 31, 2007
(Unaudited)

Common Stocks - 92.94%	Shares	Value

Agricultural Products - Livestock & Animal Specialties - 2.71%
Potash Corp of Saskatchewan, Inc.	5,835	$ 413,993
Saskatchewan Wheat Pool, Inc. (a)	14,550	130,659
		544,652

Aircraft Parts & Auxiliary Equipment - 1.89%
Spirit Aerosystems Holdings, Inc. - Class A (a)	10,900	380,519

Biological Products (No Diagnostic Substances) - 0.89%
Genzyme Corp. (a)	2,775	179,043

Bituminous Coal & Lignite Surface Mining - 1.98%
Peabody Energy Corp.	7,365	398,005

Calculating & Accounting Machines (No Electronic Computers) - 2.01%
Diebold, Inc.	8,165	404,821

Chemical & Allied Products - 2.14%
Monsanto Co.	7,000	431,200

Computer Communications Equipments - 1.98%
Cisco Systems, Inc. (a)	14,800	398,416

Computer & Office Equipment - 1.99%
International Business Machines Corp.	3,750	399,750

Crude Petroleum & Natural Gas - 1.50%
Anadarko Petroleum Corp.	6,100	302,865

Drawing & Insulating of Nonferrous Wire - 2.01%
Corning, Inc. (a)	16,200	405,000

Electric & Other Services Combined - 0.64%
Sierra Pacific Resources (a)	6,850	129,876

Electric Services - 5.33%
FPL Group, Inc.	7,300	466,689
Northeast Utilities	12,450	378,605
Southern Co.	6,300	226,863
		1,072,157

Electronic & Other Electrical Equipment (No Computer Equipment) - 1.99%
Koninklijke (Royal) Philips Electronics N.V. (b)	9,435	400,233

Fabricated Plate Work - 2.21%
McDermott International, Inc. (a)	5,700	444,600

Farm Machinery & Equipment - 2.48%
Deere & Co.	4,140	498,746

*See accompanying notes which are an integral part of these financial statements.

Roosevelt Anti-Terror Multi-Cap Fund
Schedule of Investments - continued
May 31, 2007
(Unaudited)

Common Stocks - 92.94% - continued	Shares	Value

Federal & Federally-Sponsored Credit Agencies - 1.85%
Federal Home Loan Mortgage Corp. (Freddie Mac)	5,580	$ 372,688

Finance Services - 0.68%
Morgan Stanley	1,600	136,064

General Industrial Machinery & Equipment - 1.38%
Onex Corp.	7,850	278,361

Hazardous Waste Management - 1.90%
Stericycle, Inc. (a)	4,200	382,914

Instruments for Measurement & Testing of Electricity & Electronics Signals - 2.27%
Itron, Inc. (a)	6,750	456,637

Men's & Boys' Furnishings, Work Clothing, & Allied Garments - 1.60%
Phillips-Van Heusen Corp.	5,255	321,186

Mining & Quarrying of Nonmetallic Minerals - 1.41%
Compass Minerals International, Inc.	8,300	283,445

Miscellaneous Chemical Products - 1.48%
Cytec Industries, Inc.	5,005	297,547

Miscellaneous Fabricated Metal Products - 1.15%
Shaw Group, Inc. (a)	5,700	230,622

Miscellaneous Manufacturing Industries - 3.27%
Ceradyne, Inc. (a)	4,200	283,794
WMS Industries, Inc. (a)	8,850	374,886
		658,680

Miscellaneous Metal Ores - 1.96%
Cameco Corp.	7,575	393,673

Miscellaneous Publishing - 2.31%
Reed Elsevier plc (b)	8,600	464,572

Motor Vehicle Parts & Accessories - 1.88%
BorgWarner, Inc.	4,490	377,878

National Commercial Banks - 1.19%
Mellon Financial Corp.	5,550	240,481

Oil Field Machinery & Equipment - 1.92%
Tesco Corp. (a)	12,500	387,250

Oil & Gas Field Services - 2.09%
Willbros Group, Inc. (a)	14,500	420,645

*See accompanying notes which are an integral part of these financial statements.

Roosevelt Anti-Terror Multi-Cap Fund
Schedule of Investments - continued
May 31, 2007
(Unaudited)

Common Stocks - 92.94% - continued	Shares	Value

Perfumes, Cosmetics, & Other Toilet Preparations - 2.05%
Avon Products, Inc.	10,750	$ 412,692

Pharmaceutical Preparations - 3.97%
Novozymes A/S - B Shares	3,750	400,313
Wyeth	6,905	399,385
		799,698

Plastic Materials, Synthetic Resins/Rubber/Cellulose - 1.90%
E. I. du Pont de Nemours & Co.	7,300	381,936

Plastic Materials, Synthetic Resins & Nonvulcan Elastomers - 2.24%
Hexcel Corp. (a)	19,500	451,035

Public Building & Related Furniture - 1.98%
Johnson Controls, Inc.	3,640	399,308

Railroads, Line-Haul Operating - 1.87%
CSX Corp.	8,300	377,152

Retail - Drug Stores and Proprietary Stores - 1.17%
Walgreen Co.	5,200	234,676

Retail - Eating Places - 2.29%
McDonald's Corp.	9,100	460,005

Retail - Grocery Stores - 1.74%
Kroger Co.	11,550	350,196

Secondary Smelting & Refining of Nonferrous Metals - 0.65%
Titanium Metals Corp. (a)	3,800	131,480

Security & Commodity Brokers, Dealers, Exchanges - 1.83%
CBOT Holdings, Inc. - Class A (a)	1,874	368,447

Services - Business Services - 1.05%
WebMD Health Corp. - Class A (a)	4,200	211,092

Services - Commercial Physical & Biological Research - 1.99%
Medarex, Inc. (a)	25,000	399,750

Services - Computer Integrated Systems Design - 1.96%
Scientific Games Corp. - Class A (a)	10,550	393,937

Services - Engineering Services - 1.75%
Washington Group International, Inc. (a)	4,205	353,220

Services - Miscellaneous Amusement & Recreation - 1.87%
Pinnacle Entertainment, Inc. (a)	12,300	376,380

*See accompanying notes which are an integral part of these financial statements. Roosevelt Anti-Terror Multi-Cap Fund
Schedule of Investments - continued
May 31, 2007
(Unaudited)

Common Stocks - 92.94% - continued	Shares	Value

Services - Prepackaged Software - 1.82%
Microsoft Corp.	11,950	$ 366,507

Surgical & Medical Instruments - 0.72%
Becton, Dickinson & Co.	1,900	144,875

TOTAL COMMON STOCKS (Cost $15,882,257)		18,704,912

Exchange-Traded Fund - 0.67%
UltraShort S&P500 Proshares	2,650	135,203

TOTAL EXCHANGE-TRADED FUND (Cost $162,367)		135,203

	Principal
Treasury Bonds - 2.78%	Amount
U.S. Treasury Strip, 4.750%, 02/15/2037	$ 2,400,000	559,925

TOTAL TREASURY BONDS (Cost $627,669)		559,925

Warrants - 1.51%	Shares
Mirant Corp. Warrant, exercise price @ $20.54, Expiring 01/03/2011 (a)	10,650	302,992

TOTAL WARRANTS (Cost $149,559)		302,992

Money Market Securities - 4.52%
Huntington Money Market Fund, 4.43% (c)	909,568	909,568

TOTAL MONEY MARKET SECURITIES (Cost $909,568)		909,568

TOTAL INVESTMENTS (Cost $17,731,420) - 102.42%		$ 20,612,600

Liabilities in excess of other assets - (2.42)%		(488,010)

TOTAL NET ASSETS - 100.00%		$ 20,124,590

(a) Non-income producing.
(b) American Depositary Receipts.
(c) Variable rate security; the money market rate shown represents the rate at May 31, 2007.

*See accompanying notes which are an integral part of these financial statements.

Roosevelt Anti-Terror Multi-Cap Fund
Statement of Assets and Liabilities
May 31, 2007
(Unaudited)

Assets
Investments in securities, at fair value (cost $17,731,420)	$ 20,612,600
Receivable for investments sold	303,854
Receivable for fund shares sold	54,979
Dividends receivable	18,734
Interest receivable	3,494
Total assets	20,993,661

Liabilities
Payable for investments purchased	844,186
Payable for fund shares purchased	2,871
Payable to adviser (a)	16,102
Payable to trustees	295
Accrued 12b-1 fees	5,617
Total liabilities	869,071

Net Assets	$ 20,124,590

Net Assets consist of:
Paid in capital	$ 16,180,317
Accumulated undistributed net investment income	1,736
Accumulated undistributed net realized gain from investment transactions	1,061,357
Net unrealized appreciation on investments	2,881,180

Net Assets	$ 20,124,590

Shares outstanding (unlimited number of shares authorized)	1,113,366

Net Asset Value,
Offering and redemption price per share	$ 18.08

(a) See Note 3 in the Notes to the Financial Statements.

*See accompanying notes which are an integral part of these financial statements.

Roosevelt Anti-Terror Multi-Cap Fund
Statement of Operations
For the six months ended May 31, 2007
(Unaudited)

Investment Income
Dividend income (net of foreign withholding tax of $513)	$ 76,881
Interest income	25,819
Total Investment Income	102,700

Expenses
Investment Adviser fee	78,709
12b-1 expense	19,677
Trustee expenses	2,395
Overdraft expenses	181
Total Expenses	100,962
Net Investment Income	1,738

Realized and Unrealized Gain on Investments
Net realized gain on investments	1,135,329
Change in unrealized appreciation (depreciation) on investments	1,252,487
Net realized and unrealized gain on investments	2,387,816
Net increase in net assets resulting from operations	$ 2,389,554

*See accompanying notes which are an integral part of these financial statements.

Roosevelt Anti-Terror Multi-Cap Fund
Statements of Changes in Net Assets

	Six Months Ended	Year Ended
	May 31, 2007	November
	(Unaudited)	30, 2006
Operations
Net investment income	$ 1,738	$ 38,096
Net realized gain on investment securities	1,135,329	233,595
Change in unrealized appreciation (depreciation)	1,252,487	883,431
Net increase in net assets resulting from operations	2,389,554	1,155,122

Distributions
From net investment income	(37,852)	(10,032)
From net realized gain	(252,771)	(390,181)
Total distributions	(290,623)	(400,213)

Capital Share Transactions
Proceeds from shares sold	5,000,510	8,037,355
Reinvestment of distributions	289,326	397,389
Amount paid for shares repurchased	(1,051,899)	(1,816,464)
Net increase in net assets resulting
from share transactions	4,237,937	6,618,280

Total Increase in Net Assets	6,336,868	7,373,189

Net Assets
Beginning of period	13,787,722	6,414,533

End of period	$ 20,124,590	$ 13,787,722

Accumulated undistributed net investment
income included in net assets	$ 1,736	$ 37,849

Capital Share Transactions
Shares sold	294,322	532,777
Shares issued in reinvestment of distributions	18,049	27,163
Shares repurchased	(63,784)	(120,737)

Net increase from capital share transactions	248,587	439,203

*See accompanying notes which are an integral part of these financial statements.

Roosevelt Anti-Terror Multi-Cap Fund
Financial Highlights
The tables below set forth financial data for a share outstanding throughout each period presented.

	Six
	Months
	Ended May 31, 2007 (Unaudited)	Year Ended November 30, 2006	Year Ended November 30, 2005

Selected Per Share Data
Net asset value, beginning of period	$ 15.94	$15.07	$ 14.18

Income from investment operations
Net investment income (loss)	-	0.04	0.02
Net realized and unrealized gain (loss)	2.48	1.67	1.92
Total from investment operations	2.48	1.71	1.94

Less Distributions to shareholders:
From net investment income	(0.04)	(0.02)	-
From net realized gain	(0.30)	(0.82)	(1.05)
Total distributions	(0.34)	(0.84)	(1.05)

Net asset value, end of period	$ 18.08	$ 15.94	$ 15.07

Total Return (b)	15.84%(c)	11.82%	14.47%

Ratios and Supplemental Data
Net assets, end of period (000)	$ 20,125	$13,788	$ 6,415
Ratio of expenses to average net assets	1.28%(d)	1.28%	1.10%
Ratio of net investment income (loss) to
average net assets	0.02%(d)	0.36%	0.21%
Portfolio turnover rate	74.29%	102.70%	85.58%

*Financial Highlights table continues below.

	Year Ended	Year Ended	Period Ended
	November	November	November
	30, 2004	30, 2003	30, 2002	(a)

Selected Per Share Data
Net asset value, beginning of period	$ 12.89	$ 9.84	$ 10.00

Income from investment operations
Net investment income (loss)	(0.01)	(0.01)	(0.04)
Net realized and unrealized gain (loss)	1.62	3.06	(0.12)
Total from investment operations	1.61	3.05	(0.16)

Less Distributions to shareholders:
From net investment income	-	-	-
From net realized gain	(0.32)	-	-
Total distributions	(0.32)	-	-

Net asset value, end of period	$ 14.18	$ 12.89	$ 9.84

Total Return (b)	12.70%	31.00%	-1.60%	(c)

Ratios and Supplemental Data
Net assets, end of period (000)	$ 3,091	$ 2,345	$ 797
Ratio of expenses to average net assets	1.07%	1.15%	1.43%	(d)
Ratio of net investment income (loss) to
average net assets	(0.08)%	(0.06)%	0.38%	(d)
Portfolio turnover rate	82.28%	54.18%	52.75%

(a) For the period December 21, 2001 (Commencement of Operations) through November 30, 2002.

(b) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(c) Not annualized.

(d) Annualized.

*See accompanying notes which are an integral part of these financial statements.

Roosevelt Anti-Terror Multi-Cap Fund

Notes to the Financial Statements

May 31, 2007

(Unaudited)

NOTE 1. ORGANIZATION

The Roosevelt Anti-Terror Multi-Cap Fund (the “Fund”) was organized as a diversified series of Unified Series Trust (the “Trust”) to acquire all the assets of the Bull Moose Growth Fund, a series of AmeriPrime Advisors Trust (the “Predecessor Fund”), in a tax-free reorganization, effective September 23, 2005. The Fund was known as the Abacus Bull Moose Growth Fund prior to November 30, 2006. The Predecessor Fund commenced operations on December 21, 2001. The Trust is an open-end management investment company established under the laws of Ohio by an agreement and Declaration of Trust dated October 17, 2002 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees of the Trust (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series. The Fund is one of a series of funds currently authorized by the Board. The objective of the Fund is long term capital appreciation. The investment adviser to the Fund is The Roosevelt Investment Group (the “Adviser”).

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuations - Equity securities are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange-traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board.

Fixed income securities are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.

Federal Income Taxes – The Fund makes no provision for federal income tax. The Fund intends to qualify each year as a “regulated investment company” under subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of its net investment income and net realized capital gains. If the required amount of net investment income is not distributed, the Fund could incur a tax expense.

Roosevelt Anti-Terror Multi-Cap Fund

Notes to the Financial Statements – continued

May 31, 2007

(Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – continued

Security Transactions and Related Income- The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Dividends and Distributions – Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The Fund intends to distribute its net realized long-term capital gains and its net realized short-term capital gains at least once a year. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expenses or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of each Fund.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or other appropriate basis (as determined by the Board).

Accounting for Uncertainty in Income Taxes- In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48 – Accounting for Uncertainty in Income Taxes that requires the tax effects of certain tax positions to be recognized. These tax positions must meet a “more likely than not” standard that, based on their technical merits, have a more than 50 percent likelihood of being sustained upon examination. FASB Interpretation No. 48 is effective for fiscal periods beginning after December 15, 2006. At adoption, the financial statements must be adjusted to reflect only those tax positions that are more likely than not of being sustained. Management of the Fund is currently evaluating the impact that FASB Interpretation No. 48 will have on the Fund’s financial statements.

Fair Value Measurements - In September 2006, FASB issued Statement on Financial Accounting Standards (SFAS) No. 157 “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of May 31, 2007, the Trust does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain measurements reported on the statement of changes in net assets for a fiscal period.

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the management agreement (the “Agreement”), the Adviser has agreed to provide investment advisory services to the Fund, and to pay most operating expenses of the Fund, in return for a "universal fee."  The Agreement states that the Fund, not the Adviser, is obligated to pay the following expenses:  brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), fees and expenses of independent trustees, advertising, promotion and other expenses incurred in connection with the sale or distribution of the Fund’s shares (including expenses which the Fund is authorized to pay pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended), and extraordinary or nonrecurring expenses.  The Agreement does not require the Adviser to pay indirect expenses incurred

Roosevelt Anti-Terror Multi-Cap Fund

Notes to the Financial Statements – continued

May 31, 2007

(Unaudited)

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - continued

by the Fund, such as fees and expenses of other investment companies in which the Fund may invest. As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 1.00% of the average daily net assets of the Fund. For the six months ended May 31, 2007, the Adviser earned $78,709 from the Fund for advisory services. As of May 31, 2007, the Fund owed the Adviser $16,102 for these services.

The Trust retains Unified Fund Services, Inc. (“Unified”) to manage the Fund’s business affairs and provides the Fund with administrative services, fund accounting and transfer agency services, including all regulatory reporting and necessary office equipment and personnel. The Adviser pays all administrative, transfer agency and fund accounting fees on behalf of the Fund per the Agreement. A trustee and certain officers of the Trust are members of management and/or employees of Unified. Unified operates as a wholly-owned subsidiary of Huntington Bancshares, Inc., the parent company of the Distributor and Huntington National Bank, the custodian of the Fund’s investments (the “Custodian”).

Unified Financial Securities, Inc. (The “Distributor”) acts as the principal distributor of the Fund. There were no payments made to the Distributor by the Fund during the six months ended May 31, 2007. The Distributor, Unified and the Custodian are controlled by Huntington Bancshares, Inc.

The Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”). The Plan provides that the Fund will pay the Adviser a fee aggregating 0.25% of the average daily net assets of the Fund in connection with the promotion and distribution of Fund shares or the provision of services to shareholders, including, but not necessarily limited to, advertising, compensation to dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, the printing and mailing of sales literature and servicing shareholder accounts (“12b-1 Expenses”). The Adviser may pay all or a portion of these fees to any registered securities dealer, financial institution or any other person who renders assistance in distributing or promoting the sale of shares, or who provides certain shareholder services, pursuant to a written agreement. The Board activated the Plan effective January 6, 2006. For the six months ended May 31, 2007, the Fund accrued 12b-1 fees of $25,968, of which $5,617 was unpaid at May 31, 2007.

NOTE 4. INVESTMENTS

For the six months ended May 31, 2007, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations were as follows:

As of May 31, 2007, the net unrealized appreciation of investments for tax purposes was as follows:

At May 31, 2007, the aggregate cost of securities for federal income tax purposes was $17,731,420.

Roosevelt Anti-Terror Multi-Cap Fund

Notes to the Financial Statements – continued

May 31, 2007

(Unaudited)

NOTE 5. ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 6. DISTRIBUTIONS TO SHAREHOLDERS

On December 28, 2005, an income distribution of $0.020952 per share, a long-term capital gain distribution of $0.530829 per share, and a short-term capital gain distribution of $0.284076 were declared and paid to shareholders of record on December 27, 2005.

The tax character of distributions paid during the fiscal years ended November 30, 2006 and 2005 is as follows:

On December 27, 2006, an income distribution of $0.0444 per share or $37,852 and a long-term capital gain distribution of $0.2965 per share or $252,771 were declared and paid to shareholders of record on December 26, 2006.

As of November 30, 2006, the components of distributable earnings on a tax basis were as follows:

As of November 30, 2006, the difference between book basis and tax-basis unrealized appreciation was attributable primarily to the tax deferral of losses on wash sales of $16,754.

NOTE 7. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the Fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of May 31, 2007, Charles Schwab, for the benefit of others, was the record owner of 34.01% of the outstanding shares of the Fund. As a result, Charles Schwab may be deemed to control the Fund.

PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30 are available without charge upon request (1) by calling the Fund at (877) 322-0576 or (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

TRUSTEES

Stephen A. Little

Gary E. Hippenstiel

Daniel J. Condon

Ronald C. Tritschler

OFFICERS

Anthony J. Ghoston, President

John Swhear, Senior Vice-President

J. Michael Landis, Treasurer

Lynn E. Wood, Chief Compliance Officer

Heather Bonds, Secretary

INVESTMENT ADVISOR

The Roosevelt Investment Group

317 Madison Avenue, Suite 1004

New York, NY 10017

DISTRIBUTOR

Unified Financial Securities, Inc.

431 N. Pennsylvania Street

Indianapolis, IN 46204

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen Fund Audit Services, Ltd.

800 Westpoint Pkwy., Suite 1100

Westlake, OH 44145

LEGAL COUNSEL

Thompson Coburn LLP

One U.S. Bank Plaza

St. Louis, MO 63101

LEGAL COUNSEL TO THE INDEPENDENT TRUSTEES

Thompson Hine, LLP

312 Walnut Street, 14th Floor

Cincinnati, OH 45202

CUSTODIAN

Huntington National Bank

41 South High St.

Columbus, OH 43215

ADMINISTRATOR, TRANSFER AGENT

AND FUND ACCOUNTANT

Unified Fund Services, Inc.

431 N. Pennsylvania Street

Indianapolis, IN 46204

This report is intended only for the information of shareholders or those who have received the Funds’ prospectus, which contains information about each Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, Inc.

Member NASD/SIPC

Semi-Annual Report

May 31, 2007

(Unaudited)

Fund Adviser:

Symons Capital Management, Inc.

250 Mt. Lebanon Blvd., Ste 301

Pittsburgh, PA 15234

Toll Free (877) 679-6667

www.symonsfunds.com

Dear Fellow Shareholders,

Our Symons Alpha Growth (SAGIX) and Symons Alpha Value (SAVIX) Funds had an excellent period of performance for the period December 22, 2006 (Funds’ inception date) through May 31, 2007. The Symons Alpha Growth Fund was up 10.56% since inception through May 31 versus the Russell 3000 Growth of 10.29%. The Symons Alpha Value Fund was up 9.13% since inception through May 31 versus the Russell 3000 Value of 9.35%. The obvious question is “why the difference in performance between Growth and Value?” First, the two funds are designed in such a way that each serves a specific purpose in an overall investment portfolio. Value is designed to minimize downside risk while Growth will accept slightly higher risk exposure in the stocks we select in exchange for the possiblilty of added capital appreciation. Second, Growth benefited from a greater concentration of energy holdings. Third, Value had some weak performances from Amgen (AMGN), Eastman Kodak (EK) and Kraft Foods (KFT). Why did these stocks underperform? We believe the trend toward risk-averse stocks affected some of these holdings. For example, people may be selling Amgen based on recent negative media attention on one of its drugs; Kodak continues to have vast quarter-to-quarter earnings swings as it transitions from film to digital cameras and enters the ink-jet printer business; and Kraft is finally being set free from Altria (MO), creating the fear that Altria shareholders may dump Kraft stock upon receipt. Appetites for risk are coming down, and some Value stocks have short-term risk factors that concern some investors.

Why do we tend to continue to hold such stocks? For each stock, we look at every risk factor and decide whether we want to hold through the event. In most cases we hold on for the long-term. It is important to understand that in the short-term the stock market is an auction system where the price is set by the marginal bidder, resulting in a tendency for wider price movements than is likely warranted by the underlying value of the business. Because of this, we tend to hold on through the swings of depression and then sell later on the swings of euphoria. Overall, for Value we had a greater concentration of short-term events than usual.

More generally, our performance in the period ended May 31, 2007 was marked by an array of buyouts that worked in our favor, all of which are expected to close by the end of 2007. This is not luck. It is the reward for good long-term stock valuation research. We do the work that puts us in a position to take advantage of unexpected opportunities. In Value we had buyouts of both TODCO (THE) and Dollar General (DG). In Growth we had a buyout of Lone Star Technologies (LSS). One reason we have a fair number of buyouts is that we tend to look at cash flow and other factors that are popular with LBO (Leveraged Buy Out) firms, such as enterprise value/EBITDA (Earnings before Interest, Taxes, Depreciation and Amortization). We like these factors for reasons similar to the LBO firms – we like the flexibility those factors tend to represent. So, we buy good companies that we believe deserve to go up in value, and the fact that we get our share of buyouts is just icing on the cake.

Market Overview

The first five months of 2007 evidenced changing perceptions of future market uncertainties, with resulting volatility. Short-term volatility has been and always will be with us and should be of limited concern for long-term investors. It is more apparent now then ever that the U.S. stock market is part of the global market. What occurs in foreign markets such as China, Asia or Europe has an effect on the U.S. stock market. Short-term volatility in February and March were perfect examples of such global influences.

The fundamental driver of upward stock valuations is positive earnings, growth rates and stable interest rates. In 2006, corporate earnings were generally upbeat and this has certainly carried through for the first 5 months of 2007. Companies met or exceeded expectations for the first quarter and, in general, guidance for the second quarter and the rest of 2007 appears to look fairly healthy. Certain pockets are struggling and will continue to have a challenging year ahead, such as housing and housing-related stocks, and financial services stocks. Energy, health care, retailers and other consumer cyclicals have shown some strength and we continue to be cautiously optimistic.

Financial Sector

The financial sector was surprised by the sub prime mortgage issue -- which we believe will continue to unfold throughout the remainder of 2007. While some people have been quick to call the bottom of the mortgage issue we believe that this is incorrect and we remain patient as the matter unfolds. We think the psychology is similar to the TMT (Technology, Media, Telecom) boom back in 2000. In retrospect, the market peaked in March, 2000 but it didn't really go down and stay down until the fall, when Cisco (CSCO) warned (months after they said that they could grow revenues 40% a year forever) that it would not meet earnings estimates.

We anticipate a ripple effect in the financial sector for many months to come. Furthermore, we would expect spreads to widen and earnings of more financial stocks to struggle to meet expectations. The markets may be slow to recognize trouble. For instance, some people are celebrating the earnings of the brokers, claiming that the mortgage problems aren't affecting them. What isn’t realized is that the books were closed on the quarter just when the mortgage problems started and this could present longer-term problems over the next few quarters. We remain cautious for financial services stocks.

As in 2000, we wouldn't be surprised if we have six months in denial. For our part, we are concentrating on defensive names (consumer staples, drugs), energy, and precious metals. While recent events make it look like few stocks are truly safe (unlike 2000), we believe that these areas will see us through in better shape in the near term.

We believe that a material factor in achieving long-term performance is managing downside risk, which is our primary short-term objective. If history repeats itself, we are sure that there will be days where this stance looks foolish, but for the long-term it doesn't currently make sense to increase risk when the risk-takers are starting to feel pressure.

Energy Sector

Energy is the principal sector where we are confident it currently represents good relative value. We tend to focus on two areas-- natural gas and energy services. We initiated positions in both because of attractive entry prices and because of our long-term outlook for both natural gas and energy services. We continue to like natural gas because we believe it has the ability to deliver more upside. We like services because even if energy prices moderate, there should still be a good amount of demand for energy services. If energy prices do go down significantly, that would imply economic weakness. If that were to happen, which we don’t know, we would much rather be in energy than, say, steel or housing.

Oil service and natural gas both allowed us to get into an attractive market at surprisingly good prices. While the prices of both have moved up over time, they still look like relatively good values.

Market Outlook

The second half of 2007 suggests a mixture of uncertainties, which is usually the case. Earnings numbers appear to remain attractive, but we don’t always believe what we see. Our initial opinion during the first quarter was that it looked like the Federal Reserve would not lower rates until next year because economic activity, in their judgment, does not merit it. However, the general consensus has changed with the recent moves in inflation and bond yields. It appears that Federal Fund rates may remain flat or increased rather then lowering in the upcoming quarters. There should be more takeover activity as smaller companies are bought by bigger conglomerates and companies try to remain competitive.

We expect the remainder of 2007 to require all of our analytical skills. Two macro factors are making investing particularly challenging. One is the level of debt, both private (consumer and business) and public. Debt is not currently a problem, but when high levels of debt become a problem they become the dominant problem. Heavy public and private debt increases economic risk because it increases the leverage in the system. As debt grows it enables an increasingly small bubble (e.g., higher interest rates, slower economy, lower tax receipts) to create a substantial problem for borrowers and lenders.

The second macro factor challenging investors in the 1st quarter was the sheer volume of capital (liquidity) looking for a place to be invested. The fundamental supply vs. demand equation (more money chasing a limited supply of goods) has caused rates of return on investments to flatten or somewhat decline. Currently higher cost of financing and more restrictive free flow of capital may affect the liquidity boom. This is most apparent in fixed income, but we believe stocks are in the same situation. In essence, this is making it harder to find stocks with superior implied rates of return.

Managing Risk as Part of Managing Money

The actual timing of points of change in the stock market is exceptionally difficult – we can’t predict when something will happen, but at least we can be reasonably prepared for it. An illustration that strikes us as increasingly apt is the tech bubble of 1998-2000, when at times we had trouble squaring what we perceived to be sensible valuations with what the market was telling us every day. It took a good two years for the daily story to square with our view of sustainable valuations. Current conditions evoke similar thoughts, but from a broader (and less severe) aspect. The big picture contains legitimate long-term economic and market concerns, yet the daily reports from the securities markets suggest that we should not have a care in the world. Using our analytical skills in this environment is part of what makes our work so interesting, and exciting, every day.

There is, perhaps, another way to explain our view of the current investment landscape. We have said many times and in different ways that stocks are not intrinsically risky or safe. Rather, it is the price you pay for a stock that determines risk. Microsoft at $25 was far safer than Microsoft at $55. Much of our performance turns on understanding the importance of this point – don’t get too excited about and pay too much for the next ‘sure way to wealth.’

Current Caution Doesn’t Dim Long-Term Optimism

In conclusion, there is a lot of good in the American economy. It is the biggest and most dynamic economy in the world – just look at the constant reinvention of its structure through never-ending new business formations. The possible bottoming out of the housing recession, coupled with continued affordability of housing in most of America, is another positive. And sustained low interest rates are a positive force in any economy’s growth, so long as the available credit is used in a productive, rather than asset-inflating, manner.

Long-term investing is a sustained process that requires much patience from us and our clients. We try to explain our thinking so that our clients have a basis in knowledge and understanding to sustain their commitment to long-term investing. We see another exciting and interesting year ahead, one in which we hope to maintain a sensible risk-reward ratio in the portfolios we manage for you. Ultimately, we believe our shared edge is that we are disciplined long-term investors. It just takes careful research, thought and patience.

And finally, thank you for your business and support as we continue to forge ahead in attempting to do the best job we can for our shareholders.

Michael P. Czajka	Colin E. Symons, CFA
President & CEO	Chief Investment Officer

Investment Results

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling 1-877-679-6667.

* Return figures reflect any change in price per share and assume the reinvestment of all distributions.

** The Index is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees. The Russell 3000 Growth Index is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in this Index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

*** The adviser has contractually agreed to waive its management fee and/or reimburse expenses so that Net Expenses, excluding brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, extraordinary expenses, and any indirect expenses (such as those expenses incurred by the investment companies in which the Fund invests) do not exceed 1.49% of the Fund’s average daily net assets through November 30, 2008. Each fee waiver or expense reimbursement by the Adviser is subject to repayment by the Fund within the three fiscal years following the fiscal year in which that particular waiver or expense was incurred, provided that the Fund is able to make the repayment without exceeding the 1.49% expense limitation.

The chart above assumes an initial investment of $10,000 made on December 22, 2006 (commencement of Fund operations) and held through May 31, 2007. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

The Russell 3000 Growth Index is a widely recognized unmanaged index of common stock prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in the Index; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index. The Index returns do not include expenses, which have been deducted from the Fund’s return. These performance figures include the change in value of the stocks in the Index plus the reinvestment of dividends and are not annualized. Current performance may be lower or higher than the performance data quoted. For more information on the Fund, and to obtain performance data current to the most recent month-end, or to request a prospectus, please call 1-877-679-6667. You should carefully consider the investment objectives, potential risks, management fees, and charges and expenses of the Fund before investing. The Fund’s prospectus contains this and other information about the Fund, and should be read carefully before investing.

The Fund is distributed by Unified Financial Securities, Inc., member NASD.

Investment Results

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling 1-877-679-6667.

* Return figures reflect any change in price per share and assume the reinvestment of all distributions.

** The Index is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees. The Russell 3000 Value Index is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in this Index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

*** The adviser has paid the offering expenses of the Fund, and has contractually agreed to waive its management fee and/or reimburse expenses so that Net Expenses, excluding brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, extraordinary expenses and any indirect expenses (such as those incurred by the investment companies in which the Fund invests) do not exceed 1.49% of the Fund’s average daily net assets through November 30, 2008. Each fee waiver and expense reimbursement by the Adviser are subject to repayment by the Fund within the three fiscal years following the fiscal year in which that particular waiver or expense was incurred, provided that the Fund is able to make the repayment without exceeding the 1.49% expense limitation.

The chart above assumes an initial investment of $10,000 made on December 22, 2006 (commencement of Fund operations) and held through May 31, 2007. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

The Russell 3000 Value Index is a widely recognized unmanaged index of common stock prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in the Index; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index. The Index returns do not include expenses, which have been deducted from the Fund’s return. These performance figures include the change in value of the stocks in the Index plus the reinvestment of dividends and are not annualized. Current performance may be lower or higher than the performance data quoted. For more information on the Fund, and to obtain performance data current to the most recent month-end, or to request a prospectus, please call 1-877-679-6667. You should carefully consider the investment objectives, potential risks, management fees, and charges and expenses of the Fund before investing. The Fund’s prospectus contains this and other information about the Fund, and should be read carefully before investing.

The Fund is distributed by Unified Financial Securities, Inc., member NASD.

FUND HOLDINGS – (Unaudited)

1As a percent of net assets.

The Alpha Growth Fund seeks to achieve its objective by investing in a diversified portfolio of companies with market capitalizations above approximately $800 million that are trading at attractive prices, and that appear to have strong potential for capital appreciation over the long-term.

1As a percent of net assets.

The Alpha Value Fund seeks to achieve its objective by investing in a diversified portfolio of companies with market capitalizations above approximately $800 million that are trading at attractive prices, and that appear to have limited downside price risk over the long-term.

Availability of Portfolio Schedule – (Unaudited)

These Funds each file a complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available at the SEC’s website at www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Summary of Funds’ Expenses – (Unaudited)

As a shareholder of one of the Funds, you incur two types of costs: (1) transaction costs, including short-term redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period (December 22, 2006, the date the Funds commenced operations) and held for the entire period (through May 31, 2007).

Actual Expenses

The first line of each table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not either of the Fund’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant only to highlight your ongoing costs and do not reflect any transactional costs, such as short-term redemption fees.  Therefore, the second line is useful in comparing ongoing costs only and will not help you determine the relative costs of owning different funds.  In addition, if these transactions costs were included, your costs would have been higher.

Symons Alpha Growth Fund	Beginning Account Value	Ending Account Value May 31, 2007	Expenses Paid During the Period Ended May 31, 2007
Actual*	$1,000.00	$1,105.62	$6.94
Hypothetical **	$1,000.00	$1,017.48	$7.52

*Expenses are equal to the Fund’s annualized expense ratio of 1.49%, multiplied by the average account value over the period, multiplied by 161/365 (to reflect the period since commencement of Fund operations on December 22, 2006).

** Assumes a 5% return before expenses. The hypothetical example is calculated based on a six month period from December 1, 2006 to May 31, 2007. Accordingly, expenses are equal to the Fund’s annualized expense ratio of 1.49%, multiplied by the average account value over the six month period, multiplied by 182/365 (to reflect the partial year period).

Symons Alpha Value Fund	Beginning Account Value	Ending Account Value May 31, 2007	Expenses Paid During the Period Ended May 31, 2007
Actual*	$1,000.00	$1,091.26	$6.88
Hypothetical**	$1,000.00	$1,017.49	$7.50

*Expenses are equal to the Fund’s annualized expense ratio of 1.49%, multiplied by the average account value over the period, multiplied by 161/365 (to reflect the period since commencement of Fund operations on December 22, 2006).

** Assumes a 5% return before expenses. The hypothetical example is calculated based on a six month period from December 1, 2006 to May 31, 2007. Accordingly, expenses are equal to the Fund’s annualized expense ratio of 1.49%, multiplied by the average account value over the six month period, multiplied by 182/365 (to reflect the partial year period).

Symons Institutional Funds
Symons Alpha Growth Institutional Fund
Schedule of Investments
May 31, 2007
(Unaudited)

Common Stocks - 95.00%	Shares	Market Value

Beverages - 8.14%
Constellation Brands, Inc. - Class A (a)	10,190	$ 247,617
PepsiCo, Inc.	3,420	233,689
		481,306

Books: Publishing or Publishing & Printing - 3.75%
Scholastic Corp. (a)	6,980	221,755

Bottled & Canned Soft Drinks & Carbonated Waters - 4.15%
Cadbury Schweppes plc (b)	4,360	245,730

Converted Paper & Paperboard Products - 3.86%
Kimberly-Clark Corp.	3,215	228,137

Crude Petroleum & Natural Gas - 11.58%
Chesapeake Energy Corp.	6,820	237,745
Cimarex Energy Co.	6,410	269,412
St. Mary Land & Exploration Co.	4,760	177,834
		684,991

Dolls & Stuffed Toys - 3.80%
Mattel, Inc.	8,020	224,640

Drilling Oil & Gas Wells - 4.18%
Nabors Industries, Ltd. (a)	7,070	247,026

Gold and Silver Ores - 6.36%
Coeur d' Alene Mines Corp. (a)	43,840	158,262
Harmony Gold Mining Co., Ltd. (a) (b)	14,600	217,978
		376,240

Heating Equipment, Except Electric & Warm Air; & Plumbing Fixtures - 2.98%
Fortune Brands, Inc.	2,185	176,504

Household Furniture - 2.89%
Sealy Corp.	10,330	170,961

Oil & Gas Field Services - 3.51%
Global Industries, Ltd. (a)	8,760	207,700

Pharmaceutical Preparations - 4.49%
Pfizer, Inc.	9,660	265,553

Retail - Catalog & Mail-Order Houses - 3.31%
NutriSystem, Inc. (a)	2,990	195,905

Retail - Eating & Drinking Places - 2.82%
Starbucks Corp. (a)	5,800	167,098

Semiconductors & Related Devices - 3.85%
Advanced Micro Devices, Inc. (a)	15,950	227,606

*See accompanying notes which are an integral part of these financial statements.

Symons Institutional Funds
Symons Alpha Growth Institutional Fund
Schedule of Investments - continued
May 31, 2007
(Unaudited)

Common Stocks - 95.00% - continued	Shares	Market Value

Services - Miscellaneous Amusement & Recreation - 2.77%
Ameristar Casinos, Inc.	5,520	$ 163,944

Services - Motion Picture & Video Tape Production - 3.28%
DreamWorks Animation SKG, Inc. - Class A (a)	6,500	194,220

Services - Prepackaged Software - 3.95%
Citrix Systems, Inc. (a)	6,960	233,926

Steel Pipe & Tubes - 4.10%
Lone Star Technologies, Inc. (a)	3,600	242,568

Surgical & Medical Instruments & Apparatus - 4.29%
Boston Scientific Corp. (a)	16,210	254,011

Retail - Grocery Stores - 3.60%
Whole Foods Market, Inc.	5,180	212,898

Retail - Eating Places - 3.34%
McDonald's Corp.	3,910	197,650

TOTAL COMMON STOCKS (Cost $5,471,901)		5,620,369

Money Market Securities - 4.88%

Fidelity Institutional Money Market Portfolio, 5.23% (c)	288,851	288,851

TOTAL MONEY MARKET SECURITIES (Cost $288,851)		288,851

TOTAL INVESTMENTS (Cost $5,760,752) - 99.88%		$5,909,220

Other assets less liabilities - 0.12%		7,200

TOTAL NET ASSETS - 100.00%		$5,916,420

(a) Non-income producing.
(b) American Depositary Receipt.
(c) Variable Rate Security; the money market rate shown represents the rate at May 31, 2007.

*See accompanying notes which are an integral part of these financial statements.

Symons Institutional Funds
Symons Alpha Value Institutional Fund
Schedule of Investments
May 31, 2007
(Unaudited)

Common Stocks - 87.62%	Shares	Market Value

Agriculture Product - 4.83%	3,260	$ 79,316
Fresh Del Monte Produce, Inc. (a)

Biological Products, No Diagnostic Substances - 3.34%
Amgen, Inc. (a)	975	54,922

Canned, Frozen & Preserved Fruit, Vegetables - 4.25%
Corn Products International, Inc.	1,700	69,751

Crude Petroleum & Natural Gas - 5.01%
Devon Energy Corp.	665	51,059
Energy Partners, Ltd. (a)	1,812	31,166
		82,225

Drilling Oil & Gas Wells - 3.70%
Todco (a)	1,230	60,836

Food & Kindred Products - 8.10%
Kraft Foods, Inc. - Class A	2,120	71,741
Sara Lee Corp.	3,420	61,218
		132,959

Games, Toys, & Childrens Vehicles - 4.46%
Hasbro, Inc.	2,280	73,302

General Building Contractors - Residential Buildings - 3.35%
Walter Industries, Inc.	1,710	55,045

Gold & Silver Ores - 3.51%
Barrick Gold Corp.	1,980	57,677

Grain Mill Products - 4.40%
General Mills, Inc.	1,180	72,263

Malt Beverages - 2.87%
Anheuser-Busch Companies, Inc.	885	47,206

Meat Packing Plants - 3.99%
Smithfield Foods, Inc. (a)	2,040	65,566

Pharmaceutical Preparations - 7.41%
King Pharmaceuticals, Inc. (a)	3,050	64,782
Eli Lilly & Co.	970	56,861
		121,643

*See accompanying notes which are an integral part of these financial statements.

Symons Institutional Funds
Symons Alpha Value Institutional Fund
Schedule of Investments - continued
May 31, 2007
(Unaudited)

Common Stocks - 87.62% - continued
	Shares	Market Value

Photographic Equipment & Supplies - 3.72%	2,410	$ 61,117
Eastman Kodak Co.

Plastics Products - 3.64%
Newell Rubbermaid, Inc.	1,880	59,709

Radio Broadcasting Stations - 3.74%
Clear Channel Communications, Inc.	1,600	61,440

Retail - Department Stores - 3.11%
Dollar General Corp.	2,360	51,071

Retail - Miscellaneous Shopping Goods Stores - 3.72%
Borders Group, Inc.	2,740	61,074

Retail - Radio, TV & Consumer Electronics Stores - 4.03%
Best Buy Co., Inc.	1,370	66,157

Sugar & Confectionery Products - 3.50%
The Hershey Co.	1,090	57,454

Telecommunication - 2.94%
Telecom Corp. of New Zealand, Ltd. (b)	1,690	48,368

TOTAL COMMON STOCKS (Cost $1,332,374)		1,439,101

Unit Investment Trust - 1.84%
Enerplus Resources Fund	620	30,281

TOTAL UNIT INVESTMENT TRUST (Cost $26,220)		30,281

Money Market Securities - 9.56%
Fidelity Institutional Money Market Portfolio, 5.23% (c)	156,858	156,858

TOTAL MONEY MARKET SECURITIES (Cost $156,858)		156,858

TOTAL INVESTMENTS (Cost $1,515,453) - 99.02%		$ 1,626,240

Other assets less liabilities - 0.98%		16,123

TOTAL NET ASSETS - 100.00%		$ 1,642,363

(a) Non-income producing.

(b) American Depositary Receipt.

(c) Variable Rate Security; the money market rate shown represents the rate at May 31, 2007.

*See accompanying notes which are an integral part of these financial statements.

Symons Institutional Funds
Statements of Assets and Liabilities
May 31, 2007
(Unaudited)
	Symons Alpha	Symons Alpha
	Growth Institutional	Value Institutional
	Fund	Fund
Assets
Investment in securities:
At cost	$ 5,760,752	$ 1,515,453
At value	$ 5,909,220	$ 1,626,240

Receivable for fund shares sold	-	10,000
Dividends receivable	3,204	2,988
Interest receivable	4,905	814
Prepaid expenses	12,230	11,387
Receivable due from Adviser (a)	17,356	17,816
Total assets	5,946,915	1,669,245

Liabilities
Payable to administrator, transfer agent, and fund accountant	9,728	9,726
Payable to trustees and officers	138	139
Payable to custodian	3,300	900
Accrued 12b-1 fees	1,725	868
Other accrued expenses	15,604	15,249
Total liabilities	30,495	26,882

Net Assets	$ 5,916,420	$ 1,642,363

Net Assets consist of:
Paid in capital	$ 5,764,675	$ 1,529,679
Accumulated undistributed net investment income	3,448	3,339
Accumulated net realized (loss) from investment transactions	(171)	(1,442)
Net unrealized appreciation on investments	148,468	110,787

Net Assets	$ 5,916,420	$ 1,642,363

Shares outstanding (unlimited number of shares authorized)	535,537	150,626

Net Asset Value and offering price per share	$ 11.05	$ 10.90

Redemption price per share (b) (Net Asset Value * 98%)	$ 10.83	$ 10.68

(a) See Note 3 in the Notes to the Financial Statements.

(b) The Funds charge a 2% redemption fee on shares redeemed within 60 calendar days of purchase. Shares are redeemed at the net asset value if held longer than 60 calendar days.

*See accompanying notes which are an integral part of these financial statements.

Symons Institutional Funds
Statements of Operations
For the period ended May 31, 2007 (a)
(Unaudited)
	Symons Alpha	Symons Alpha
	Growth Fund	Value Fund

Investment Income
Dividend income (net of withholding tax of $199 for the Value Fund)	$ 5,822	$ 5,539
Interest income	8,208	3,102
Total Income	14,030	8,641

Expenses
Investment adviser fee (b)	6,899	3,472
12b-1 fee	1,725	868
Transfer agent expenses	14,291	14,293
Administration expenses	14,088	14,088
Fund accounting expenses	11,760	11,760
Registration expenses	8,184	8,182
Custodian expenses	7,457	3,890
Legal expenses	6,597	6,597
Audit expenses	5,665	5,665
CCO expense	2,359	2,359
Trustee expenses	2,347	2,347
Miscellaneous expenses	2,311	2,322
Pricing expenses	2,319	2,319
Report printing expense	1,844	1,844
Total Expenses	87,846	80,006
Fees waived and expenses reimbursed by Adviser (b)	(77,292)	(74,762)
Net operating expenses	10,554	5,244
Net investment income	3,476	3,397

Realized & Unrealized Gain (Loss)
Net realized (loss) on investment securities	(171)	(1,443)
Change in unrealized appreciation (depreciation)
on investment securities	148,468	110,787
Net realized and unrealized gain on investment securities	148,297	109,344
Net increase in net assets resulting from operations	$ 151,773	$ 112,741

(a) For the period December 22, 2006 (Commencement of Operations) to May 31, 2007.
(b) See Note 3 in the Notes to the Financial Statements.

*See accompanying notes which are an integral part of these financial statements.

Symons Institutional Funds
Statements of Changes In Net Assets
	Symons Alpha	Symons Alpha
	Growth Institutional	Value Institutional
	Fund	Fund

	Period ended May 31, 2007
	(Unaudited)(a)
Operations
Net investment income	$ 3,476	$ 3,397
Net realized (loss) on investment securities	(171)	(1,443)
Change in unrealized appreciation (depreciation)
on investment securities	148,468	110,787
Net increase in net assets resulting from operations	151,773	112,741

Distributions
From net investment income	(28)	(58)
Total distributions	(28)	(58)

Capital Share Transactions
Proceeds from shares sold	5,774,583	1,535,661
Reinvestment of distributions	28	58
Amount paid for shares repurchased	(9,936)	(6,039)
Net increase in net assets resulting
from share transactions	5,764,675	1,529,680

Total Increase in Net Assets	5,916,420	1,642,363

Net Assets
Beginning of period	-	-

End of period	$ 5,916,420	$ 1,642,363

Accumulated undistributed net investment income
included in net assets at end of period	$ 3,448	$ 3,339

Capital Share Transactions
Shares sold	536,460	151,204
Shares issued in reinvestment of distributions	3	6
Shares repurchased	(926)	(584)

Net increase from capital share transactions	535,537	150,626	`

(a) For the period December 22, 2006 (Commencement of Operations) to May 31, 2007.

*See accompanying notes which are an integral part of these financial statements.

Symons Institutional Funds
Financial Highlights
(For a share outstanding throughout the period)

	Symons Alpha Growth Institutional	Symons Alpha Value Institutional
	Fund	Fund

	Period ended May 31, 2007
	(Unaudited)		(a)

Selected Per Share Data:
Net asset value, beginning of period	$ 10.00	$ 10.00
Income from investment operations:
Net investment income	0.01	0.03
Net realized and unrealized gain on investments	1.05	0.88
Total income from investment operations	1.06	0.91

Less distributions:
From net investment income	(0.01)	(0.01)
Total distributions	(0.01)	(0.01)

Paid in capital from redemption fees (b)	-	-

Net asset value, end of period	$ 11.05	$ 10.90

Total Return (c)(d)	10.56%	9.13%

Ratios and Supplemental Data:
Net assets, end of period (000)	$ 5,916	$ 1,642

Ratio of expenses to average net assets (e)	1.49%	1.49%
Ratio of expenses to average net assets
before reimbursement (e)	12.44%	22.75%
Ratio of net investment income to
average net assets (e)	0.49%	0.97%
Ratio of net investment income to
average net assets before reimbursement (e)	(10.46)%	(20.30)%
Portfolio turnover rate	3.23%	7.78%

(a) For the period December 22, 2006 (Commencement of Operations) to May 31, 2007.

(b) Redemption fees resulted in less than $0.005 per share.

(c) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(d) Not annualized.

(e) Annualized.

*See accompanying notes which are an integral part of these financial statements.

Symons Institutional Funds

Notes to the Financial Statements

May 31, 2007

(Unaudited)

NOTE 1. ORGANIZATION

The Symons Alpha Growth Institutional Fund (the “Growth Fund”) and Symons Alpha Value Institutional Fund (the “Value Fund”) (each, a “Fund” and collectively, the “Funds”) were organized as diversified series of Unified Series Trust (the “Trust”) on November 13, 2006. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series. Each Fund is one of a series of funds currently authorized by the Board. The investment adviser to the Funds is Symons Capital Management, Inc. (the “Adviser”). The Funds commenced operations on December 22, 2006. The Funds seek to provide long-term capital appreciation.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

Securities Valuation - Equity securities are generally valued by using market quotations furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser subject to guidelines approved by the Board.

Fixed income securities are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, such securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a country or region.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s net asset value (“NAV”) calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.

Federal Income Taxes – The Funds make no provisions for federal income tax. The Funds’ policy is to qualify each year as “regulated investment companies” under subchapter M of the Internal Revenue Code of 1986, as amended, by distributing all of their taxable income. If the required amount of net investment income is not distributed, the Funds could incur a tax expense.

Symons Institutional Funds

Notes to the Financial Statements - continued

May 31, 2007

(Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – continued

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis (as determined by the Board).

Security Transactions and Related Income - The Funds follow industry practice and record security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the lives of the respective securities using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Distributions to Shareholders - The Funds intend to distribute substantially all of their net investment income as dividends to its shareholders on at least an annual basis. The Funds intend to distribute their net realized long-term capital gains and their net realized short-term capital gains at least once a year. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of a Fund.

Accounting for Uncertainty in Income Taxes- In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48 – Accounting for Uncertainty in Income Taxes that requires the tax effects of certain tax positions to be recognized. These tax positions must meet a “more likely than not” standard that, based on their technical merits, have a more than 50 percent likelihood of being sustained upon examination. FASB Interpretation No. 48 is effective for fiscal periods beginning after December 15, 2006. At adoption, the financial statements must be adjusted to reflect only those tax positions that are more likely than not of being sustained. Management of the Funds is currently evaluating the impact that FASB Interpretation No. 48 will have on the Funds’ financial statements.

Fair Value Measurements – In September 2006, FASB issued Statement on Financial Accounting Standards (SFAS) No. 157 “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of May 31, 2007, the Funds do not believe that the adoption of SFAS No. 157 will impact the amounts reported in the financial statements; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain measurements reported on the statement of changes in net assets for a fiscal period.

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Adviser of the Funds under the terms of the management agreements (the “Agreements”), manages the Funds’ investments subject to approval of the Board. As compensation for its management services, each Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 1.00% of the average daily net assets of each Fund. For the period December 22, 2006 (commencement of operations) through May 31, 2007, the Adviser earned a fee of $6,899 and $3,472 from the Growth Fund and the Value Fund, respectively, before waiving a portion of those fees, as described below.

Symons Institutional Funds

Notes to the Financial Statements - continued

May 31, 2007

(Unaudited)

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES – continued

The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that total annual fund operating expenses, excluding brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, extraordinary expenses, and any indirect expenses (such as expenses incurred by other investment companies in which the Funds invest) do not exceed 1.49% of each Fund’s average daily net assets through November 30, 2008. For the period December 22, 2006 (commencement of operations) through May 31, 2007, the Advisor waived fees and reimbursed expenses of $77,292 and $74,762 for the Growth Fund and the Value Fund, respectively. Each waiver or reimbursement by the Advisor with respect to a Fund is subject to repayment by that Fund within the three fiscal years following the fiscal year in which that particular waiver or reimbursement occurred, provided that the Fund is able to make the repayment without exceeding the 1.49% expense limitation. As of May 31, 2007, $77,292 and $74,762 may be subject to potential repayment by the Growth Fund and the Value Fund, respectively, through November 30, 2010. As of May 31, 2007, the Advisor owed $17,356 and $17,816 to the Growth Fund and the Value Fund, respectively.

The Trust retains Unified Fund Services, Inc. (“Unified”) to manage the Funds’ business affairs and to provide the Funds with administrative services, including all regulatory reporting and necessary office equipment and personnel. For the period December 22, 2006 (commencement of operations) through May 31, 2007, Unified earned fees of $14,088 and $14,088 for administrative services provided to the Growth Fund and the Value Fund, respectively. As of May 31, 2007, Unified was owed $5,120 and $5,120 by the Growth Fund and the Value Fund, respectively, for administrative services. Certain officers of the Trust are members of management and/or employees of Unified. Unified operates as a wholly-owned subsidiary of Huntington Bancshares, Inc., the parent company of the principal distributor of the Funds and Huntington National Bank, the custodian of the Funds’ investments (the “Custodian”). For the period December 22, 2006 (commencement of operations) through May 31, 2007, the Custodian earned fees of $7,457 and $3,890 from the Growth Fund and the Value Fund, respectively, for custody services. As of May 31, 2007, the Custodian was owed $3,300 and $900 by the Growth Fund and the Value Fund, respectively, for custody services.

The Trust retains Unified to act as each Fund’s transfer agent and to provide fund accounting services. For the period December 22, 2006 (commencement of operations) through May 31, 2007, Unified earned fees of $8,535 and $8,535 from the Growth Fund and the Value Fund, respectively, for transfer agent services and $5,756 and $5,758 from the Growth Fund and the Value Fund, respectively, in reimbursement for out-of-pocket expenses incurred in providing transfer agent services. As of May 31, 2007, Unified was owed $904 and $902 by the Growth Fund and the Value Fund, respectively, for transfer agent services and reimbursement of out-of-pocket expenses. For period December 22, 2006 (commencement of operations) through May 31, 2007, Unified earned fees of $11,760 and $11,760 from the Growth Fund and the Value Fund, respectively, for fund accounting services. As of May 31, 2007, Unified was owed $3,704 and $3,704 by the Growth Fund and the Value Fund, respectively, for fund accounting services.

The Funds have adopted Distribution Plans pursuant to Rule 12b-1 under the Investment Company Act of 1940 (each a “Plan”, collectively, “Plans”). The Plans provide that each Fund will pay the Adviser and/or any registered securities dealer, financial institution or any other person (the “Recipient”) a shareholder servicing fee of 0.25% of the average daily net assets of the class in connection with the promotion and distribution of a Fund’s shares or the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, the printing and mailing of sales literature and servicing shareholder accounts (“12b-1 expenses”). The Funds or Adviser may pay all or a portion of these fees to any Recipient who renders assistance in distributing or promoting the sale of shares, or who provides certain shareholder services, pursuant to a written agreement. Each Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses actually incurred. It is anticipated that the Plans will benefit shareholders because an effective sales program typically is necessary in order for the Funds to reach and maintain a sufficient size to achieve efficiently its investment objectives and to realize economies of scale. For the period December 22, 2006 (commencement of operations) through May 31, 2007, the Growth Fund and Value Fund accrued 12b-1 fees of $1,725 and $868, respectively, all of which is unpaid at May 31, 2007.

Unified Financial Securities, Inc. (the “Distributor”) acts as the principal distributor of the Funds. There were no payments made by the Funds to the Distributor during the period December 22, 2006 (commencement of operations) through May 31, 2007. The Distributor, Unified and the Custodian are controlled by Huntington Bancshares, Inc.

Symons Institutional Funds

Notes to the Financial Statements - continued

May 31, 2007

(Unaudited)

NOTE 4. INVESTMENTS

For the period ended May 31, 2007, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations, were as follows:

As of May 31, 2007, the net unrealized appreciation of investments for tax purposes was as follows:

At May 31, 2007, the aggregate cost of securities for federal income tax purposes was $5,760,752 for the Growth Fund and $1,515,452 for the Value Fund.

NOTE 5. ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 6. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of May 31, 2007, National Investors Services Corp. (“NISC”), for the benefit of its customers, owned 65.40% and 38.26% of the Growth Fund and the Value Fund, respectively. As a result, NISC may be deemed to control each of the Funds.

NOTE 7. DISTRIBUTIONS TO SHAREHOLDERS

Growth Fund: On December 28, 2006 the Growth Fund paid an income distribution of $0.0056 per share or $58 to shareholders of record on December 27, 2006.

Value Fund:      On December 28, 2006, the Value Fund paid an income distribution of $0.0116 per share or $28 to shareholders of record on December 27, 2006.

Management Agreements Approval (Unaudited)

The Management Agreements (collectively “Agreements”) were considered by the Board, including a majority of the Trustees who are not interested persons of the Trust or interested parties to the Agreement (collectively, the “Independent Trustees”) at an in-person meeting on September 11, 2006, and approved at an in-person meeting on November 12, 2006.

The Trustees were directed to the Board materials, provided in advance of the meeting, which were compiled to assist them in their decision-making as required by Section 15(c) of the Investment Company Act of 1940, as amended. Legal counsel reviewed these materials with the Trustees, which included, among other information, materials furnished by the Adviser in advance of the meeting, including current financial statements and Form ADV Part II and an investment questionnaire describing the Adviser’s investment strategies. The Trustees also reviewed a description of the Adviser’s business and personnel information, including a description of its policies and practices regarding best execution, trade allocation, soft dollars and proxy voting.

The Trustees also met with the Adviser’s CEO and Managing Director. The Managing Director advised the Board that the Adviser has been a wealth management firm serving individual and family clients since 1980. He described the investment strategy of the Funds and reviewed the historical performance of composites managed by them using the same strategy. The Trustees reviewed the proposed management fee and the Adviser’s agreement to cap certain Fund expenses. The Adviser also answered questions asked by the Board.

In considering whether to approve the Management Agreements between the Trust and the Adviser, on behalf of the Funds, the Trustees considered the following factors: (1) although the Adviser does not have prior experience managing a mutual fund, the Adviser currently manages $220 million in assets under management using the same Alpha Growth and Alpha Value strategies that it will use to manage the Funds; (2) the Adviser’s Alpha Growth and Alpha Value composites have outperformed their respective benchmarks since their inception in January 1998 and October 1986, respectively, for each year since inception; (3) the Adviser contractually has agreed to waive its management fee and/or reimburse certain operating expenses of each Fund through the end of its first two fiscal years; (4) the Adviser’s current financial statements indicate that the firm has sufficient revenues to meet its obligation to cap Fund expenses, even if the Agreements are not profitable in the first two years; (5) the Adviser may direct the Funds’ brokerage to broker-dealers who provide research services that assist the Adviser in managing the Funds’ portfolios; and (6) because the Funds are start-up funds, breakpoints are not necessary at this time.

Having considered these factors and additional information provided to the Board in advance of the meeting, the Board of Trustees determined that the Agreement is fair and in the best interests of the Fund and its shareholders and unanimously approve the appointment of the Adviser to serve as the investment adviser to the Fund under the terms and conditions set forth in the Agreement.

PROXY VOTING

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge upon request (1) by calling the Funds at (877) 679-6667 or (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

TRUSTEES

Gary E. Hippenstiel

Stephen A. Little

Daniel J. Condon

Ronald C. Tritschler

OFFICERS

Anthony J. Ghoston, President

John C. Swhear, Senior Vice President

J. Michael Landis, Treasurer

Heather A. Bonds, Secretary

Lynn E. Wood, Chief Compliance Officer

INVESTMENT ADVISER

Symons Capital Management, Inc.

250 Mt. Lebanon Blvd., Ste 301

Pittsburgh, PA 15234

DISTRIBUTOR

Unified Financial Securities, Inc.

431 N. Pennsylvania Street

Indianapolis, IN 46204

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen Fund Audit Services, Ltd.

800 Westpoint Pkwy., Suite 1100

Westlake, OH 44145

LEGAL COUNSEL

Thompson Coburn LLP

One U.S. Bank Plaza

St. Louis, MO 63101

LEGAL COUNSEL TO THE INDEPENDENT TRUSTEES

Thompson Hine LLP

312 Walnut Street, 14th Floor

Cincinnati, OH 45202

CUSTODIAN

Huntington National Bank

41 South High St.

Columbus, OH 43215

ADMINISTRATOR, TRANSFER AGENT

AND FUND ACCOUNTANT

Unified Fund Services, Inc.

431 N. Pennsylvania Street

Indianapolis, IN 46204

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus, which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, Inc.

Member NASD/SIPC

Item 2. Code of Ethics.	NOT APPLICABLE – disclosed with annual report

Item 3. Audit Committee Financial Expert. NOT APPLICABLE- disclosed with annual report

Item 4. Principal Accountant Fees and Services. NOT APPLICABLE – disclosed with annual report

Item 5. Audit Committee of Listed Companies. NOT APPLICABLE – applies to listed companies only

Item 6. Schedule of Investments. NOT APPLICABLE – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 8. Portfolio Managers of Closed-End Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. NOT APPLICABLE – applies to closed-end funds only

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)         Based on an evaluation of the registrant’s disclosure controls and procedures as of July 9, 2007, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)         There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not Applicable – filed with annual report

(a)(2)	Certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2under the
Investment Company Act of 1940 are filed herewith.

(a)(3)	Not Applicable – there were no written solicitations to purchase securities under Rule 23c-1 during the period

(b)	Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Unified Series Trust

By

*___/s/ Anthony Ghoston______________      Anthony Ghoston, President

Date	8/7/2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*___ _____/s/ Anthony Ghoston_____

Anthony Ghoston, President

Date	____8/7/2007___________

By

*	/s/ J. Michael Landis

J. Michael Landis, Treasurer

Date	___8/7/2007___